                                File Nos. 2-24256
                                    811-1343

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                         ------------------------------

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 73

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         -------------------------------

               HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
               ---------------------------------------------------
                           (Exact Name of Registrant)

                       Horace Mann Life Insurance Company
                       ----------------------------------
                               (Name of Depositor)

               One Horace Mann Plaza, Springfield, Illinois 62715
               --------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

                                 (217) 789-2500
                                  ------------
                         (Depositor's Telephone Number)

                                 Ann M. Caparros
                              One Horace Mann Plaza
                           Springfield, Illinois 62715
                          ----------------------------
                     (Name and Address of Agent for Service)
                          Copies of Communications to:

                                Cathy G. O'Kelly
                        Vedder, Price, Kaufman & Kammholz
                            222 North LaSalle Street
                          Chicago, Illinois 60601-1003

                          -----------------------------


It is proposed that this filing will become effective:

  ___ Immediately upon filing pursuant to paragraph (b) of Rule 485

  ___ On (date) pursuant to paragraph (b) of Rule 485

  ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

   X   On May 1, 2003 pursuant to paragraph (a)(1) of Rule 485
  ---

  If appropriate, check the following box:

  ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

Qualified variable tax deferred annuity contracts Prospectus


Horace Mann Life Insurance Company
Separate Account

May 1, 2003


Qualified Variable Deferred Annuity Contracts Issued By Horace Mann Life Insurance Company Separate Account
Single Premium Contracts for Individuals
Flexible Premium Contracts for Individuals and Groups


This prospectus offers combination fixed and variable, qualified annuity contracts to individuals and groups. These contracts are issued by Horace Mann Life Insurance Company ("HMLIC") and can be issued as flexible premium contracts or, for individuals, as single premium contracts. They are issued in connection with retirement plans or arrangements which may qualify for special tax treatment under the Internal Revenue Code of 1986 ("IRC"), as amended. Amounts transferred to HMLIC Separate Account as directed by a participant or contract owner are invested in one or more of the subaccounts (sometimes referred to as variable investment options or variable accounts). Each subaccount purchases shares in a corresponding mutual fund. The mutual funds are:


Large Company Stock Funds

          Large Blend
                   JPMorgan U.S. Disciplined Equity Portfolio
                   Fidelity VIP Growth & Income Portfolio SC 2
                   Wilshire 5000 Index Portfolio (1)
                   Fidelity VIP Index 500 Portfolio SC 2

          Large Growth
                   Fidelity VIP Growth Portfolio SC 2
                   Alliance Premier Growth Portfolio
                   Wilshire Large Company Growth Portfolio (1)

          Large Value
                   Horace Mann Equity Fund
                   Horace Mann Socially Responsible Fund
                   Davis Value Portfolio
                   Wilshire Large Company Value Portfolio

Mid-Size Company Stock Funds
          Mid Blend
                   Fidelity VIP Mid Cap Portfolio SC 2
                   Rainier Small/Mid Cap Equity Portfolio

          Mid Growth
                   Putnam VT Vista Fund (IB Shares)
                   Strong Mid Cap Growth Fund II

          Mid Value
                   Ariel Appreciation Fund
                   Strong Opportunity Fund II

Small Company Stock Funds
          Small Blend
                   T. Rowe Price Small-Cap Stock Fund--Advisor Class Neuberger Berman Genesis Fund Advisor Class

          Small Growth
                   Horace Mann Small Cap Growth Fund
                   Credit Suisse Small Cap Growth Portfolio
                   Wilshire Small Company Growth Portfolio

          Small Value
                   Ariel Fund
                   T. Rowe Price Small-Cap Value Fund--Advisor Class Wilshire Small Company Value Portfolio

International Stock Funds
                   Horace Mann International Equity Fund
                   Fidelity VIP Overseas Portfolio SC 2

Balanced Fund
                   Horace Mann Balanced Fund

Bond Funds
                   Horace Mann Income Fund
                   Horace Mann Short-Term Investment Fund
                   Fidelity VIP High Income Portfolio SC 2
                   Fidelity VIP Investment Grade Bond Portfolio SC 2

(1) For contracts issued prior to September 5, 2000, the subaccounts of the HMLIC Separate Account invest in the Institutional Class of shares of each Fund. For contracts issued on or after September 5, 2000, the subaccounts invest in the Investment Class of shares of each Fund.

This Prospectus sets forth the information an investor should know before investing and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2003. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile ("FAX") transmission to (217) 527-2307, or by telephoning (217) 789-2500 or (800)
999-1030 (toll-free). The table of contents of the Statement of Additional Information appears on page of this Prospectus.


The Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that HMLIC files electronically with the Securities and Exchange Commission.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


The date of this Prospectus is May 1, 2003.

Table of Contents

                                                                            Page
Definitions.................................................................
Summary.....................................................................
Condensed Financial Information.............................................
Horace Mann Life Insurance Company, The Separate Account and The
 Underlying Funds...........................................................
Horace Mann Life Insurance Company..........................................
The Separate Account........................................................
The Underlying Funds........................................................
The Contract(s).............................................................
Contract Owners' Rights.....................................................
Purchasing the Contract.....................................................
Purchase Payments...........................................................
Amount and Frequency of Purchase Payments...................................
Allocation of Purchase Payments.............................................
Accumulation Units and Accumulation Unit Value..............................
Transactions................................................................
Transfers...................................................................
Dollar Cost Averaging.......................................................
Rebalancing.................................................................
Changes to Purchase Payment Allocations.....................................
Surrender or Withdrawal Before Commencement of Annuity Period...............
Deferment...................................................................
Confirmations...............................................................
Deductions and Expenses.....................................................
Annual Maintenance Charge...................................................
Mortality and Expense Risk Fee..............................................
Surrender Charges...........................................................
Operating Expenses of the Underlying Funds..................................
Premium Taxes...............................................................
Death Benefit Proceeds......................................................
Required Minimum Distribution...............................................
Income Payments.............................................................
Income Payment Options......................................................
Amount of Fixed and Variable Income Payments................................
Misstatement of Age.........................................................
Modification of the Contract................................................
Tax Consequences............................................................
Separate Account............................................................
Contract Owners.............................................................
Contributions...............................................................
Distributions Under Qualified Contracts.....................................
Penalty Tax.................................................................
Voting Rights...............................................................
Other Information...........................................................
Additional Information......................................................
Appendix A..................................................................

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACTS OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

Definitions


Accumulation Unit: A unit of measurement used to determine the value of a contract owner's interest in a subaccount before Income Payments begin.


Accumulation Unit Value: The value of an accumulation unit on any valuation date.


Annuitant: The recipient of Income Payments.

Annuity Period: The period during which Income Payments are made to the annuitant or the last surviving joint annuitant, if any.


Annuity Unit: A unit of measurement used in determining the amount of a variable income payment during the annuity period.

Certificate: Each participant under a group contract is issued a certificate summarizing the provisions of the contract and showing participation in the retirement plan adopted by the contract owner.

Contract: This Prospectus offers combination fixed and variable annuity contracts to individuals as single premium contracts and to both individuals and groups as flexible premium contracts. The term "contract" in this prospectus generally will be used to describe contracts issued to individuals and certificates issued to participants in a group plan.


Contract Owner: The individual or entity to whom the contract is issued. Under a group contract, all references to the contract owner will include the certificate owner in a group plan.


Contract Year: A year measured from the date a contract (or a certificate) was issued to an individual contract owner (or a participant) and each anniversary of this date.


Fixed Cash Value: The dollar value of the fixed account under the contract prior to the time annuity Income Payments begin.


Income Payments: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity provides a series of payments that will be substantially equal in amount throughout the annuity payout period. A fixed annuity does not participate in the investment experience of any subaccount. A variable annuity provides a series of payments that vary in amount depending upon the investment experience of the subaccount(s) selected by the contract owner.


Maturity Date: The date Income Payments begin. The individual contracts offered by this prospectus describe the criteria for determining maturity dates.

In addition, Qualified Plans often place certain limitations upon election of a maturity date. Generally, distributions under Qualified Plans (except Roth
IRAs) must begin by April 1 following the calendar year in which the contract owner or participant reaches age 70 1/2. See "The Contract--Required Minimum Distribution."


Mutual Fund(s): Open-end management investment companies in which the assets of the subaccount(s) will be invested. These companies are generally registered under the Investment Company Act of 1940.


Net Purchase Payment: The balance of each purchase payment received by HMLIC after deducting any applicable premium taxes, or the balance of any transfer amount from other subaccounts after applicable charges.


Participant: A person to whom a certificate showing participation under a group contract has been issued.


Qualified Plan: The term "Qualified Plan" in this prospectus will be used to describe the following contracts: IRC Section 403(b) tax sheltered annuity ("403(b) Contract"); IRC Section 408 Traditional individual retirement annuity ("IRA"); IRC Section 408A Roth IRA; IRC Section 408(p) simple retirement annuity ("SIMPLE"); IRC Section 408(k) simplified employee pension ("457(b) Contract") ("SEP"); IRC Section 457(b) eligible governmental plan annuity; and IRC 401 qualified annuity.

Scheduled Update: The date the contract investment period and current interest rate of the fixed account are updated.

Separate Account: Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and registered as a unit investment trust under the Investment Company Act of 1940.

Subaccount: A division of the Separate Account which invests in shares of the corresponding Underlying Fund.

Surrender Charge: (a contingent deferred sales charge) An amount kept by HMLIC if a withdrawal is made or if the contract is surrendered. The charge is intended to compensate HMLIC for the cost of selling the product.

Total Accumulation Value: The sum of the Fixed Cash Value and the Variable Cash Value prior to the time annuity Income Payments begin.

Variable: The values vary based on the investment performance of the subaccount(s) selected.

Variable Cash Value: The dollar value of the Separate Account investment options under the contract prior to the time annuity Income Payments begin.

Underlying Funds: All mutual funds listed in Appendix A that are available for investment by the Separate Account.

Valuation Date: The valuation date ends at 3:00 p.m. Central time or the close of the New York Stock Exchange ("NYSE") if earlier. No valuations are made for any day that the NYSE is closed.

Valuation Period: The period from the end of a valuation date to the end of the next valuation date, excluding the day the period begins and including the day it ends.


Summary


This summary is intended to provide a brief overview of the more significant aspects of the contract(s). Further information can be found in this Prospectus, the Separate Account Statement of Additional Information, and the contract(s). This Prospectus is intended to serve as a disclosure document for the variable portion of the contracts only. As used in this prospectus, "variable" means that values vary based on the investment performance of the subaccount(s) selected. For information regarding the fixed portion, refer to the Contract(s).


Detailed information about the Underlying Funds is contained in each Underlying Fund's Prospectus and in each Underlying Fund Statement of Additional Information.


The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund's prospectus.


What is "the Separate Account"?

The Separate Account segregates assets dedicated to the variable portion of the combination fixed and variable contracts offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of subaccounts, each investing in shares of a corresponding Underlying Fund.


Who may purchase a Horace Mann Annuity offered by this Prospectus?


Individuals, as well as groups, may purchase the combination fixed and variable flexible premium annuity. Individuals may also purchase the single premium plan. The contracts offered by this prospectus are Qualified Plans.

The contract is offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. ("HM Investors"). In addition, the contract may be offered and sold through independent agents and other broker/dealers. HM Investors is a broker/dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of the National Association of Securities Dealers, Inc. ("NASD").


What are my investment choices?

You may have money allocated to or invested in no more than 24 subaccounts at any one time.

(a) Separate Account

Includes subaccounts each of which invests in one of the following Underlying
Funds:

Large Company Stock Funds
       Large Blend
            JPMorgan U.S. Disciplined Equity Portfolio
            Fidelity VIP Growth & Income Portfolio SC 2
            Wilshire 5000 Index Portfolio (1)
            Fidelity VIP Index 500 Portfolio SC 2

       Large Growth
            Fidelity VIP Growth Portfolio SC 2
            Alliance Premier Growth Portfolio
            Wilshire Large Company Growth Portfolio (1)

       Large Value
            Horace Mann Equity Fund

            Horace Mann Socially Responsible Fund
            Davis Value Portfolio
            Wilshire Large Company Value Portfolio

Mid-Size Company Stock Funds
       Mid Blend
            Fidelity VIP Mid Cap Portfolio SC 2
            Rainier Small/Mid Cap Equity Portfolio

       Mid Growth
            Putnam VT Vista Fund (IB Shares)
            Strong Mid Cap Growth Fund II

       Mid Value

            Ariel Appreciation Fund (2)
            Strong Opportunity Fund II


Small Company Stock Funds
       Small Blend
            T. Rowe Price Small-Cap Stock Fund--Advisor Class
            Neuberger Berman Genesis Fund Advisor Class

       Small Growth
            Horace Mann Small Cap Growth Fund
            Credit Suisse Small Cap Growth Portfolio
            Wilshire Small Company Growth Portfolio

       Small Value

            Ariel Fund (2)
            T. Rowe Price Small-Cap Value Fund--Advisor Class
            Wilshire Small Company Value Portfolio


International Stock Funds
            Horace Mann International Equity Fund
            Fidelity VIP Overseas Portfolio SC 2

Balanced Fund
            Horace Mann Balanced Fund

Bond Funds
            Horace Mann Income Fund
            Horace Mann Short-Term Investment Fund
            Fidelity VIP High Income Portfolio SC 2
            Fidelity VIP Investment Grade Bond Portfolio SC 2

(1) For contracts issued prior to September 5, 2000, the subaccounts of the Horace Mann Separate Account invest in the Institutional Class of shares of each Fund. For contracts issued on or after September 5, 2000, the subaccounts invest in the Investment Class of shares of each Fund.


(2) This Fund is not available as an investment option for a 457(b) contract.


(b) Fixed Account (See the Contract)

When can I transfer between accounts?


At any time before the contract's maturity date, amounts may be transferred from one subaccount to another, and to and from the fixed account of the contract. Transfers from the fixed account of the contract into a subaccount could be subject to certain charges if the transferred amount is withdrawn or surrendered. For complete details see "The Contract--Transactions--Transfers."



May I withdraw all or part of the contract value before the Maturity Date?


Unless restricted by his or her retirement plan or by the IRC, a contract owner may at any time before the maturity date surrender his or her contract in whole or withdraw in part for cash. Each surrender or partial withdrawal is processed on the basis of the value of an accumulation unit of the subaccount(s) from which the value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to surrender charges as described in "Deductions and Expenses--Surrender Charges."



What are the charges or deductions?

Contracts may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.


A mortality and expense risk fee (M&E Fee) is deducted from the Separate Account. This fee is computed on a daily basis and will not exceed an annual rate of 1.25% of the daily net assets of the Separate Account.

A fixed annual maintenance charge that may not exceed $25 is assessed against the contract on each anniversary, unless the contract value equals or exceeds $10,000, in which case such charge is waived.

No deduction for sales expense is charged on purchase payments, but a decreasing surrender charge is assessed against certain withdrawals and surrenders. The charge is taken from the contract owner's value in the subaccount(s) from which the withdrawal is made. See "The Contract--Transactions--Surrender or Withdrawal Before Commencement of Annuity Period."

What are the federal income tax consequences of investing in this contract?


The IRC provides penalties for premature distributions under various retirement plans. Values may not be withdrawn from Section 403(b) or Section 457(b) contracts except under certain circumstances. See "Tax Consequences." These contracts might not be suitable for short-term investment. See "The Contract-- Transactions--Surrender or Withdrawal Before Commencement of Annuity Period."


If I receive my contract and am dissatisfied, may I return it?


Subject to various state insurance laws, generally the contract owner may return the contract to HMLIC within 15 to 30 days of receipt of the contract. HMLIC will refund the greater of the premium contributions or the market value of the assets purchased by payments paid to the Separate Account as of the date the request was received less any taxes, if applicable.

When can I begin receiving income payments, and what options are available?

Payments will begin on the Maturity Date set by the terms of your contract. Variable Income Payments are made in monthly installments. An optional maturity date and various income payment options are available under the contract.

Income payments may be fixed or variable or a combination of fixed and variable payments. The following options are available for receiving Income Payments:

Life Annuity with or without Certain Period, Joint and Survivor Life Annuity, Income for Fixed Period, Income for Fixed Amount, and Interest Income Payments.

Table of Annual Operating Expenses

The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted. To determine the contract you own, look in the bottom left hand corner of your contract for the form number. This is the number referenced below the product name in the following tables. If you are in the process of purchasing a contract, ask your registered representative which contract you are purchasing.


Horace Mann Life Insurance Company Separate Account
Contract Owner Transaction Expenses:/(1)/

                                                                                          Variable     Variable
                                Annuity        Annuity         Annuity          New      Retirement   Retirement
                              Alternatives  Alternatives 2  Alternatives 2   Solutions     Annuity      Annuity
                               (IC-408000)    (IC-437000)     (IC-438000)   (IC-441000)  (IC-417000)  (IC-418000)
Sales Load Imposed on
Purchases (as a
percentage of purchase
payments)

Deferred Sales Load (as
a percentage of purchase
payments or amount
surrendered, as
applicable)

Surrender Fees (as a
percentage of amount
surrendered, if
applicable)

Exchange Fee

                               High Cash       High Cash       High Cash     High Cash    High Cash    High Cash
                                 Value           Value           Value         Value        Value        Value
                              (IC-426000)     (IC-427000)     (IC-428000)   (IC-429000)  (IC-430000)  (IC-431000)
Sales Load Imposed on
Purchases (as a
percentage of purchase
payments)

Deferred Sales Load (as
a percentage of purchase
payments or amount
surrendered, as
applicable)

Surrender Fees (as a
percentage of amount
surrendered, if
applicable)

Exchange Fee

/(1)/ Premium taxes, currently ranging between 0% and 3.5%, are not included. The rate of the premium tax varies depending upon the state of residence, and not all states impose premium taxes. Taxes are deducted at the time of purchase.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Underlying Fund fees and expenses.

                                                                                          Variable     Variable
                                Annuity        Annuity         Annuity          New      Retirement   Retirement
                              Alternatives  Alternatives 2  Alternatives 2   Solutions     Annuity      Annuity
                               (IC-408000)    (IC-437000)     (IC-438000)   (IC-441000)  (IC-417000)  (IC-418000)
Annual Contract Fee

  Separate Account
Annual Expenses (as a
percentage of average
account value)

  Mortality and
Expense Risk Fees

  Account Fees and
Expenses

  Total Separate
Account Annual
Expenses

                               High Cash       High Cash       High Cash     High Cash    High Cash    High Cash
                                 Value           Value           Value         Value        Value        Value
                              (IC-426000)     (IC-427000)     (IC-428000)   (IC-429000)  (IC-430000)  (IC-431000)
Annual Contract Fee

  Separate Account
Annual Expenses (as a
percentage of average
account value)

  Mortality and
Expense Risk Fees

  Account Fees and
Expenses

  Total Separate
Account Annual
Expenses

The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the contract. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund.

--------------------------------------------------------------------------------
Total Annual Underlying Fund Operating Expenses      Minimum        Maximum
--------------------------------------------------------------------------------
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service (12b-1) fees, and other expenses               %               %
--------------------------------------------------------------------------------


Example


This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, Separate Account annual expenses, and Underlying Fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Underlying Funds as of December 31, 2002. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                        Annuity Alternatives (IC-408000)
If you surrender your contract at the end of the applicable time period:

--------------------------------------------------------------------------------
      1 year              3 years              5 years             10 years
--------------------------------------------------------------------------------
$                   $                   $                    $
--------------------------------------------------------------------------------

If you annuitize at the end of the applicable time period or do not surrender your contract:

--------------------------------------------------------------------------------
      1 year              3 years              5 years             10 years
--------------------------------------------------------------------------------
$                   $                   $                    $
--------------------------------------------------------------------------------

                Annuity Alternatives 2 (IC-437000 and IC-438000)
If you surrender your contract at the end of the applicable time period:

--------------------------------------------------------------------------------
      1 year              3 years              5 years             10 years
--------------------------------------------------------------------------------
$                   $                   $                    $
--------------------------------------------------------------------------------

If you annuitize at the end of the applicable time period or do not surrender your contract:

--------------------------------------------------------------------------------
      1 year              3 years              5 years             10 years
--------------------------------------------------------------------------------
$                   $                   $                    $
--------------------------------------------------------------------------------

                            New Solutions (IC-441000)
If you surrender your contract at the end of the applicable time period:

--------------------------------------------------------------------------------
      1 year              3 years              5 years             10 years
--------------------------------------------------------------------------------
$                   $                   $                    $
--------------------------------------------------------------------------------

If you annuitize at the end of the applicable time period or do not surrender your contract:

--------------------------------------------------------------------------------
      1 year              3 years              5 years             10 years
--------------------------------------------------------------------------------
$                   $                   $                    $
--------------------------------------------------------------------------------

              Variable Retirement Annuity (IC-417000 and IC-418000)
If you surrender your contract at the end of the applicable time period:

--------------------------------------------------------------------------------
      1 year              3 years              5 years             10 years
--------------------------------------------------------------------------------
$                   $                   $                    $
--------------------------------------------------------------------------------

If you annuitize at the end of the applicable time period or do not surrender your contract:

--------------------------------------------------------------------------------
      1 year              3 years              5 years             10 years
--------------------------------------------------------------------------------
$                   $                   $                    $
--------------------------------------------------------------------------------

                           High Cash Value (IC-426000)
If you surrender your contract at the end of the applicable time period:

--------------------------------------------------------------------------------
      1 year              3 years              5 years             10 years
--------------------------------------------------------------------------------
$                   $                   $                    $
--------------------------------------------------------------------------------

If you annuitize at the end of the applicable time period or do not surrender your contract:

--------------------------------------------------------------------------------
      1 year              3 years              5 years             10 years
--------------------------------------------------------------------------------

                          High Cash Value (IC-429000)
If you surrender your contract at the end of the applicable time period:

--------------------------------------------------------------------------------
      1 year              3 years              5 years             10 years
--------------------------------------------------------------------------------
$                   $                   $                    $
--------------------------------------------------------------------------------

If you annuitize at the end of the applicable time period or do not surrender your contract:

--------------------------------------------------------------------------------
      1 year              3 years              5 years             10 years
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
$                   $                   $                    $
--------------------------------------------------------------------------------

                    High Cash Value (IC-427000 and IC-428000)
If you surrender your contract at the end of the applicable time period:

--------------------------------------------------------------------------------
      1 year              3 years              5 years             10 years
--------------------------------------------------------------------------------
$                   $                   $                    $
--------------------------------------------------------------------------------

If you annuitize at the end of the applicable time period or do not surrender your contract:

--------------------------------------------------------------------------------
      1 year              3 years              5 years             10 years
--------------------------------------------------------------------------------
$                   $                   $                    $
--------------------------------------------------------------------------------

                    High Cash Value (IC-430000 and IC-431000)
If you surrender your contract at the end of the applicable time period:

--------------------------------------------------------------------------------
      1 year              3 years              5 years             10 years
--------------------------------------------------------------------------------
$                   $                   $                    $
--------------------------------------------------------------------------------

If you annuitize at the end of the applicable time period or do not surrender your contract:

--------------------------------------------------------------------------------
      1 year              3 years              5 years             10 years
--------------------------------------------------------------------------------
$                   $                   $                    $
--------------------------------------------------------------------------------


Condensed Financial Information


The following information is taken from the Separate Account financial statements and is covered by the report of the Separate Account Independent Auditors. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. The Horace Mann Small Cap Growth Fund, Horace Mann International Equity Fund and Horace Mann Socially Responsible Fund each commenced operations on March 10, 1997. The Wilshire 5000 Index Portfolio and the Wilshire Large Company Growth Portfolio subaccounts were added to the Separate Account on May 1, 2000. The other Underlying Funds except the Ariel Fund and the Ariel Appreciation Fund were added to the Separate Account on August 9, 2000. The Ariel Fund and the Ariel Appreciation Fund were added to the Separate Account on May 1, 2001.

                                                          Accumulation   Accumulation     # Units
                                                           Unit Value     Unit Value    Outstanding
                                               Year       Beginning of      End of        End of
Subaccount                                     Ended         Period         Period        Period
----------                                     -----         ------         ------        ------
JPMorgan U.S. Disciplined Equity Portfolio    12/31/02    $              $
                                              12/31/01          14.90          12.97        431,258
                                              12/31/00          17.33*         14.90        123,796

Fidelity VIP Growth & Income Portfolio        12/31/02    $              $
                                              12/31/01          15.20          13.67        230,640
                                              12/31/00          16.03*         15.20         53,980

Wilshire 5000 Index Portfolio

Institutional Class                           12/31/02    $              $
                                              12/31/01          10.47           9.18      1,735,539
                                              12/31/00          11.19*         10.47      1,419,973

Investment Class                              12/31/02    $              $
                                              12/31/01          10.38           9.08        213,861
                                              12/31/00          12.23*         10.38         40,024

Fidelity VIP Index 500 Portfolio              12/31/02    $              $
                                              12/31/01         148.95         128.86         93,943
                                              12/31/00         171.04*        148.95         32,999

Fidelity VIP Growth Portfolio                 12/31/02    $              $
                                              12/31/01          43.48$         35.28        404,152
                                              12/31/00          53.82*         43.48        161,937

Alliance Premier Growth Portfolio             12/31/02    $     31.81$         25.94        357,364
                                              12/31/01          31.81$         25.94        357,364
                                              12/31/00          41.57*         31.81        130,232

Wilshire Large Company Growth Portfolio

Institutional Class                           12/31/02    $              $
                                              12/31/02          36.90          30.49        587,742
                                              12/31/00          41.22*         36.90        451,094

Investment Class                              12/31/02    $              $
                                              12/31/01          36.63          30.18         99,528
                                              12/31/00          46.36*         36.63         16,962

Horace Mann Equity Fund                       12/31/02    $              $
                                              12/31/01          20.82          19.70     17,361,722
                                              12/31/00          22.10          20.82     18,713,068
                                              12/31/99          22.97          22.10     23,693,305
                                              12/31/98          21.62          22.97     24,141,182
                                              12/31/97          17.74          21.62     21,736,131
                                              12/31/96          14.33          17.74     18,086,814
                                              12/31/95          10.88          14.33     14,363,155
                                              12/31/94          11.03          10.88     12,072,982
                                              12/31/93           9.32          11.03      9,489,678

Horace Mann Socially Responsible Fund         12/31/02    $              $
                                              12/31/01          14.96          13.70      4,970,814
                                              12/31/00          13.92          14.96      4,767,452
                                              12/31/99          13.00          13.92      3,893,389
                                              12/31/98          12.00          13.00      2,430,089
                                              12/31/97           9.85          12.00        698,226

Davis Value Portfolio                         12/31/02    $              $
                                              12/31/01    $     11.08    $      9.80        333,527
                                              12/31/00          11.58*         11.08        134,363

Wilshire Large Company Value Portfolio        12/31/02    $              $
                                              12/31/01          21.34          20.83        266,320
                                              12/31/00          19.91*         21.34         23,435

Fidelity VIP Mid Cap Portfolio                12/31/02    $              $
                                              12/31/01          20.25          19.31        551,984
                                              12/31/00          20.11*         20.25        231,555

Rainier Small/Mid Cap Equity Portfolio        12/31/02    $              $
                                              12/31/01          27.84          26.42        135,479
                                              12/31/00          30.39*         27.84         51,884

Putnam VT Vista Fund  (IB Shares)             12/31/02    $              $
                                              12/31/01           9.52          12.82        326,406
                                              12/31/00          25.13*         19.52        146,933

Strong Mid Cap Growth Fund II                 12/31/02    $              $
                                              12/31/01          25.76          17.61        279,260
                                              12/31/00          35.99*         25.76        131,868

Ariel Appreciation Fund*                      12/31/02    $              $
                                              12/31/01          31.01*         37.51        115,976

Strong Opportunity Fund II                    12/31/02    $              $
                                              12/31/01          27.60          26.24        169,801
                                              12/31/00          28.55*         27.60         47,165

T. Rowe Price Small-Cap Stock

Fund--Advisor Class                           12/31/02    $              $
                                              12/31/01          26.52          27.92        172,268
                                              12/31/00          26.99*         26.52         47,164

Neuberger Berman Genesis Fund
Advisor Class                                 12/31/02    $              $
                                              12/31/01          17.35          19.14        228,309
                                              12/31/00          15.84*         17.35         14,507

Horace Mann Small Cap Growth Fund             12/31/02    $              $
                                              12/31/01          17.54          12.16      4,399,005
                                              12/31/00          19.92          17.54      4,284,826
                                              12/31/99          11.61          19.92      2,619,220
                                              12/31/98          11.10          11.61      2,103,641
                                              12/31/97           9.59          11.10      1,284,537

C.S. Small Cap Growth Portfolio               12/31/02    $              $
                                              12/31/01          21.37          17.73        165,082
                                              12/31/00          27.32*         21.37         76,760

Wilshire Small Company Growth
Portfolio                                     12/31/02    $              $
                                              12/31/01          15.87          15.23         28,130
                                              12/31/00          17.80*         15.87          8,061

Ariel Fund                                    12/31/02    $              $
                                              12/31/01          34.63*         38.12         65,549

T. Rowe Price Small-Cap Value Fund--
Advisor Class                                 12/31/02    $              $
                                              12/31/01          21.02          25.32        151,942
                                              12/31/00          20.52*         21.02         16,331

Wilshire Small Company Value
Portfolio                                     12/31/02    $              $
                                              12/31/01          13.72          15.88         80,507
                                              12/31/00          12.31*         13.72          5,138

Horace Mann International Equity

Fund                                          12/31/02    $              $
                                              12/31/01          14.39          10.47      2,935,800
                                              12/31/00          17.67          14.39      2,650,938
                                              12/31/99          11.72          17.67      1,187,606
                                              12/31/98           9.98          11.72        696,337
                                              12/31/97           9.74           9.98        464,676

Fidelity VIP Overseas Portfolio               12/31/02    $              $
                                              12/31/01          19.91          15.50        209,742
                                              12/31/00          23.13*         19.91         70,810

Horace Mann Balanced Fund                     12/31/02    $              $
                                              12/31/01          17.36          17.39     16,254,478
                                              12/31/00          17.41          17.36     17,553,416
                                              12/31/99          17.83          17.41     22,621,955
                                              12/31/98          16.78          17.83     23,286,358
                                              12/31/97          14.28          16.78     22,095,620
                                              12/31/96          12.22          14.28     20,098,949
                                              12/31/95           9.75          12.22     17,804,536
                                              12/31/94           9.97           9.75     15,666,817
                                              12/31/93           8.75           9.97     12,523,123


Horace Mann Income Fund                       12/31/02    $              $
                                              12/31/01          13.27          14.29        936,292
                                              12/31/00          12.34          13.27        827,539
                                              12/31/99          12.70          12.34      1,034,296
                                              12/31/98          11.90          12.70      1,060,399
                                              12/31/97          11.02          11.90        784,296
                                              12/31/96          10.78          11.02        942,068
                                              12/31/95           9.49          10.78        938,069
                                              12/31/94           9.85           9.49        945,569
                                              12/31/93           9.23           9.85        921,322

Horace Mann Short-Term Investment
Fund                                          12/31/02    $              $
                                              12/31/01          10.42          10.83        237,129
                                              12/31/00           9.97          10.42        205,055
                                              12/31/99           9.64           9.97        132,903
                                              12/31/98           9.30           9.64        120,651
                                              12/31/97           8.97           9.30        122,530
                                              12/31/96           8.65           8.97        125,251
                                              12/31/95           8.34           8.65        110,931
                                              12/31/94           8.13           8.34        125,199
                                              12/31/93           8.03           8.13        132,076

Fidelity VIP High Income Portfolio            12/31/02    $              $
                                              12/31/01           8.15           7.09         57,319
                                              12/31/00           9.77*          8.15         32,064

Fidelity VIP Investment Grade Bond
Portfolio                                     12/31/02    $              $
                                              12/31/01          12.54          13.39        283,612
                                              12/31/00          11.98*         12.54         24,851

* Inception price on date Underlying Fund was added to the Separate Account, as shown on page.

Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (217) 527-2307, or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free).

From time to time the Separate Account may advertise total return for the subaccount. Total return may be used for all subaccounts. Total return performance figures represent past performance and are not intended to indicate future performance. Investment return and the principal value of an investment may fluctuate. A contract owner's shares, when redeemed, may be worth more or less than their original cost. Total return for periods of one year or more is computed by finding the average annual compounded rate of return that would equate the initial amount invested to the ending redeemable value.

All charges shown in the Table of Annual Operating Expenses (except the annual maintenance charge and any applicable premium tax) are reflected in the calculations of the performance figures. Because the mean contract value exceeds $10,000, the annual maintenance charge of $25 has not been deducted. However, contracts with a value of less than $10,000 would be subject to the annual maintenance fee, which would reduce performance. Total return may be calculated to reflect the fact that certain expenses have been reimbursed or waived. In addition, total return calculations assume redemption at the end of the stated period and, therefore, reflect the applicable surrender charge. However, comparative figures may be presented that do not assume redemption.

Horace Mann Life Insurance Company,
The Separate Account and
The Underlying Funds


Horace Mann Life Insurance Company

HMLIC located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 ("HMLIC's Home Office"), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the NYSE.

The Separate Account

On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account and each subaccount are administered and accounted for as a part of the business of HMLIC. However, the income gains and losses, whether or not realized, of each subaccount are credited to or charged against the amounts allocated to that subaccount in accordance with the terms of the contracts without regard to other income, gains or losses of the remaining subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the contracts, including the promise to make Income Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC's assets are available to meet its obligations and expenses under the contracts. While HMLIC is obligated to make payments under the contracts, the amounts of variable Income Payments are not guaranteed since the payment amounts fluctuate in accordance with the performance of the subaccounts.

The Separate Account is divided into subaccounts. HMLIC uses the assets of each subaccount to buy shares of the Underlying Funds based on contract owner instructions.


The Underlying Funds


The Underlying Funds are listed in Appendix A along with their primary investment objectives and a description of the adviser to each Underlying Fund. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read in conjunction with this prospectus before investing. A copy of each prospectus may be obtained without charge from HMLIC by calling 1-800-999-1030, sending a telefacsimile transmission to (217) 527-2307 or writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657. You may also access the prospectus on HMLIC's website at www.horacemann.com in the "Retirement Planning " link.


The Contract(s)

Contract Owners' Rights

A Contract may be issued under a retirement plan on a qualified basis as defined in the IRC. Qualified contracts are subject to certain tax restrictions. See "Tax Consequences."


To participate in a Qualified Plan, the contract owner may be required to forego certain rights granted by the contract and should refer to the provisions of his or her contract, the provisions of the plan or trust instrument, and/or applicable provisions of the IRC.


Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the contract owner may exercise all privileges of ownership, as defined in the contract, without the consent of any other person. These privileges include the right during the period specified in the contract to change the beneficiary designated in the contract, to designate a payee and to agree to a modification of the contract terms.


This prospectus describes only the variable portions of the contract. On the maturity date, the contract owner has certain rights to acquire fixed annuity payout options. See the contract for details regarding fixed Income Payments.


Purchasing the Contract


The contract is offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the contract may be offered and sold through independent agents and other broker/dealers. HMLIC has entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker/dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of the NASD and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker/dealers. Sales commissions range from 1.00% to 6.75% of purchase payments received.

In order to purchase a contract offered by this prospectus, an applicant must complete an application bearing all requested signatures and a properly endorsed suitability questionnaire. For a contract issued pursuant to Section 403(b) of the IRC, the applicant must sign an acknowledgment of the IRC restrictions on withdrawals applicable to such contracts. For an IRA, Roth IRA, SIMPLE or a contract issued under a SEP plan, the applicant must acknowledge receipt of the IRA disclosure form. For a 457(b) plan the employer will purchase the contract on behalf of the employee. The employee will be required to complete an application and suitability form. The employee must also acknowledge receipt of the 457(b) disclosure form.

Applications for contracts are to be sent to HMLIC's Home Office. If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. The initial purchase payment will be held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days HMLIC will return the initial purchase payment, unless otherwise directed by the applicant.

Purchase Payments


Amount and Frequency of Purchase PaymentsPurchase payments will be applied at the applicable accumulation unit value next determined following receipt in good form. See the "Individual Product Information" section for the minimum purchase payment of your product.

The IRC limits the amounts which may be contributed to Qualified Plans. See "Tax Consequences--Contract Owners--Contributions."

Allocation of Purchase Payments--All or part of the net purchase payments made may be allocated to one or more subaccounts. The minimum purchase payment amount allocated to any subaccount in any given contract year must equal or exceed $100. A request to change the allocation of purchase payments will be effective on the first valuation date following receipt of the request by HMLIC's Home Office.


Accumulation Units and Accumulation Unit Value--Purchase payments are credited on the basis of accumulation unit value. The number of accumulation units purchased by net purchase payments is determined by dividing the dollar amount credited to each subaccount by the applicable accumulation unit value next determined following receipt of the payment by HMLIC. The value of an accumulation unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges.

Accumulation units are valued on each valuation date. The accumulation unit value for each subaccount was established on the date and for the value indicated below. The date for the Horace Mann Equity, Balanced, Income and Short-Term Investment funds refers to the date Wellington Management Co., LLP became their investment adviser.

                                                       Accumulation
Subaccount                                   Date       Unit Value
----------                                 --------     ----------

J. P. Morgan U.S. Disciplined
Equity Portfolio                           09/05/00      $ 17.33
Fidelity VIP Growth & Income
Portfolio                                  09/05/00        16.03
Wilshire 5000 Index Portfolio
(Institutional)                            05/01/00        11.19
(Investment)                               09/05/00        12.23
Fidelity VIP Index 500 Portfolio           09/05/00       171.04
Fidelity VIP Growth Portfolio              09/05/00        53.82
Alliance Premier Growth Portfolio          09/05/00        41.57
Wilshire Large Company Growth

Portfolio
(Institutional)                            05/01/00        41.22
(Investment)                               09/05/00        46.36
Horace Mann Equity Fund                    11/01/89         7.11
Horace Mann Socially
Responsible Fund                           03/10/97         9.85
Davis Value Portfolio                      09/05/00        11.58
Wilshire Large Company Value
Portfolio                                  09/05/00        19.91
Fidelity VIP Mid Cap Portfolio             09/05/00        20.11
Rainier Small/Mid Cap Equity
Portfolio                                  09/05/00        30.39
Putnam VT Vista Fund                       09/05/00        25.13
Strong Mid Cap Growth Fund II              09/05/00        35.99
Ariel Appreciation Fund                    05/01/01        34.63
Strong Opportunity Fund II                 09/05/00        28.55
T. Rowe Price Small-Cap Stock
Fund--Advisor Class                        09/05/00        26.99
Neuberger Berman Genesis Fund
Advisor Class                              09/05/00        15.84
Horace Mann Small Cap Growth
Fund                                       03/10/97         9.59
C.S. Small Cap Growth Portfolio            09/05/00        27.32
Wilshire Small Company Growth
Portfolio                                  09/05/00        17.80
Ariel Fund                                 05/01/01        34.01
T. Rowe Price Small-Cap Value
Fund--Advisor Class                        09/05/00        20.52
Wilshire Small Company Value
Portfolio                                  09/05/00        12.31
Horace Mann International
Equity Fund                                03/10/97         9.74
Fidelity VIP Overseas Portfolio            09/05/00        23.13
Horace Mann Balanced Fund                  11/01/89         6.71
Horace Mann Income Fund                    11/01/89         7.17
Horace Mann Short-Term
Investment Fund                            11/01/89         6.99
Fidelity VIP High Income
Portfolio                                  09/05/00         9.77
Fidelity VIP Investment Grade
Bond Portfolio                             09/05/00        11.98

Transactions

Transfers--Amounts may be transferred from one subaccount to another, and to and from the fixed account of the contract, prior to the maturity date. You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the subaccount(s), whichever is less.


A contract owner may elect to transfer funds between subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling (800) 999-1030 or by accessing HMLIC's website at www.horacemann.com and looking in the "Retirement Planning " section. Telefacsimile (FAX) transmissions of the request also will be accepted if sent to (217) 527-2307.

Depending on the means used to request a transfer, the request must: (1) be signed by the contract owner, or for telephone and website transactions, be made by the contract owner, (2) include the name of the contract owner and the contract number, and (3) specifically state the dollar amount, a whole percentage or the number of accumulation units to be transferred. The request also must specify the subaccounts from which and to which the transfer is to be made. Transfers are effective on the first valuation date following receipt of the request by HMLIC's Home Office. See "Other Information--Forms Availability."

Dollar Cost Averaging--Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar-cost-averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar-cost-averaging. You may select from a 3 month, 6 month or 12 month period to complete the dollar-cost-averaging program. You may transfer value from one existing investment option into as many as 10 other investment options. You may request dollar cost averaging by the same means as described above for transfers.

The transfers will begin on the first valuation date following receipt of the request in HMLIC's Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29/th/, 30/th/ or 31/st/ of the month, all subsequent transfers will be processed as of the 28/th/ of the month. If you should decide to cancel an existing dollar-cost-averaging program, you must notify HMLIC's Home Office either in writing or by calling (800) 999-1030 or by telefacsimile (FAX) transmission to
(217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Retirement Planning" section.


Because the values of the subaccounts from which the transfers occur may decrease over time, the dollar-cost-averaging program may conclude earlier than scheduled. In addition the last dollar-cost-averaging transfer may be for less than all prior transfers. Finally, the value of a subaccount may increase and result in a balance remaining at the end of the period selected.

All requests must identify the contract owner's name and contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

Rebalancing--Rebalancing is the periodic adjusting of investment option balances to maintain a pre-established asset allocation strategy. Rebalancing can occur quarterly, semi-annually or annually. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the contract owner. You may request a rebalancing of your portfolio either once or on a periodic basis.

For periodic rebalancing requests, you may select from a quarterly, semiannual or annual period. You may rebalance your portfolio value into as many as 10 other investment options. You may request rebalancing by the same means as described above for transfers.


Rebalancing will begin on the first valuation date following receipt of the request in HMLIC's Home Office. For periodic rebalancing requests, subsequent rebalancing of your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29/th/, 30/th/ or 31/st/ of the month, all subsequent rebalancing of your portfolio will be processed as of the 28/th/ of the month. If you should decide to cancel an existing rebalancing program, you must notify HMLIC's Home Office either in writing or by calling (800) 999-1030 or by telefacsimile (FAX) transmission to
(217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Retirement Planning" section.


All requests must identify the contract owner's name and contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.


Changes to Purchase Payment Allocations--A contract owner may elect to change the allocation of future net purchase payments at any time by mailing a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling (800) 999-1030 or by accessing HMLIC's website at www.horacemann.com and looking in the "Retirement Planning " section. Telefacsimile ("FAX") transmissions of the request also will be accepted if sent to (217) 527-2307. Depending on the means used to request a change, the request must: (1) be signed by the contract owner, or for telephone and website transactions, be made by the contract owner, (2) include the contract owner's name and contract number, and (3) specify the new allocation percentage for each subaccount (in whole percentages). Allocations made to the fixed portion of the contract or to one or more subaccounts must total 100%. HMLIC reserves the right to restrict the minimum purchase payment amount allocated to any subaccount in any given contract year to $100. Changes in allocation instructions are effective on the first valuation date following receipt of the request by HMLIC's Home Office. See "Other Information--Forms Availability."

Surrender or Withdrawal Before Commencement of Annuity Period--Values may not be withdrawn from Section 403(b) contracts or 457(b) contracts except under certain circumstances. See "Tax Consequences." However, if not restricted by the IRC or applicable retirement plan under which the contract is issued, a contract owner may surrender the contract in whole or withdraw in part for cash before Income Payments begin. Any partial withdrawal is subject to a $100 minimum and may not reduce the contract owner's interest in a subaccount to less than $100.

The surrender or partial withdrawal value (rollover, exchange, etc.) is determined on the basis of the accumulation unit value next computed following the receipt of a valid request for surrender or partial withdrawal in HMLIC's Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the contract owner. These consequences include current taxation of payments received, and may include penalties resulting from premature distribution. See "Tax Consequences."


A contract owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, written request to Horace Mann Life Insurance Company at its Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A partial withdrawal request must be in a form acceptable to HMLIC; telefacsimile
(FAX) transmissions of the request will be accepted if the proceeds are sent to the contract owner and the request is sent to (217) 527-2307. A surrender request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will not be accepted. See "Tax Consequences" and "Other Information--Forms Availability."


Partial withdrawals and surrenders will be processed either on a date specified by you in a request, provided the date specified occurs on or after receipt of the request at HMLIC's Home Office, or on the first valuation date following receipt of a valid request at HMLIC's Home Office.

For your protection, we will send a confirmation letter on all address changes. If you have requested an address change within 15 days prior to your surrender or withdrawal request, we will hold your request until we have acquired confirmation of the correct address. Upon receipt of your confirmation of the address, we will consider the surrender or withdrawal request to be received in good form.

Surrenders and partial withdrawals from any variable subaccount are subject to the surrender charges shown in the "Individual Product Information" section.

HMLIC surrender charges are applied to the withdrawals based on the effective date of the contract and not on the date the purchase payment is paid.


Any request for partial withdrawal, where the withdrawal is subject to a surrender charge, will be increased by the amount of the surrender charge. For example, a request to withdraw $3,000 at a 4% surrender charge will require a withdrawal of $3,125. This withdrawal represents a cash distribution of $3,000 and a surrender charge of $125. Any taxes withheld will reduce the dollar amount of the distribution.


The surrender charge is assessed on the basis of the amount surrendered or withdrawn from the subaccount(s), but will never exceed 9% of net purchase payment(s) to a subaccount during the lifetime of the contract. For example, if a contract owner's subaccount value is $12,000 and net purchase payments to date equal $10,000 and the contract owner withdraws $2,000 (i.e., one sixth of the subaccount value), then the surrender charge may not exceed 9% of $1,666.66 (one sixth of the purchase payment(s) to which the withdrawal relates).


If premium taxes are deducted prior to surrender or partial withdrawal, any reduction of HMLIC's premium tax liability due to the surrender or partial withdrawal will be to HMLIC's benefit.


If you request a partial withdrawal from your 403(b) contract or from your employer's 401(k) plan using the safe harbor regulations of the IRC, there may be a suspension of contributions to all other plans of your employer for six months. You should consult with your plan administrator for further guidance before making a hardship withdrawal. After the six-month period is completed, you may resume making contributions.

Deferment--HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence Income Payments. The value of the contract is determined as of the valuation date on which a valid request is received. However, determination of contract value and processing the transaction may be deferred for (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any emergency period when it is not reasonably practicable to sell securities or fairly determine accumulation unit values or annuity unit values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Separate Account.


Confirmations--HMLIC mails written confirmations of purchase payments to contract owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals, and surrenders are mailed to contract owners within seven calendar days of the date the transaction occurred.

If a contract owner believes that the confirmation statement contains an error, the contract owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307, or by telephoning (217) 789-2500 or (800)
999-1030 (toll free).

Deductions and Expenses

Annual Maintenance Charge--An annual maintenance charge of no more than $25 is deducted from each contract on the contract anniversary date unless the contract value equals or exceeds $10,000. The annual maintenance charge is deducted from the subaccount containing the greatest dollar amount or from the fixed portion of the contract when none of the variable subaccount(s) have any value.

The annual maintenance charge may be taken, in whole or in part, in the event of a complete surrender. The annual maintenance charge ceases when Income Payments begin.

The annual maintenance charge is intended to reimburse HMLIC for actual expenses incurred in administering the contract. HMLIC does not expect to profit from such annual maintenance charge and assumes the risk that this annual maintenance charge may be insufficient to cover the actual costs of administering the contract. See the "Individual Product Information" section for the maintenance charge on your contract.

Mortality and Expense Risk Fee ("M&E Fee")--For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Account. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis. See the "Individual Product Information" section for the M&E Fee on your contract.

Surrender Charges--Values may not be withdrawn from Section 403(b) or 457(b) contracts except under certain circumstances. (See "Tax Consequences.") However, if not restricted by the IRC or applicable retirement plan under which the contract is issued, a contract owner may surrender the contract in whole or withdraw in part for cash before Income Payments begin. Surrender charges are specific to your contract. See the "Individual Product Information" section for the surrender charge on your contract.


For further information regarding surrender or partial withdrawals see "Surrender or Withdrawal Before Commencement of Annuity Period."

Operating Expenses of the Underlying Funds--There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund's prospectus.


Premium Taxes--Certain state and local governments levy a premium tax, presently ranging from 0 to 3.5%, on the amount of purchase payments made under this contract. The premium tax, if any, is deducted when purchase payments are received.

Death Benefit Proceeds


If a contract owner dies before the maturity date, a death benefit will be paid to the beneficiary designated by the contract owner. Additional information about the death benefit of a specific contract is located in the "Individual Product Information" section. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate and a completed claimant's statement.

All or part of the death benefit proceeds may be paid to the beneficiary under one of the income payment options described under "Income Payments--Income Payment Options." If the form of income payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary's estate.Any part of a contract owner's interest payable to a minor child will be paid to the child's legal guardian for the benefit of the child.


Income Payments


The contract provides for fixed or variable income payment options or a combination of both. The contract owner may elect to have Income Payments made under any one or more of the options described below or may elect a lump sum payment. Under some individual contracts if the contract owner selects a lifetime option HMLIC will pay a bonus equal to a percentage of the amount placed on the settlement option. To begin receiving Income Payments a properly completed request form must be received by HMLIC's Home Office. The request will be processed so that the Income Payments begin as of the first of the month following the month of receipt unless a later date is requested and approved by HMLIC. If a fixed payment option is elected, the Separate Account value will be transferred to the fixed account on the date the request is received in HMLIC's Home Office. In addition, if a variable payment is elected, any money in the fixed account will be transferred to the Separate Account on the date we receive the request in HMLIC's Home Office. Your purchase payment allocation(s) will be changed to the fixed account or Separate Account, depending on the payment option elected. Generally, at the time an income payment option is selected, a contract owner must elect whether to withhold for federal and state income taxes. See "Other Information--Forms Availability" and "Tax Consequences."

In general, the longer Income Payments are guaranteed, the lower the amount of each payment. Fixed Income Payments are paid in monthly, quarterly, semi-annual and annual installments. Variable Income Payments are paid only on a monthly basis. If the contract value to be applied under any one fixed or variable income payment option is less than

$2,000 or if the option chosen would provide Income Payments less than $20 per month at the maturity date, then the contract value may be paid in a lump sum.


Income Payment Options

The following income payment options are available on a variable basis unless otherwise stated.


Life Annuity with or without Period Certain--The life option guarantees Income Payments for the lifetime of the annuitant. If a certain period is selected (5, 10, 15 or, 20 years) and the annuitant dies before the end of the period, Income Payments are guaranteed to the beneficiary until the end of the period selected. If no beneficiary is living at the time of the annuitant's death, the present value, if any, of the remaining certain period payments will be paid in a single sum to the estate of the annuitant. Under the life without period certain option, it is possible that only one income payment may be made if the annuitant's death occurred before the due date of the second income payment. This option usually provides the largest Income Payments. The annuitant cannot make unscheduled withdrawals or change to another option after the first income payment has been made.

Joint and Survivor Life Annuity--This life only option provides lifetime Income Payments during the lifetimes of two annuitants. After one annuitant dies, the Income Payments will continue during the lifetime of the survivor based on the survivor percentage elected (i.e., 100%, 50%, etc.). The Income Payments cease after the last payment paid prior to the survivor's death. It could be possible for only one payment to be made under this option if both annuitants die before the due date of the second payment. The annuitants cannot make unscheduled withdrawals or change to another income option after the first income payment has been made.

Income for Fixed Period--This option provides Income Payments for a fixed period not less than one year nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the annuitant. Upon the annuitant's death, the beneficiary will be paid the remaining Income Payments due, if any. If no beneficiary is living at the time of the annuitant's death, the present value, if any, of the remaining Income Payments will be paid in a lump sum to the estate of the annuitant. The annuitant has the right to change to another income option or make unscheduled withdrawals subject to surrender penalties, if applicable, from the remaining present value, subject to IRC requirements. To determine the surrender penalty rate, contract years are counted from the original effective date of the accumulation contract. Refer to "Individual Product Information" for the appropriate rate. This option is available on a fixed payment basis only.

Income for Fixed Amount--This option provides payments of a fixed amount until the account value, with interest, has been paid; however, payments may not extend beyond the life expectancy of the annuitant. Upon the annuitant's death, the beneficiary will be paid the remaining Income Payments due, if any. If no beneficiary is living at the time of the annuitant's death, the present value, if any, of the remaining Income Payments will be paid in a lump sum to the estate of the annuitant. The annuitant has the right to change to another income option or make unscheduled withdrawals subject to surrender penalties, if applicable, from the remaining present value, subject to IRC requirements. To determine the surrender penalty rate, contract years are counted from the original effective date of the accumulation contract. Refer to the " Individual Product Information" section for the appropriate rate. This option is available on a fixed payment basis only.

Interest Income Payments--This option provides Income Payments based on interest earned from the proceeds of the contract, at a rate determined by HMLIC, but never less than the annual guaranteed interest rate. Interest will be credited at the end of each payment period. Once the annuitant reaches age 70 1/2, interest Income Payments may continue, however, the total annual distribution must meet the minimum required distribution requirements of the IRC. See "Required Minimum Distribution." The annuitant may elect another income option at the end of any payment period, or subject to IRC requirements, may withdraw the contract value in whole or in part upon written request, subject to surrender penalties if applicable. The request must be made prior to the end of the period that the annuitant agreed to receive Income Payments. This option is available on a fixed payment basis only.


Other Income Options--If the annuitant does not wish to elect one or more income payment options, the annuitant may:

a) receive the proceeds in a lump sum, or


b) leave the contract with HMLIC and receive the value under the required minimum distribution requirements of IRC Section 401(a)(9), see "Required Minimum Distribution," or


c) elect any other option that HMLIC makes available.

Amount of Fixed and Variable Income Payments


In general, the dollar amount of Income Payments under the contract depends on contract value. Contract value equals the value of the fixed portion of the contract plus the value of each subaccount. The value of each subaccount is determined by multiplying the number of accumulation units credited to each subaccount within the contract by its respective accumulation unit value.


Contract value may be more or less than the amount of net purchase payments allocated to the contract.


Fixed Income Payments--The amount of each payment under a fixed income payment option is determined from the guaranteed income option tables in the contract. These tables show the monthly payment for each $1,000 of contract value allocated to provide a guaranteed fixed income payment. These payments will not change regardless of investment, mortality or expense experience. Higher Income Payments may be made at the sole discretion of HMLIC.

Variable Income Payments--The amount of the first monthly variable income payment is determined from the guaranteed income option tables in the contract. The tables show the amount of the income payment for each $1,000 of value allocated to provide Income Payments. The income option tables vary with the form of income option payment selected and adjusted age of the annuitant(s).

The first monthly variable income payment is used to calculate the number of variable annuity units for each subsequent monthly income payment. The number of variable annuity units remains constant over the payment period except when a joint and survivor option is chosen. The number of variable annuity units will be reduced upon the death of either annuitant to the survivor percentage elected.

The amount of monthly Income Payments following the first variable income payment varies from month to month to reflect the investment experience of each subaccount funding those payments. Income Payments are determined each month by multiplying the variable annuity units by the applicable variable annuity unit value at the date of payment. The variable annuity unit value will change between valuation dates to reflect the investment experience of each subaccount.

Assumed Interest Rate--The selection of an assumed interest rate affects both the first monthly variable income payment and the pattern of subsequent payments. One divided by the sum of the assumed interest rate and the mortality and expense risk charge, adjusted to a monthly rate, is the investment multiplier. If the investment performance of a subaccount funding variable Income Payments is the same as the investment multiplier, the monthly payments will remain level. If its investment performance exceeds the investment multiplier, the monthly payments will increase. Conversely, if investment performance is less than the investment multiplier, the payments will decrease See the "Individual Product Information" section for the assumed interest rate for your contract.

Annuity Unit Value--The variable annuity unit value for the Horace Mann Equity Fund, Horace Mann Balanced Fund, and Horace Mann Income Fund subaccounts was set at $10.00 as of the date amounts first were allocated to provide Income Payments. The variable annuity unit value for the following subaccounts is established at $10.00; however, no Income Payments have been paid from these subaccounts:


JPMorgan U.S. Disciplined Equity Portfolio
Fidelity VIP Growth & Income Portfolio
Wilshire 5000 Index Portfolio (Institutional)
Wilshire 5000 Index Portfolio (Investment)
Fidelity VIP Index 500 Portfolio
Fidelity VIP Growth Portfolio
Alliance Premier Growth Portfolio
Wilshire Large Company Growth Portfolio (Institutional)

Wilshire Large Company Growth Portfolio (Investment)
Horace Mann Socially Responsible Fund
Davis Value Portfolio
Wilshire Large Company Value Portfolio
Fidelity VIP Mid Cap Portfolio
Rainier Small/Mid Cap Equity Portfolio
Putnam VT Vista Fund (IB Shares)
Strong Mid Cap Growth Fund II
Ariel Appreciation Fund
Strong Opportunity Fund II
T. Rowe Price Small-Cap Stock Fund--Advisor Class
Neuberger Berman Genesis Fund Advisor Class
Horace Mann Small Cap Growth Fund
C.S. Small Cap Growth Portfolio
Wilshire Small Company Growth Portfolio
Ariel Fund
T. Rowe Price Small-Cap Value Fund--Advisor Class
Wilshire Small Company Value Portfolio
Horace Mann International Equity Fund
Fidelity VIP Overseas Portfolio
Horace Mann Short-Term Investment Fund
Fidelity VIP High Income Portfolio
Fidelity VIP Investment Grade Bond Portfolio


The Accumulation unit value of a subaccount for any valuation period is equal to:

    . the net asset value of the corresponding underlying Fund attributable to the accumulation units at the end of the valuation period;
    . plus the amount of any income or capital gain distributions made by the underlying Fund during the valuation period;
    . minus the dollar amount of the mortality and expense risk charge we deduct for each day in the valuation period;
    . divided by the total number of accumulation units outstanding at the end of the valuation period.


Misstatement of Age


If the age of the annuitant has been misstated, any income payment amount shall be adjusted to reflect the correct age. If the Income Payments were too large because of a misstatement of age, HMLIC will deduct the difference with interest, at an effective annual interest rate of 6%, from future payments until totally repaid. If the Income Payments were too small, HMLIC will add the difference with interest, at an effective annual interest rate of 6%, to the next payment.

Modification of the Contract

The contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the contract.


HMLIC reserves the right to offer contract owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct their net purchase payments to a subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or subaccount, then
(i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.



 Individual Product Information

-------------------------------------------------------------------------------------------------------------------
                                            Annuity Alternatives (IC-408000)
-------------------------------------------------------------------------------------------------------------------
Issue ages                      This contract may be issued to anyone between the ages of 0-85.
-------------------------------------------------------------------------------------------------------------------
Minimum                         $25 per month
contribution
-------------------------------------------------------------------------------------------------------------------
Annual maintenance              $25 per year. This fee will not be charged if the Total Accumulation Value equals
fee                             or exceeds $10,000.
-------------------------------------------------------------------------------------------------------------------
M & E fee                       1.25%
-------------------------------------------------------------------------------------------------------------------
Death benefit                   The beneficiary will receive the greater of:
                                    1. the Total Accumulation Value of the contract, less any applicable premium tax and any outstanding loan balance; or
                                    2. the sum of all purchase payments paid under the contract, less any applicable premium tax, any outstanding loan balance, and withdrawals.
-------------------------------------------------------------------------------------------------------------------
Fixed account                   4.00%
guaranteed annuity
income option rate
-------------------------------------------------------------------------------------------------------------------
Separate Account                4.00%
assumed interest rate
-------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Purchase payment                Unlimited
allocation changes
---------------------------------------------------------------------------------------------------------------------
Maximum # of                    Unlimited
transfers per year
---------------------------------------------------------------------------------------------------------------------
Fee for each transfer           $5.00. However, HMLIC is currently waiving this fee.
(Only applies to
transfers from the
fixed account to
subaccount(s))
---------------------------------------------------------------------------------------------------------------------
Early withdrawal                5% at any time other than renewal through age 65.
penalty                         The early withdrawal penalty is currently being waived on transfers within a
fixed account only              contract from the fixed account to a subaccount.

                                If money is transferred from the fixed account to the Separate Account and withdrawn within 365 days of the transfer, the early withdrawal penalty will be charged.
                                The early withdrawal penalty will not be charged if:
                                    1. the transfer occurred on a Scheduled Update; or
                                    2. the Scheduled Update occurred between the transfer and withdrawal or surrender date(s).
---------------------------------------------------------------------------------------------------------------------
Surrender charges                              During contract year              Percent charged
                                                         1                               8%
                                                         2                               8%
                                                         3                               6%
                                                         4                               4%
                                                         5                               2%
                                                    Thereafter                           0%
---------------------------------------------------------------------------------------------------------------------
Waiver of surrender             No surrender charge or early withdrawal penalty will be imposed:
charge/                             1. on a withdrawal if all the following occur:
Early withdrawal                           a. it is made after the contract has been in force two years;
penalty                                    b. it is more than 12 months since the last withdrawal was made;
(Free out provision)                       c. the amount is not more than 15 percent of the then current Fixed
                                              Cash Value; and
                                           d. the amount is not more than 15 percent of the then current
                                              Variable Cash Value;
                                    2. on any portion of the contract's Total Accumulation Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, variable life income with or without period certain or variable income for joint life and survivor annuity; or
                                    3. on or after the Maturity Date if the contract has been in force for at least
                                       10 years; or
                                    4. if annuity Income Payments are selected to be made in equal installments over a period of at least 5 years during such period the elected annuity benefit cannot be surrendered; or
                                    5. if an Annuitant is disabled continuously for three months as defined by
                                       IRC Section 72(m)(7) and satisfactory proof of such disability is sent to
                                       HMLIC's Home Office.
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------

                                          Annuity Alternatives II (IC-437000)
---------------------------------------------------------------------------------------------------------------------
Issue ages                      This contract may be issued to anyone between the ages of 0-54.
---------------------------------------------------------------------------------------------------------------------
Minimum                         $25 per month
contribution
---------------------------------------------------------------------------------------------------------------------
Annual maintenance              $25 per year. This fee will not be charged if the Total Accumulation Value equals
fee                             or exceeds $10,000.
---------------------------------------------------------------------------------------------------------------------
M & E fee                       1.25%
---------------------------------------------------------------------------------------------------------------------
Death benefit                   The beneficiary will receive the greater of:
                                    1. the Total Accumulation Value of the contract less any applicable premium tax and any outstanding loan balance, or
                                    2. the sum of all purchase payments paid under the contract, less any applicable premium tax, any outstanding loan balance, and withdrawals.
---------------------------------------------------------------------------------------------------------------------
Fixed account                   3.00%
guaranteed annuity
income option rate
---------------------------------------------------------------------------------------------------------------------
Separate Account                3.00%
assumed interest rate
---------------------------------------------------------------------------------------------------------------------
Purchase payment                Unlimited
allocation changes
---------------------------------------------------------------------------------------------------------------------
Maximum # of                    Unlimited
transfers per year
---------------------------------------------------------------------------------------------------------------------
Fee for each transfer           $0
---------------------------------------------------------------------------------------------------------------------
Early withdrawal                5% starting in year 1. The penalty will be 5% until the contract anniversary prior
penalty fixed account           to the Annuitant's attainment of age 65. At that time the fee will decrease by 1%
only                            per year.
                                The early withdrawal penalty is waived on each Scheduled Update.

                                If money is transferred from the fixed account to the Separate Account and withdrawn within 365 days of the transfer, the early withdrawal penalty will be charged.
                                The early withdrawal penalty will not be charged if:
                                    1. the transfer occurred on a Scheduled Update; or
                                    2. the Scheduled Update occurred between the transfer and withdrawal or surrender date(s).
---------------------------------------------------------------------------------------------------------------------
Surrender charges                                During contract year             Percent charged
                                                           1                              8%
                                                           2                              7%
                                                           3                              6%
                                                           4                              4%
                                                           5                              2%
                                                      Thereafter                          0%
---------------------------------------------------------------------------------------------------------------------
Waiver of surrender             No surrender charge or early withdrawal penalty will be imposed:
charge/                             1. on a withdrawal if all of the following occur:
Early withdrawal                          a. a withdrawal is made after the contract has been in force two
penalty                                      years;
(Free out provision)                      b. it is more than 12 months since the last withdrawal was made;
                                             and
                                          c. the amount withdrawn is not more than 15 percent of the Total
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                          Accumulation Value;
                                    2. on any portion of this contract's Total Accumulation Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, variable life income with or without period certain and variable income for joint life or survivor annuity; or
                                    3. if annuity Income Payments are selected to be made in equal installments over a period of at least five years (during such period the elected annuity benefit cannot be surrendered); or
                                    4. if an Annuitant is disabled continuously for three months as defined by
                                       IRC Section 72(m)(7) and satisfactory proof of such disability is sent to
                                       HMLIC's Home Office.
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                          Annuity Alternatives II (IC-438000)
---------------------------------------------------------------------------------------------------------------------
Issue ages                      This contract may be issued to anyone between the ages of 55-85.
---------------------------------------------------------------------------------------------------------------------
Minimum contribution            $25 per month
---------------------------------------------------------------------------------------------------------------------
Annual maintenance              $25 per year. This fee will not be charged if the Total Accumulation Value
fee                             equals or exceeds $10,000.
---------------------------------------------------------------------------------------------------------------------
M & E fee                       1.25%
---------------------------------------------------------------------------------------------------------------------
Death benefit                   The beneficiary will receive the greater of:
                                    1. the Total Accumulation Value of the contract less any applicable premium tax and any outstanding loan balance; or
                                    2. the sum of all purchase payments paid under the contract, less any applicable premium tax, any outstanding loan balance, and withdrawals.
---------------------------------------------------------------------------------------------------------------------
Fixed account                   3.00%
guaranteed annuity
income option rate
---------------------------------------------------------------------------------------------------------------------
Separate Account                3.00%
assumed interest rate
---------------------------------------------------------------------------------------------------------------------
Purchase payment                Unlimited
allocation changes
---------------------------------------------------------------------------------------------------------------------
Maximum # of transfers per year Unlimited
---------------------------------------------------------------------------------------------------------------------
Fee for each transfer           $0
---------------------------------------------------------------------------------------------------------------------
Early withdrawal penalty        None
---------------------------------------------------------------------------------------------------------------------
Surrender charges                                  During contract year             Percent charged
                                                            1                              8%
                                                            2                              7%
                                                            3                              6%
                                                            4                              4%
                                                            5                              2%
                                                       Thereafter                          0%
---------------------------------------------------------------------------------------------------------------------
Waiver of surrender             No surrender charge will be imposed:
charge                              1. on a withdrawal if all of the following occur:
(Free out provision)                      a. a withdrawal is made after the contract has been in force two years;
                                          b. it is more than 12 months since the last withdrawal was made;
                                             and
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                          c. the amount withdrawn is not more than 15 percent of the Total
                                             Accumulation Value;
                                    2. on any portion of this contract's Total Accumulation Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, variable life income with or without period certain and variable income for joint life or survivor annuity; or
                                    3. if annuity Income Payments are selected to be made in equal installments over a period of at least five years (during such period the elected annuity benefit cannot be surrendered);
                                    4. if an Annuitant is disabled continuously for three months as defined by
                                       IRC Section 72(m)(7) and satisfactory proof of such disability is sent to
                                       HMLIC's Home Office.
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                               New Solutions (IC-441000)
---------------------------------------------------------------------------------------------------------------------
Issue ages                      This contract may be issued to anyone between the ages of 0-85.
---------------------------------------------------------------------------------------------------------------------
Minimum contribution            $25 per month
---------------------------------------------------------------------------------------------------------------------
Annual maintenance              $25 per year. This fee will not be charged if the Total Accumulation Value
fee                             equals or exceeds $10,000.
---------------------------------------------------------------------------------------------------------------------
M & E fee                       1.25%
---------------------------------------------------------------------------------------------------------------------
Death benefit                   The beneficiary will receive the greater of:
                                    1. the Total Accumulation Value of the contract less any applicable premium tax and any outstanding loan balance; or
                                    2. the sum of all purchase payments paid under the contract, less any applicable premium tax, any outstanding loan balance, and withdrawals.
---------------------------------------------------------------------------------------------------------------------
Fixed account                   3.00%
guaranteed annuity
income option rate
---------------------------------------------------------------------------------------------------------------------
Separate Account                3.00%
assumed interest rate
---------------------------------------------------------------------------------------------------------------------
Purchase payment                Unlimited
allocation changes
---------------------------------------------------------------------------------------------------------------------
Maximum # of                    Unlimited
transfers per year
---------------------------------------------------------------------------------------------------------------------
Fee for each transfer           $0
---------------------------------------------------------------------------------------------------------------------
Early withdrawal                None
penalty
---------------------------------------------------------------------------------------------------------------------
Surrender charges                                  During contract year            Percent charged
                                                             1                             8%
                                                             2                             7%
                                                             3                             6%
                                                             4                             5%
                                                             5                             4%
                                                             6                             3%
                                                             7                             2%
                                                             8                             1%
                                                        Thereafter                         0%
---------------------------------------------------------------------------------------------------------------------
Waiver of surrender             No surrender charge will be imposed:
charge                              1. on a withdrawal if all of the following occur:
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(Free out provision)           a.   a withdrawal is made after the contract has
                                    been in force two years;
                               b.   it is more than 12 months since the last
                                    withdrawal was made; and
                               c.   the amount withdrawn is not more than 15
                                    percent of the Total Accumulation Value;
                      2. on any portion of this contract's Total Accumulation Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, variable life income with or without period certain and variable income for joint life or survivor annuity; or
                      3. if annuity Income Payments are selected to be made in equal installments over a period of at least five years (during such period the elected annuity benefit cannot be surrendered); or
                      4. if an Annuitant is disabled continuously for three months as defined by IRC Section 72(m)(7) and satisfactory proof of such disability is sent to HMLIC's Home Office.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    Individual Single Premium Deferred Fixed and Variable Retirement Annuity
                              Contract (IC-417000)
--------------------------------------------------------------------------------
Issue ages           This contract may be issued to anyone between the ages of
                     0-54.
--------------------------------------------------------------------------------
Minimum              $2,000
contribution
--------------------------------------------------------------------------------
Annual               $25 per year. This fee will not be charged if the Total
maintenance fee      Accumulation Value equals or exceeds $10,000.
--------------------------------------------------------------------------------
M & E fee            1.25%
--------------------------------------------------------------------------------
Death benefit        The beneficiary will receive the greater of:
                        1. The Total Accumulation Value of the contract less any
                           applicable premium tax; or
                        2. The purchase payment paid under the contract less any
                           applicable premium tax and withdrawals.
--------------------------------------------------------------------------------
Fixed account        4.00%
guaranteed
annuity income
option rate
--------------------------------------------------------------------------------
Separate Account     4.00%
assumed interest
rate
--------------------------------------------------------------------------------
Purchase payment     Unlimited
Allocation changes
--------------------------------------------------------------------------------
Maximum # of         Unlimited
transfers
per year
--------------------------------------------------------------------------------
Fee for each         $0
transfer
--------------------------------------------------------------------------------
Early withdrawal     5% at any time other than renewal through age 65. The early
penalty              withdrawal penalty is currently being waived on transfers
fixed account only   within a contract from the fixed account to a subaccount.

-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           If money is transferred from the fixed account to the Separate Account and withdrawn within 365 days of the transfer, the early withdrawal penalty will be charged. The early withdrawal penalty will not be charged if:
                              1. the transfer occurred on a Scheduled Update; or
                              2. the Scheduled Update occurred between the
                                 transfer and withdrawal or surrender date(s).

--------------------------------------------------------------------------------
Surrender charges                  During contract year         Percent charged
                                              1                         5%
                                              2                         4%
                                              3                         3%
                                              4                         2%
                                              5                         1%
                                       Thereafter                       0%
--------------------------------------------------------------------------------
Waiver of                  No surrender charge or early withdrawal penalty will
surrender charge/          be imposed:
Early withdrawal              1. on a withdrawal if all the following occur:
penalty (Free                      a.  it is made after the contract has been in
out provision)                         force 2 years;
                                   b.  it is more than 12 months since the last
                                       withdrawal was made;
                                   c.  the amount is not more than 15 percent of
                                       the then current Fixed Cash Value; and
                                   d.  the amount is not more than 15 percent of
                                       the then current Variable Cash Value;
                              2. on any portion of the contract's Total
                                 Accumulation Value applied to the payment of
                                 one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, variable life income with or without period certain and variable income for joint life or survivor annuity; or
                              3. on or after the Maturity Date if the contract
                                 has been in force for at least 10 years; or
                              4. if a distribution is required by the Internal
                                 Revenue Code; or
                              5. if an Annuitant is disabled continuously for
                                 three months as defined by IRC Section 72(m)(7) and satisfactory proof of such disability is sent to HMLIC's Home Office.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    Individual Single Premium Deferred Fixed and Variable Retirement Annuity
                              Contract (IC-418000)
--------------------------------------------------------------------------------
Issue ages         This contract may be issued to anyone between the ages of
                   55-85.
--------------------------------------------------------------------------------
Minimum            $2,000
contribution
--------------------------------------------------------------------------------
Annual             $25 per year. This fee will not be charged if the Total
maintenance fee    Accumulation Value equals or  exceeds $10,000.
--------------------------------------------------------------------------------
M & E fee          1.25%
--------------------------------------------------------------------------------
Death benefit      The beneficiary will receive the greater of:
                      1. The Total Accumulation Value of the contract less any
                         applicable premium tax; or
                      2. The purchase payment paid under the contract less any
                         applicable premium tax and withdrawals.
--------------------------------------------------------------------------------
Fixed account      4.00%
guaranteed
annuity income
option rate
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Separate Account             4.00%
assumed interest
rate
--------------------------------------------------------------------------------
Purchase payment             Unlimited
allocation changes
--------------------------------------------------------------------------------
Maximum # of transfers       Unlimited
per year
--------------------------------------------------------------------------------
Fee for each                 $0
transfer
--------------------------------------------------------------------------------
Early withdrawal             None
penalty
--------------------------------------------------------------------------------
Surrender charges               During contract year        Percent charged
                                                          Fixed         Variable

                                         1                  8%               5%
                                         2                  7%               4%
                                         3                  6%               3%
                                         4                  5%               2%
                                         5                  4%               1%
                                         6                  3%               0%
                                         7                  2%               0%
                                         8                  1%               0%
                                    Thereafter              0%               0%
--------------------------------------------------------------------------------
Waiver of                    No surrender charge will be imposed:
surrender charge                1. on a withdrawal if all the following occur:
(Free out provision)                  a. it is made after the contract has been
                                         in force 2 years;
                                      b. it is more than 12 months since the
                                         last withdrawal was made;
                                      c. the amount is not more than 15 percent
                                         of the then current Fixed Cash Value;
                                         and
                                      d. the amount is not more than 15 percent
                                         of the then current Variable Cash
                                         Value;
                                2. on any portion of the contract's Total
                                   Accumulation Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, variable life income with or without period certain and variable income for joint life or survivor annuity; or
                                3. if annuity Income Payments are selected to be
                                   made in equal installments over a period which extends to or beyond the eighth contract anniversary; or
                                4. on or after the Maturity Date if the contract
                                   has been in force for at least 8 years; or
                                5. if a distribution is required by the Internal
                                   Revenue Code; or
                                6. if an Annuitant is disabled continuously for
                                   three months as defined by IRC Section
                                   72(m)(7) and satisfactory proof of such
                                   disability is sent to HMLIC's Home Office.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
              High Cash Value (IC-426000, IC-427000 and IC-428000)
--------------------------------------------------------------------------------
Issue ages                 This contract may be issued to anyone between the
                           ages of 0-54.
--------------------------------------------------------------------------------
Minimum contribution       IC-426000             IC-427000           IC-428000
                           $50,000               $100,000            $250,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual maintenance fee   None
--------------------------------------------------------------------------------
M & E fee                IC-426000                 IC-427000          IC-428000
                           1.15%                     1.05%              0.95%
--------------------------------------------------------------------------------
Death benefit            The beneficiary will receive the greater of:

                            1. the Total Accumulation Value of the contract less any applicable premium tax and any outstanding loan balance; or
                            2. the sum of all purchase payments paid under the contract less any applicable premium tax, any outstanding loan balance, and withdrawals; or
                            3. the purchase payments paid under the contract, less any applicable premium tax, outstanding loan balances and/or withdrawals, increased by 3 percent compounded annually to the date of death if the Annuitant dies prior to the Maturity Date or attainment of age 70, whichever is earlier.
--------------------------------------------------------------------------------
Fixed account            3.00%
guaranteed annuity
income option rate
--------------------------------------------------------------------------------
Separate Account         3.00%
assumed interest rate
--------------------------------------------------------------------------------
Retirement bonus         IC-426000             IC-427000 and IC-428000
                         N/A           If the Annuitant elects a life contingent
                                       income option, HMLIC will increase by 1
                                       percent the Total Accumulation Value
                                       applied to the elected option. This bonus will apply only to the first $1 million of Total Accumulation Value applied to these options.

                                       The following income options qualify for
                                       the retirement bonus:
                                          1.  Fixed life income with or without
                                              period certain
                                          2.  Joint life and survivor annuity
                                          3.  Variable life income with or
                                              without period certain
                                          4.  Variable income for joint life and
                                              survivor annuity
--------------------------------------------------------------------------------
Purchase payment         Unlimited
allocation changes
--------------------------------------------------------------------------------
Maximum # of transfers   Unlimited
per year
--------------------------------------------------------------------------------
Fee for each transfer    $0
--------------------------------------------------------------------------------
Early withdrawal         During contract years 1-5 the penalty will be zero.
penalty                  Thereafter the penalty will be 5% until the contract
Fixed account only       anniversary prior to the Annuitant's attainment of age
                         65. At that time the fee will decrease by 1% per year.
                         The early withdrawal penalty is waived on each Scheduled Update.

                         If money is transferred from the fixed account to the Separate Account and withdrawn within 365 days of the transfer, the early withdrawal penalty will be charged. The early withdrawal penalty will not be charged if:
                            1.  the transfer occurred on a Scheduled Update; or
                            2. the Scheduled Update occurred between the transfer and withdrawal or surrender date(s).
--------------------------------------------------------------------------------
Surrender charges                 IC-426000             IC-427000 and IC-428000
                         During Contract   Percent   During Contract     Percent
                             Year          Charged       Year            Charged
                              1               7%          1                 6%
                              2               6%          2                 5%
                              3               5%          3                 5%
                              4               5%          4                 5%
                              5               5%          5                 5%
                           Thereafter         0%      Thereafter            0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Waiver of surrender     No surrender charge or early withdrawal penalty will be
charge/                 imposed:
Early withdrawal            1.  on a withdrawal if all of the following occur:
penalty                            a.  a withdrawal is made after the contract
(Free out provision)                   has been in force for two years;
                                   b.  it is more than 12 months since the last
                                       withdrawal was made; and
                                   c.  the amount withdrawn is not more than 15
                                       percent of the Total Accumulation Value;
                            2.  on any portion of the contract's Total
                                Accumulation Value applied to the payment of one
                                of the following income options: fixed life
                                income with or without period certain, joint
                                life and survivor annuity, variable life income
                                with or without period certain and variable
                                income for joint life or survivor annuity; or
                            3.  on or after the Maturity Date if the contract
                                has been in force for at least 10 years; or
                            4.  if annuity Income Payments are selected to be
                                made in equal installments over a period of at
                                least five years (during such period the elected
                                annuity benefit cannot be surrendered); or
                            5.  if an Annuitant is disabled continuously for
                                three months as defined by IRC Section 72(m)(7)
                                and satisfactory proof of such disability is
                                sent to HMLIC's Home Office; or
                            6.  on any Scheduled Update.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        High Cash Value (IC-429000, IC-430000 and IC-431000)
--------------------------------------------------------------------------------
Issue ages              This contract may be issued to anyone between the ages
                        of 55-85.
--------------------------------------------------------------------------------
Minimum contribution    IC-429000           IC-430000            IC-431000
                        $50,000             $100,000             $250,000
--------------------------------------------------------------------------------
Annual maintenance fee  None
--------------------------------------------------------------------------------
M & E fee               IC-429000           IC-430000            IC-431000
                          1.15%               1.05%                0.95%
--------------------------------------------------------------------------------
Death benefit           The beneficiary will receive the greater of:

                            1. the Total Accumulation Value of the contract less any applicable premium tax, and any outstanding loan balance; or
                            2. the sum of all purchase payments paid under the contract less any applicable premium tax, any outstanding loan balance, and withdrawals; or
                            3. the purchase payments paid under the contract, less any applicable premium tax, outstanding loan balances and/or withdrawals, increased by 3 percent compounded annually to the date of death if the Annuitant dies prior to the Maturity Date or attainment of age 70, whichever is earlier.
--------------------------------------------------------------------------------
Fixed account           3.00%
guaranteed annuity
income option rate
--------------------------------------------------------------------------------
Separate Account        3.00%
assumed interest rate
--------------------------------------------------------------------------------
Retirement bonus        IC-429000                    IC-430000 and IC-431000
                        N/A           If the Annuitant elects a life contingent
                                      income option, HMLIC will increase by 1
                                      percent the Total Accumulation Value
                                      applied to the elected option. This bonus will apply only to the first $1 million of Total Accumulation Value applied to these options.

                                      The following income options qualify for
                                      the retirement bonus:
                                        1. Fixed life income with or without
                                           period certain
                                        2. Joint life and survivor annuity
                                        3. Variable life income with or without
                                           period certain
                                        4. Variable income for joint life and
                                           survivor annuity
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Purchase payment
allocation changes          Unlimited
------------------------------------------------------------------------------------------------------------
Maximum # of                Unlimited
transfers per year
------------------------------------------------------------------------------------------------------------
Fee for each transfer       $0
------------------------------------------------------------------------------------------------------------
Early withdrawal penalty    None
------------------------------------------------------------------------------------------------------------
Surrender charges                            IC-429000                               IC-430000 and IC-431000
                            During Contract Year   Percent Charged   During Contract Year   Percent Charged
                                   1                     7%                    1                  6%
                                   2                     6%                    2                  5%
                                   3                     5%                    3                  4%
                                   4                     4%                    4                  3%
                                   5                     3%                    5                  2%
                                   6                     2%                    6                  1%
                                   7                     1%                Thereafter             0%
                             Thereafter                  0%
------------------------------------------------------------------------------------------------------------
Waiver of surrender charge  No surrender charge will be imposed:
(Free out provision)               1.  on a withdrawal if all of the following occur:
                                        a. a withdrawal is made after the contract has been in force for two years;
                                        b. it is more than 12 months since the last withdrawal was made; and
                                        c. the amount withdrawn is not more than 15 percent of the Total
                                           Accumulation Value;

                                    2. on any portion of this contract's Total Accumulation Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, variable life income with or without period certain and variable income for joint life or survivor annuity; or

                                    3. on or after the Maturity Date if this contract has been in force for at least 10 years; or

                                    4. if annuity Income Payments are selected to be made in equal installments over a period of at least five years (during such period the elected annuity benefit cannot be surrendered); or

                                    5. if an Annuitant is disabled continuously for three months as defined by IRC Section 72(m)(7) and satisfactory proof of such disability is sent to HMLIC's Home Office.
-------------------------------------------------------------------------------------------------------------


Tax Consequences

Separate Account


The operations of the Separate Account form part of the operations of HMLIC; however, the IRC provides that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the contract owner will not pay federal income tax on the investment income and capital gains under a contract until Income Payments begin or a full or partial withdrawal is made.

Contract Owners

Contribution Limitations and General Requirements Applicable to Qualified Contracts

The tax rules applicable to participants in a Qualified Plan (as defined in this document) vary according to the type of plan and according to the terms and conditions of the specific plan. The information provided here regarding the tax consequences of Qualified Plans is intended to be only general in nature. You should consult with your tax advisor for the application of these rules to your specific facts before purchasing an annuity contract for a Qualified Plan.

Contributions under Qualified Plans are either excludable from income if made through a salary reduction agreement or deductible from gross income with the exception of Roth IRAs. Salary reduction contributions are subject to limitations imposed by the IRC. Any contributions allowed to be made by the employer other than through salary reduction agreements are generally subject to additional limitations and are not discussed here. Further, contributions and investment earnings credited to the contract owner's account are not taxable until such amounts are distributed as defined by the IRC. Purchasing a contract as an investment vehicle for a Qualified Plan does not provide any additional tax advantage to that already available through the Qualified Plan.

Section 403(b) Tax-Deferred Annuity A Section 403(b) tax-deferred (or tax-sheltered) annuity contract is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Salary reduction contributions are limited to the lesser of $12,000 in 2003 ($13,000 in 2004) or 100% of income. Additional catch-up amounts, $2,000 in 2003 ($3,000 in 2004) may be contributed if the contract owner is age 50 or older. An additional special catch-up contribution is available to certain contract owners who have 15 years of service with his or her current employer. Both the maximum salary reduction contribution and additional amount if you are age 50 or older continue to increase after 2004. Starting in 2002, contributions to a Section 457(b) contract do not reduce the limit on the amount of contributions to a Section 403(b) contract. Employer contributions are allowed with additional limitations under the qualified plan rules. Contributions and earnings are not included in the annuitant's income until distributed. Distributions from Section 403(b) annuities generally cannot be made until the annuitant attains age 59 1/2. However, exceptions to this rule include severance from employment, death, disability and hardship and the balance in the contract as of December 31, 1988.
Section 403(b) annuity contract accumulations may be eligible for a tax-free rollover or transfer to another Section 403(b) annuity contract or an eligible Qualified Plan. Section 403(b) annuities are subject to the required minimum distributions rules.

Section 408 and Section 408A Traditional IRA Annual contributions (other than rollover contributions) to a Traditional IRA are limited to $3,000 for 2003 (and
2004). Additional catch-up contributions of $500 may be made if the contract owner is age 50 or older. Contribution limits to a Traditional IRA are reduced if contributions are also made to a Roth IRA. Contributions cannot be made after age 70 1/2. The amount of any annual contribution that will be deductible from gross income is based upon the individual's compensation, coverage under a retirement plan and marital status. If the owner of the IRA contract is covered by another qualified plan the deduction phases out when adjusted gross income ("AGI") is between $40,000 and $50,000 for single filers and between $60,000 and $70,000 for married individuals filing jointly. The phase-out amounts will be indexed in 2004. If the owner is not covered by a qualified plan but the owner's spouse is, the deduction phases out when AGI is between $150,000 and $160,000. Traditional IRA accumulations may be eligible for a tax-free rollover or transfer to another IRA or eligible Qualified Plan. Traditional IRAs are subject to required minimum distribution rules.

Simplified Employee Pension (SEP) If the contract is used for a SEP IRA plan and the contract owner has elected to make Traditional IRA contributions, the same limitations regarding maximum contributions and deductibility apply as those described above under Traditional IRAs. If the SEP is offered under a salary reduction basis, the limitation for salary reduction contributions is $12,000 for 2003 ($13,000 for 2004). The additional catch-up amount if the individual is age 50 or older also applies, $2,000 for 2003 ($3,000 for 2004). Employer contributions are allowed subject to additional limitations and must be coordinated with other qualified plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and required minimum distribution rules apply the same as for Traditional IRAs.

Savings Incentive Match Plan for Employees (SIMPLE IRA) If the contract is used for a SIMPLE IRA, the salary reduction limitation is $8,000 for 2003 ($9,000 for 2004). As with Traditional IRAs, additional contributions are allowed for individuals age 50 and older. Employer contributions are also required and are coordinated with the elective deferral limitations of other qualified plans. Rollover rules are similar to Traditional IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required minimum distribution rules apply the same as those for Traditional IRAs.

Roth IRAs Annual contributions to a Roth IRA are limited to $3,000 for 2003 (and
2004) for both the individual and the spouse. This amount has additional limitations based upon the contract owner's income and marital status. The annual contribution maximum is phased out when AGI is between $95,000 and $110,000 for single taxpayers and those taxpayers filing Head of Household, between $150,000 and $160,000 for married taxpayers filing jointly and between $0 and $10,000 for married taxpayers filing separate. Contributions to a Traditional IRA are coordinated with Roth IRA contributions. An additional catch-up contribution is allowed if the individual is age 50 or older of $500 for 2003 (and 2004). Contributions to a Roth IRA are not deductible and if the contract has been in existence for more than five years, qualified distributions are not includable in income (e.g. contract owner reaching age 59 1/2 or becoming disabled). Traditional IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of participation in a SIMPLE IRA) can generally be rolled over or converted to a Roth IRA if the contract owner's AGI is $100,000 or less and the contract owner is not married filing a separate return. However, the converted amount is includable in income in the year of conversion. Roth IRAs are not subject to the required minimum distribution rules.

Section 457(b) Eligible Governmental Plan A Section 457(b) deferred compensation plan is available for employees of eligible state or local governments. Salary reduction amounts are limited to the lesser of $12,000 for 2003 ($13,000 for 2004) or 100% of income. Additional catch-up amounts may be contributed if the contract owner is age 50 or older of $2,000 for 2003 (and $3,000 for 2004). A special catch-up contribution is allowed in the last three years of employment before attaining normal retirement age. Starting in 2002, contributions to a
Section 457(b) contract do not reduce the limit on the amount of contributions to a Section 403(b) contract. Contributions and earnings are not included in the annuitant's income until distributed. Distributions are not allowed until the employee reaches age 70 1/2 except for severance from employment or for an unforeseeable emergency or severe financial hardship. Section 457(b) annuity contract accumulations can be rolled over or transferred to other Section 457(b) eligible governmental plan contracts or an eligible Qualified Plan. Section 457(b) annuity contracts are subject to the required minimum distribution rules.

Section 401 Section 401 permits employers to establish various types of retirement plans (e.g., pension, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with Section 401 may permit the purchase of annuity contracts to provide benefits under the plan. In order for a retirement plan to be considered qualified under Section 401 it must: meet certain minimum standards with respect to participation, coverage and vesting; not discriminate in favor of highly compensated employees; provide contributions or benefits that do not exceed certain limitations; prohibit the use of plan assets for purposes other than the exclusive benefit of the employees and their beneficiaries covered by the plan; comply with certain minimum distribution requirements; provide for certain spousal survivor benefits; and comply with numerous other qualification requirements. A retirement plan qualified under Section 401 may be funded with employer contributions, employee contributions or a combination of both. Employee contributions may be made pre-tax (under a salary reduction agreement) or on an after-tax basis.

Rollovers A rollover, direct rollover or trustee-to-trustee transfer is a tax-free transfer of a distribution from a Qualified Plan to an eligible retirement plan. Distributions that are properly rolled over or transferred are not includable in income until they are ultimately paid out of the contract. A
Section 401 plan can be rolled over or transferred to another Section 401 plan, a Traditional IRA, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan. A Traditional IRA can be rolled over or transferred to another Traditional IRA, a Section 401 plan, a
Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible
Section 457 governmental plan. A Section 403(b) tax-deferred annuity can be rolled over or transferred to a Traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan. In all cases the eligible Section 457 plan must separately account for amounts rolled over or transferred from other non-Section 457 plans.

For a Section 403(b) annuity only amounts eligible for distribution can be rolled over. However, amounts may be transferred between tax-deferred annuities if the requirements of Revenue Ruling 90-24 are met. A SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Therefore, a SIMPLE IRA can be rolled over or transferred tax free to a Traditional IRA, a qualified
Section 401 plan, a Section 403(b) plan or a Section 457 plan. A Roth IRA can only be rolled over to another Roth IRA.

Taxation of Contract Benefits

Amounts contributed through salary reduction, employer contributions or deductible amounts in the case of Traditional IRAs are not taxed at the time of contribution. Earnings are also not taxed as they accumulate within the annuity contract. Except for qualified distributions from Roth IRAs or after-tax contributions, contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the IRC.

Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 401 and 403(b) plans will not be treated as distributions if the terms require repayment within five years (except loans to acquire a home); have substantially level payments over the term of the loan; do not exceed $50,000 and are evidenced by a legally enforceable agreement. Loans are not allowed for IRAs.

Qualified distributions from a Roth IRA are not taxable. A qualified distribution is any distribution made at least five years after issuance of the owner's first Roth IRA and is made after attainment of age 59 1/2; as the result of death or disability; or is a qualified first-time homebuyer distribution.

Tax Penalties

Premature Distribution Tax

A penalty tax will apply to premature distributions from a Qualified Plan. A premature distribution is generally any distribution made before the contract owner reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of Traditional IRAs to Roth IRAs and distributions from Section 457 plans. Certain payments will be exempt from the penalty tax depending upon the type of Qualified Plan. For all Qualified Plans payments exempt from the penalty tax include payments made: 1) after age 59 1/2,
2) as the result of death or disability; 3) that are part of a series of substantially equal periodic payments over the life expectancy of the owner or the joint lives of the owner and beneficiary, 4) made after separation from service and attainment of age 55, 5) for medical care, 6) under a qualified domestic relations order (QDRO) and 7) to correct excess contributions or elective deferrals. If the contract is a Traditional or Roth IRA exception 4) listed above does not apply. In addition, for a Traditional or Roth IRA there are additional exceptions, which include payments made: 1) for reimbursement of health insurance while the Contract Owner was unemployed, 2) for qualified education expenses and 3) for qualified first home purchases.

Required Minimum Distribution Tax If the amount distributed from a Qualified Plan is less than the required minimum distribution for the year, the contract owner is generally subject to a non-deductible excise tax of 50% on the amount difference between the required minimum distribution and the amount actually distributed.

Required Minimum Distributions The contract owner of all Qualified Plans except Roth IRAs is generally required to take certain required minimum distributions during the contract owner's life and the beneficiary designated by the contract owner is required to take the balance of the contract value within certain specified periods following the contract owner's death.

The contract owner must take the first required distribution by the required beginning date and subsequent required distributions by December 31 of that year and each year thereafter. Payments must be made over the life expectancy of the contract owner or the joint life expectancy of the contract owner and the beneficiary. The amount of the required minimum distribution depends upon the contract value and the applicable life expectancy. The required beginning date for Traditional IRAs, SEPs and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the contract owner attains age 70 1/2. The required beginning date for Section 403(b) annuities and Section 457 plans is the later of April 1 of the calendar year following the calendar year in which the contract owner attains age 70 1/2 or retires.

Upon the death of the contract owner, the beneficiary must take distributions under one of the following two rules.

     1. If the contract owner dies on or after the required beginning date and has designated a beneficiary, any remaining balance must be distributed upon the longer of the remaining life expectancy of the owner's designated beneficiary and the remaining life expectancy of the contract owner. If there is no designated beneficiary as of the date for determining a designated beneficiary, distributions shall continue over the remaining life expectancy of the contract owner.

     2. If the contract owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the contract owner's death. If the contract value is payable to a beneficiary other than a spouse, it may be paid over the life expectancy of that beneficiary provided distributions begin by December 31 of the calendar year following the year of the contract owner's death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the contract owner would have reached age 70 1/2 or roll over the contract to an IRA or any other eligible retirement plan.

Withholding Mandatory federal income tax is required to be withheld at the rate of 20% on distributions from Qualified Plans with the following exceptions: distributions from Traditional IRAs or Roth IRAs; a direct rollover or transfer to an eligible retirement plan; periodic payments over the contract owner's life expectancy or the joint life expectancy of the contract owner and the beneficiary; periodic payments over a ten year period; required minimum distributions; and hardship distributions.

For all amounts not subject to the mandatory 20% withholding except Roth IRAs, federal income tax is generally required to be withheld unless the contract owner elects not to have federal income tax withheld. For periodic payments (Income Payments), the withholding is calculated like wage withholding and the contract owner has the right to revoke his/her election. HMLIC will notify the contract owner at least annually of his or her right to revoke the election. For all other payments withholding is generally at a rate of 10%.

State and/or local tax withholding may also apply.

Other Considerations The preceding discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The rules governing the provisions of annuity contracts and Qualified Plans are extremely complex often difficult to comprehend and may be changed at any time. The preceding discussion does not address special rules, prior tax laws, or state tax laws. In addition, many of the provisions, including contribution limitations, enacted by the Economic Growth and Tax Relief Reconciliation Act of 2001 are sunsetted or repealed in 2011 unless extended or made permanent. A prospective contract owner considering adoption of or purchase of an annuity contract for a Qualified Plan should first consult with a qualified and competent tax adviser before taking any action that could have tax consequences.


Voting Rights

Unless otherwise restricted by the plan under which a contract is issued, each contract owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.


The number of votes that may be cast by a contract owner is based on the number of units owned as of the record date of the meeting. Shares for which no instructions are received are voted in the same proportion as the shares for which instructions have been received. Any Underlying Fund shares attributable to investment by HMLIC will be voted in proportion to the vote by contract owners who have Separate Account units. Contract owners receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares.


Other Information

Legal Proceedings--There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. HMLIC is engaged in various kinds of routine litigation that, in HMLIC's judgment, are not material to its financial condition. None of this litigation relates to the Separate Account.

Registration Statement--A registration statement has been filed with the

Securities and Exchange Commission under the Securities Act of 1933 with respect to the contract. This Prospectus does not contain all information set forth in the registration statement, its amendments and exhibits. Statements contained in this Prospectus as to the content of the contract and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to these instruments as filed.

Communications to Contract Owners--To ensure receipt of communications, contract owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657. Contract owners may also provide notice of an address change by sending a telefacsimile (FAX) transmission to
(217) 527-2307 or by calling (217) 789-2500 or (800) 999-1030 (toll free).


HMLIC will attempt to locate contract owners for whom no current address is on file. In the event HMLIC is unable to locate a contract owner, HMLIC may be forced to surrender the value of the contract to the contract owner's last known state of residence in accordance with the state's abandoned property laws.

Contract Owner Inquiries--A toll free number, (800) 999-1030, is available to telephone HMLIC's Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657.

Forms Availability--Specific forms are available from HMLIC to aid the contract owner in effecting many transactions allowed under the contract. These forms may be obtained by calling the Annuity Customer Service Department toll free at
(800) 999-1030.


NASD Regulation's Public Disclosure Program--Information about HM Investors and your agent is available from the NASD at www.nasdr.com or by calling (800) 289-9999.


Additional Information


A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:

Topic Page----------
General Information and History ........
Investment Experience ..................
Underwriter ............................
Financial Statements ...................

To receive, without charge, a copy of the 2002 Annual Report of the Horace Mann Mutual Funds, the Annual Report of the Separate Account or the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, or send it by telefacsimile (FAX) transmission to (217) 535-7123 or telephone (217) 789-2500 or (800) 999-1030 (toll-free).


Horace Mann Life Insurance Company
P.O. Box 4657
Springfield, Illinois 62708-4657

Please provide free of charge the following information:


___ 2002 Annual Report of the Horace Mann Mutual Funds
____2002 Annual Report of the Separate Account.
___ Statement of Additional Information dated May 1, 2003 for the Separate Account.


Please mail the above documents to:

________________________________________________________________________
(Name)
________________________________________________________________________
(Address)
________________________________________________________________________
(City/State/Zip)

Appendix A

The Underlying Funds


The following mutual funds are available for investment by the subaccounts which are a part of the contracts offered in this Prospectus.


Horace Mann Mutual Funds

The Horace Mann Mutual Funds ("Trust") is an open-end, diversified, management investment company registered under the Investment Company Act of 1940. The Trust is made up of a series of portfolios ("Horace Mann Funds"). The Trust issues shares of beneficial interest that are continually offered for sale. The Horace Mann Funds, advised by Wilshire Associates Incorporated ("Wilshire"), invest in securities of different issuers and industry classifications in an attempt to spread and reduce the risks inherent in all investing. Wilshire has entered into an agreement with investment subadviser(s) for each of the Horace Mann Funds whereby the subadviser(s) manage the investment and reinvestment of the assets of a fund.

The primary investment objective of the Horace Mann Equity Fund is long-term capital growth; conservation of principal and production of income are secondary objectives. The Equity Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Equity Fund ordinarily invests in common stocks of domestic companies. Wellington Management Company, LLP ("Wellington Management"), Alliance Capital Management LP ("Alliance") and Mellon Equity Associates, LLP ("Mellon Equity") serve as the investment subadvisers to the Equity Fund. This fund was referred to as the Growth Fund prior to May 1, 2000.

The primary investment objective of the Horace Mann Balanced Fund is to realize high long-term total rate of return consistent with prudent investment risks. The Balanced Fund's assets are invested in a mix of common stocks, debt securities and money market instruments through investments in the Equity Fund and Income Fund.

The primary investment objective of the Horace Mann Income Fund is to achieve a long-term total rate of return in excess of the U.S. bond market over a full market cycle. The Income Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The fixed income securities in which the Income Fund invests are primarily U.S. investment grade fixed income securities. Western Asset Management Company ("Western Asset") and Western Asset Management Limited ("WAML") serve as the investment subadvisers to the Income Fund.


The primary investment objective of the Horace Mann Short-Term Investment Fund ("Short-Term Fund") is to realize maximum current income to the extent consistent with liquidity. Preservation of principal is a secondary objective. The Short-Term Fund attempts to realize its objectives through investments in short-term debt instruments; it is not a money market fund and does not maintain a stable net asset value per share. Western Asset serves as the investment subadviser to the Short-Term Fund.


The investment objective of the Horace Mann Small Cap Growth Fund is long-term capital appreciation. The Small Cap Growth Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in securities of small cap companies. The Fund ordinarily invests in small cap equity securities (less than $2.5 billion at the time of investment) with earnings growth potential. The Small Cap Growth Fund invests primarily in small cap stocks, which the subadviser considers to have favorable and above-average earnings growth prospects. Accordingly, their stock prices may rise faster, but can also decline more in unfavorable business climates. As a result of these "higher highs" and "lower lows," they are more volatile. BlackRock Financial Management, Inc. ("BlackRock") and Mazama Capital Management serve as investment subadvisers to the Small Cap Growth Fund.

The primary investment objective of the Horace Mann International Equity Fund is long-term capital growth primarily through diversified holding of marketable foreign equity investments. The International Equity Fund invests, under normal circumstances, at least

80% of net assets (plus the amount of any borrowings for investment purposes) in equity securities. The International Equity Fund invests primarily in equity securities of established companies, listed on foreign exchanges, which the subadviser believes have favorable characteristics. It may also invest in fixed income securities of foreign governments and companies. Investing in foreign securities may involve a greater degree of risk than investing in domestic securities due to the possibility of currency fluctuations, more volatile markets, less securities regulation and political instability. "Oechsle" International Advisors serves as the investment subadviser to the International Equity Fund.


The investment objective of the Horace Mann Socially Responsible Fund is long-term growth of capital, current income and growth of income. The Socially Responsible Fund invests in a diversified portfolio composed primarily of marketable equity securities including common stocks, preferred stocks, and debt securities convertible into common stocks of seasoned U.S. traded companies. Investments in equity securities are limited to issuers which in the subadviser's judgment meet the following criteria:

1. Do not produce tobacco products;

2. Do not produce alcoholic beverages;

3. Do not own and/or operate casinos or manufacture gaming devices;

4. Do not produce pornographic materials;

5. Do not produce nuclear weapons or guidance and/or delivery systems, specifically for nuclear weapons;

6. By popular standards, maintain non-discriminatory employment practices throughout a company's facilities; and

7. By popular standards, maintain environmental policies, practices and procedures which are currently acceptable, or which are exhibiting improvement.

Because this fund invests in companies with socially responsible business practices, it has limitations that may have an impact on performance. Alliance Capital Management LP, serves as the investment subadviser to the Socially Responsible Fund.

Alliance

The investment objective of the Alliance Premier Growth Portfolio is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Unlike most equity funds, the Portfolio focuses on a relatively small number of intensively researched companies. Alliance selects the Portfolio's investments from a research universe of more than 600 companies that have strong management, superior industry positions, excellent balance sheets, and superior earnings growth prospects. The Alliance Premier Growth Portfolio is a series of the Alliance Variable Products Series and is advised by Alliance Capital Management.

Ariel Mutual Funds

The investment objective of the Ariel Appreciation Fund is long-term capital appreciation. It seeks this objective primarily through investing in the stocks of medium-sized companies with market capitalizations between $1 billion and $10 billion at the time of investment. Ariel Appreciation Fund seeks stocks whose underlying value is currently unrecognized, but should increase over time.

The investment objective of the Ariel Fund is long-term capital appreciation. It seeks this objective primarily through investing in the stocks of small companies with a market capitalization under $2 billion at the time of investment. Ariel Fund seeks stocks whose underlying value is currently unrecognized, but should increase over time.

The Ariel Appreciation Fund and the Ariel Fund are each advised by Ariel Capital Management, Inc. Ariel believes that socially responsible ethical business practices make good investment sense. In the long run, a company that adopts environmentally sound policies will face less government intervention.

Credit Suisse


The investment objective of the Credit Suisse Small Cap Growth Portfolio is to seek capital growth. To pursue this goal, it invests primarily in equity securities of small U.S. growth companies. The Portfolio considers a "small" company to be one whose market capitalization is within the range of capitalizations of companies in the Russell 2000 Index. As of December 31, 200, the market capitalization of the companies in the Russell 2000 Index ranged from $2.79 million to $2.96 billion. Some companies may outgrow the definition of a small company after the Portfolio has purchased their securities but will continue to be considered small for purposes of the Portfolio's minimum 80% allocation to small-company equities. The Credit Suisse Small Cap Growth Portfolio is a series of Credit Suisse and is advised by Credit Suisse Asset Management, LLC.


Davis

Davis Value Portfolio's investment objective is growth of capital. The Fund invests primarily in common stock of U.S. companies with market capitalizations of at least $5 billion that are believed to be of high quality and whose shares are selling at attractive prices. The Fund's adviser selects stocks with the intention of holding them for the long term. The Fund's adviser believes that managing risk is the key to delivering superior long-term investment results; therefore, it considers how much could potentially be lost on an investment before considering how much might be gained. The Davis Value Portfolio is a series of the Davis Variable Account Fund and is advised by Davis Selected Advisers, L.P.

Fidelity Investments

The investment objective of the Fidelity VIP Growth Portfolio is to achieve capital appreciation. The fund invests primarily in common stocks and invests in both domestic and foreign companies that it believes have above-average growth potential. The Fidelity VIP Growth Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

The investment objective of the Fidelity VIP Overseas Portfolio is to seek long-term growth of capital. The fund invests at least 80% of the total assets in foreign securities, primarily common stocks. The investments are allocated across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. The Fidelity VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

The investment objective of the Fidelity VIP High Income Portfolio is to seek a high level of current income while also considering growth of capital. The fund invests at least 65% of its total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. The fund may also invest in non-income producing securities, including defaulted securities and common stocks. It may also invest in companies whose financial condition is troubled or uncertain. It may also invest in securities of foreign issuers in addition to securities of domestic issuers. the Fidelity VIP High Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

The investment objective of the Fidelity VIP Investment Grade Bond Portfolio is to seek as high a level of current income as is consistent with the preservation of capital. The fund invests in U.S. dollar-denominated investment-grade bonds with different market sectors and maturities. The adviser attempts to maintain an overall interest rate risk similar to the Lehman Brothers Aggregate Bond Index. The Fidelity VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

The investment objective of the Fidelity VIP Mid Cap Portfolio is to seek long-term growth of capital. The fund invests primarily in common stocks and invests at least 65% of its total assets in securities of companies with medium market capitalizations. The fund invests in either "growth" stocks or "value" stocks or both. The Fidelity VIP Mid Cap Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

The investment objective of the Fidelity VIP Growth & Income Portfolio is to seek high total return through a combination of current income and capital appreciation. The fund invests a majority of its assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. It also potentially invests in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. The Fidelity VIP

Growth & Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

The investment objective of the Fidelity VIP Index 500 Portfolio is to seek investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500. The fund invests at least 80% of its assets in commons stocks included in the S&P 500. The Fidelity VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

J.P. Morgan

The investment objective of the JPMorgan U.S. Disciplined Equity Portfolio is to provide high total return from a portfolio of selected equity securities. The portfolio invests at least 80% of the value of its assets in equity investments in large and medium-capitalization U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Sector by sector, the portfolio's weightings are similar to those of the S&P 500. The portfolio does not look to overweight or underweight sectors. The JPMorgan U.S. Disciplined Equity Portfolio is a series of the J.P. Morgan Series Trust II and is advised by J.P. Morgan Investment Management Inc.

Neuberger Berman

The investment objective of Neuberger Berman Genesis Fund Advisor Class is to invest mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The fund seeks to reduce risk by diversifying among many companies and industries. Neuberger Berman Genesis Fund Advisor Class is advised by Neuberger Berman Management Inc. and subadvised by Neuberger Berman, LLC.

Putnam

The investment objective of the Putnam VT Vista Fund is to seek capital appreciation. The fund invests mainly in common stocks of U.S. companies with a focus on growth stocks. Growth stocks are issued by companies that Putnam Investment Management, LLC ("Putnam Management") believes are fast-growing and whose earnings Putnam Management believes are likely to increase over time. Growth in a company's earnings may lead to an increase in the price of its stock. The fund invests mainly in midsized companies. The Putnam VT Vista Fund is a series of the Putnam Variable Trust and is advised by Putnam Management.

Rainier

The investment objective of the Rainier Small/Mid Cap Equity Portfolio is to seek to maximize long-term appreciation. In pursuing its goal, the Portfolio invests primarily in the common stocks of smaller U.S. companies with the prospects of strong earnings growth selling at attractive valuations. The Portfolio normally will invest at least 65% of its total assets in equity securities of companies with small and medium-size capitalizations. The Rainier Small/Mid Cap Equity Portfolio is advised by Rainier Investment Management, Inc.

Strong

The investment objective of the Strong Opportunity Fund II is to seek capital growth. The fund invests, under normal conditions, primarily in stocks of medium-capitalization companies that the fund's managers believe are underpriced, yet have attractive growth prospects. The managers base the analysis on a company's "Private Market Value"--the price an investor would be willing to pay for the entire company given its management, financial health and growth potential. The managers determine a company's Private Market Value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value. To a limited extent, the fund may also invest in foreign securities. The managers may sell a stock when its price no longer compares favorably with the company's Private Market Value. The Strong Opportunity Fund II is advised by Strong Capital Management Inc.

The investment objective of the Strong Mid Cap Growth Fund II is to seek capital growth. The fund invests, under normal conditions, at least 65% of its assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for growth of earnings and capital appreciation. The fund defines "medium-capitalization companies" as those companies with a market capitalization substantially similar to that of companies in the Russell MidCap Index at the time of investment. The Strong Mid Cap Growth Fund II is advised by Strong Capital Management Inc.

T. Rowe Price

The investment objective of the T. Rowe Price Small-Cap Value Fund--Advisor Class is to seek long-term capital growth by investing primarily in small companies whose common stocks are believed to be undervalued. Reflecting a value approach to investing, the fund will seek the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow, or business franchises. Normally, the fund will invest at least 65% of its total assets in companies with a market capitalization of $1 billion or less. The T. Rowe Price Small-Cap Value Fund--Advisor Class is advised by T. Rowe Price Associates.

The investment objective of the T. Rowe Price Small-Cap Stock Fund--Advisor Class is to provide long-term capital growth by investing primarily in stocks of small companies. To achieve this result the fund invests at least 65% of its total assets in stocks and equity-related securities of small companies. A small company is defined as having a market capitalization that falls within the range of companies in the Russell 2000 Index, a widely used benchmark for small-cap stock performance. Stock selection may reflect either a growth or value investment approach. The T. Rowe Price Small-Cap Stock Fund--Advisor Class is advised by T. Rowe Price Associates.

Wilshire Target Funds, Inc.

Wilshire Target Funds, Inc. ("Wilshire Funds") is an open-end management investment company registered under the Investment Company Act of 1940. The Wilshire Funds are made up of a series of portfolios. The Wilshire Funds issues shares that are continually offered for sale. The Wilshire Funds are advised by Wilshire Associates Incorporated.

The investment objective of the Wilshire Large Company Growth Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the large company growth sub-category of the Wilshire 5000 Index. The Wilshire Large Company Growth Portfolio focuses on the large company segment of the U.S. equity market and invests in companies with above average earnings or sales growth histories and retention of earnings. Often such companies will have above average price/earnings ratios. The Wilshire Large Company Growth Portfolio primarily invests in stocks of companies with the largest market capitalizations (extending down to $2.1 billion). Because this fund invests in large companies it may be more volatile than a fund that invests in a broader market segment.

The investment objective of the Wilshire 5000 Index Portfolio is to replicate as closely as possible the performance of the Wilshire 5000 Index before the deduction of fund expenses. This Portfolio is an index fund and primarily invests in the common stocks of companies included in the Index that are representative of the entire Index. The Wilshire 5000 Index Portfolio normally holds stocks representing at least 90% of the total market value of the Index. Since the Portfolio does not invest in all of the stocks included in the Index it may be more volatile than the Index.

The investment objective of the Wilshire Large Company Value Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the large company value sub-category of the Wilshire 5000 Index. The Wilshire Large Company Value Portfolio focuses on the large company value segment of the U.S. equity market. Typically such companies have relatively low price to book value ratios, low price to earnings ratios and higher than average dividend yields. The Wilshire Large Company Value Portfolio primarily invests in stocks with the largest market capitalization (extending down to $2.1 billion). Because this fund invests in large companies it may be more volatile than a fund that invests in a broader market segment.

The investment objective of the Wilshire Small Company Value Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the small company value sub-category of the Wilshire 5000 Index. The Wilshire Small Company Value Portfolio focuses on the small company value segment of the U.S. equity market. Typically such companies have relatively low price to book value ratios, low price to earnings ratios and relatively high dividend yields. The Wilshire Small Company Value Portfolio primarily invests in stocks with smaller market capitalizations (between $2.1 billion and $219 million). Because this fund invests in small companies it may be more volatile than a fund that invests in a broader market segment.

The investment objective of the Wilshire Small Company Growth Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the small company growth sub-category of the Wilshire 5000 Index. The Wilshire Small Company Growth Portfolio focuses on the small company growth segment of the U.S. equity market. Typically such companies have above average earnings or sales growth histories and retention of earnings, and often they have higher price to earnings ratios. The Wilshire Small Company Growth Portfolio primarily invests in stocks with smaller market capitalizations (between $2.1 billion and $219 million). Because this fund invests in small companies it may be more volatile than a fund that invests in a broader market segment.

Administrator: Horace Mann Investors, Inc.


HM Investors, a wholly-owned subsidiary of Horace Mann Educators Corporation which is the indirect owner of HMLIC, serves as administrator to the Trust pursuant to an Administration Agreement dated March 1, 1999 (the "Administration Agreement"). HM Investors provides for the management of the business affairs of the Trust, including, but not limited to, office space, secretarial and clerical services, bookkeeping services, wire and telephone communications services, and other similar services necessary for the proper management of the Trust's business affairs. Under the Administration Agreement, the Trust agrees to assume and pay the charges and expenses of its operations, including, by way of example, the compensation of Trustees other than those affiliated with HM Investors, charges and expenses of independent auditors, of legal counsel, of any transfer or dividend disbursing agent, of the custodian, all costs of acquiring and disposing of portfolio securities, interest, if any, on obligations incurred by the Trust, reports and notices to shareholders, other like miscellaneous expenses, and all taxes and fees to federal, state, or other governmental agencies.


For the services and facilities furnished to the Trust, HM Investors receives a fee based upon the combined assets of the Trust as follows: 0.25% of the first $1 billion of assets and 0.20% of assets in excess of $1 billion. An administration fee is charged directly against all assets in the Horace Mann Balanced Fund. However, in order to avoid duplication of charges under the fund of funds structure, HM Investors has indicated that it intends to waive the majority of the administrative fees charged to the Horace Mann Balanced Fund directly. In addition, Horace Mann Balanced Fund shareholders will indirectly pay the administration fee of the assets invested in the Horace Mann Equity Fund and Horace Mann Income Fund under the fund of funds structure. Therefore, the aggregate administration fees directly and indirectly borne by shareholders of the Horace Mann Balanced Fund will be higher than the fees shareholders would bear if they invested directly in the Horace Mann Equity Fund and Horace Mann Income Fund.

Prospectus

Non-qualified variable tax deferred annuity contracts Prospectus

Horace Mann Life Insurance Company
Separate Account

May 1, 2003

Non-Qualified Variable Deferred Annuity Contracts Issued By Horace Mann Life Insurance Company Separate Account
Single Premium Contracts for Individuals
Flexible Premium Contracts for Individuals and Groups

This prospectus offers combination fixed and variable, non-qualified annuity contracts to individuals and groups. These contracts are issued by Horace Mann Life Insurance Company ("HMLIC") and can be issued as flexible premium contracts or, for individuals, as single premium contracts. Amounts transferred to HMLIC Separate Account as directed by a participant or contract owner are invested in one or more of the subaccounts (sometimes referred to as variable investment options or variable accounts). Each subaccount purchases shares in a corresponding mutual fund. The mutual funds are:


Large Company Stock Funds

         Large Blend
                    JPMorgan U.S. Disciplined Equity Portfolio
                    Fidelity VIP Growth & Income Portfolio SC 2
                    Fidelity VIP Index 500 Portfolio SC 2

         Large Growth

                    Fidelity VIP Growth Portfolio SC 2
                    Alliance Premier Growth Portfolio

         Large Value

                    Horace Mann Equity Fund
                    Horace Mann Socially Responsible Fund
                    Davis Value Portfolio

Mid-Size Company Stock Funds

         Mid Blend
                    Fidelity VIP Mid Cap Portfolio SC 2

            Mid Growth
                       Putnam VT Vista Fund (IB Shares)
                       Strong Mid Cap Growth Fund II

            Mid Value
                       Strong Opportunity Fund II

Small Company Stock Funds

            Small Growth
                       Horace Mann Small Cap Growth Fund
                       Credit Suisse Small Cap Growth Portfolio

International Stock Funds

                       Horace Mann International Equity Fund
                       Fidelity VIP Overseas Portfolio SC 2

Balanced Fund

                       Horace Mann Balanced Fund

Bond Funds

                       Horace Mann Income Fund
                       Horace Mann Short-Term Investment Fund
                       Fidelity VIP High Income Portfolio SC 2
                       Fidelity VIP Investment Grade Bond Portfolio SC 2

This Prospectus sets forth the information an investor should know before investing and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2003. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile ("FAX") transmission to (217) 527-2307, or by telephoning (217) 789-2500 or (800)
999-1030 (toll-free). The Table of Contents of the Statement of Additional Information appears on page of this Prospectus.

The Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that HMLIC files electronically with the Securities and Exchange Commission.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

The date of this Prospectus is May 1, 2003.



Table of Contents                                                    Page
Definitions.......................................................
Summary...........................................................
Condensed Financial Information Horace Mann Life Insurance
Company, The Account and The Underlying Mutual Funds.............
Horace Mann Life Insurance Company................................
The Separate Account..............................................
The Underlying Funds Contract.....................................
Contract Owners' Rights...........................................
Purchasing the Contract...........................................
Purchase Payments.................................................
Amount and Frequency of Purchase Payments.........................
Allocation of Purchase Payments...................................
Accumulation Units and Accumulation Unit Value....................
Transactions......................................................
Transfers.........................................................
Dollar Cost Averaging.............................................
Rebalancing.......................................................
Changes to Purchase Payment Allocations...........................
Surrender or Withdrawal Before Commencement of Annuity Period.....
Deferment.........................................................
Confirmations.....................................................
Deductions and Expenses...........................................
Annual Maintenance Charge.........................................
Mortality and Expense Risk Fee....................................
Surrender Charges.................................................
Operating Expenses of the Underlying Funds........................
Premium Taxes.....................................................
Death Benefit Proceeds............................................
Income Payments...................................................
Income Payment Options............................................
Amount of Fixed and Variable Income Payments......................
Misstatement of Age...............................................
Modification of the Contract......................................

Tax Consequences......................................
Separate Account......................................
Contract Owners.......................................
Contributions.........................................
Distributions Under Non-Qualified Contracts...........
Penalty Tax...........................................
Voting Rights.........................................
Other Information.....................................
Additional Information................................
Appendix A............................................


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACTS OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFEROR SOLICITATION IN SUCH STATE.

Definitions

Accumulation Unit: A unit of measurement used to determine the value of a contract owner's interest in a subaccount before Income Payments begin.

Accumulation Unit Value: The value of an accumulation unit on any valuation date.

Annuitant: The recipient of Income Payments.

Annuity Period: The period during which Income Payments are made to the annuitant or the last surviving joint annuitant, if any.

Annuity Unit: A unit of measurement used in determining the amount of a variable income payment during the annuity period.

Certificate: Each participant under a group contract is issued a certificate summarizing the provisions of the contract and showing participation in the retirement plan adopted by the contract owner.

Contract: This Prospectus offers combination fixed and variable annuity contracts to individuals as single premium contracts and to both individuals and groups as flexible premium contracts. The term "contract" in this prospectus generally will be used to describe contracts issued to individuals and certificates issued to participants in a group plan.

Contract Owner: The individual or entity to whom the contract is issued. Under a group contract, all references to the contract owner will include the certificate owner in a group plan.


Contract Year: A year measured from the date a contract (or a certificate) was issued to an individual contract owner (or a participant) and each anniversary of this date.

Fixed Cash Value: The dollar value of the fixed account under the contract prior to the time annuity Income Payments begin.

Income Payments: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity provides a series of payments that will be substantially equal in amount throughout the annuity payout period. A fixed annuity does not participate in the investment experience of any subaccount. A variable annuity provides a series of payments that vary in amount depending upon the investment experience of the subaccount(s) selected by the contract owner.

Maturity Date: The date Income Payments begin. The individual contracts offered by this prospectus describe the criteria for determining maturity dates.

Mutual Fund(s): Open-end management investment companies in which the assets of the subaccount(s) will be invested. These companies are generally registered under the Investment Company Act of 1940.

Net Purchase Payment: The balance of each purchase payment received by HMLIC after deducting any applicable premium taxes, or the balance of any transfer amount from other subaccounts after applicable charges.

Participant: A person to whom a certificate showing participation under a group contract has been issued.

Scheduled Update: The date the contract investment period and current interest rate of the fixed account are updated.

Separate Account: Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and registered as a unit investment trust under the Investment Company Act of 1940.

Subaccount: A division of the Separate Account which invests in shares of the corresponding Underlying Fund.

Surrender Charge: (a contingent deferred sales charge) An amount kept by HMLIC if a withdrawal is made or if the contract is surrendered. The charge is intended to compensate HMLIC for the cost of selling the product.


Total Accumulation Value: the sum of the Fixed Cash Value and the Variable Cash Value prior to the time annuity Income Payments begin.

Variable: The values vary based on the investment performance of the subaccount(s) selected.

Variable Cash Value: The dollar value of the Separate Account investment options under the contract prior to the time annuity Income Payments begin.

Underlying Funds: All mutual funds listed in Appendix A that are available for investment by the Separate Account.

Valuation Date: The valuation date ends at 3:00 p.m. Central time or the close of the New York Stock Exchange ("NYSE") if earlier. No valuations are made for any day that the NYSE is closed.

Valuation Period: The period from the end of a valuation date to the end of the next valuation date, excluding the day the period begins and including the day it ends.

Summary

This summary is intended to provide a brief overview of the more significant aspects of the contract. Further information can be found in this Prospectus, the Separate Account Statement of Additional Information, and the contract. This Prospectus is intended to serve as a disclosure document for the variable portion of the contract(s) only. As used in this prospectus, "variable" means that values are based on the investment performance of the subaccount(s) selected. For information regarding the fixed portion, refer to theContract(s).

Detailed information about the Underlying Funds is contained in each Underlying Fund's Prospectus and in each Underlying Fund's Statement of Additional Information.

The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund's prospectus.

What is "the Separate Account"?

The Separate Account segregates assets dedicated to the variable portion of the combination fixed and variable contracts offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of subaccounts, each investing in shares of a corresponding Underlying Fund.

Who may purchase a Horace Mann Annuity offered by this Prospectus?

Individuals may purchase the combination fixed and variable flexible premium annuity and the single premium plan. The contracts offered by this prospectus are designed to provide non-qualified retirement annuities.

The contract is offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. ("HM Investors"). In addition, the contract may be offered and sold through independent agents and other broker/dealers. HM Investors is a broker/dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of the National Association of Securities Dealers, Inc. ("NASD").

What are my investment choices?

You may have money allocated to or invested in no more than 22 subaccounts at any one time.

(a) Separate Account

Includes subaccounts each of which invests in one of the following Underlying
Funds:

Large Company Stock Funds
      Large Blend
              JPMorgan U.S. Disciplined Equity Portfolio
              Fidelity VIP Growth & Income Portfolio SC 2
              Fidelity VIP Index 500 Portfolio SC 2

      Large Growth

                       Fidelity VIP Growth Portfolio SC 2
                       Alliance Premier Growth Portfolio

            Large Value
                       Horace Mann Equity Fund
                       Horace Mann Socially Responsible Fund
                       Davis Value Portfolio

Mid-Size Company Stock Funds
            Mid Blend
                       Fidelity VIP Mid Cap Portfolio SC 2

            Mid Growth
                       Putnam VT Vista Fund (IB Shares)
                       Strong Mid Cap Growth Fund II

            Mid Value
                       Strong Opportunity Fund II

Small Company Stock Funds
            Small Growth
                       Horace Mann Small Cap Growth Fund
                       Credit Suisse Small Cap Growth Portfolio

International Stock Funds
                       Horace Mann International Equity Fund
                       Fidelity VIP Overseas Portfolio SC 2

Balanced Fund
                       Horace Mann Balanced Fund

Bond Funds
                       Horace Mann Income Fund
                       Horace Mann Short-Term Investment Fund
                       Fidelity VIP High Income Portfolio SC 2
                       Fidelity VIP Investment Grade Bond Portfolio SC 2

(b) Fixed Account (See the Contract)

When can I transfer between accounts?

At any time before the contract's maturity date, amounts may be transferred from one subaccount to another, and to and from the fixed account of the contract. Transfers from the fixed account of the contract into a subaccount could be subject to certain charges if the transferred amount is withdrawn or surrendered For complete details see "The Contract--Transactions--Transfers."

May I withdraw all or part of the contract value before the Maturity Date?

Unless restricted by the Internal Revenue Code ("IRC"), a contract owner may at any time before the maturity date surrender his or her contract in whole or withdraw in part for cash. Each surrender or partial withdrawal is processed on the basis of the value of an accumulation unit of the subaccount(s) from which the value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to surrender charges as described in "Deductions and Expenses--Surrender Charges."

What are the charges or deductions?

Contracts may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.

A mortality and expense risk fee (M&E Fee), is deducted from the Separate Account. This fee is computed on a daily basis and will not exceed an annual rate of 1.25% of the daily net assets of the Separate Account.

A fixed annual maintenance charge that may not exceed $25 is assessed against the contract on each anniversary, unless the contract value equals or exceeds $10,000, in which case such charge is waived.

No deduction for sales expense is charged on purchase payments, but a decreasing surrender charge is assessed against certain withdrawals and surrenders. The charge is taken from the contract owner's value in the subaccount(s) from which the withdrawal is made. See "The Contract--Transactions--Surrender or Withdrawal Before Commencement of Annuity Period."

What are the federal income tax consequences of investing in this contract?

The IRC provides penalties for premature distributions under various investment plans. See "Tax Consequences." This contract might not be suitable for short-term investment. See "The Contract--Transactions--Surrender or Withdrawal Before Commencement of Annuity Period."

If I receive my contract and am dissatisfied, may I return it?

Subject to various state insurance laws, generally the contract owner may return the contract to HMLIC within 15 to 30 days of receipt of the contract. HMLIC will refund the greater of the premium contributions or the market value of the assets purchased by payments paid to the Separate Account as of the date the request was received less any taxes, if applicable.

When can I begin receiving income payments, and what options are available?

Payments will begin on the maturity date set by the terms of your contract. Variable Income Payments are made in monthly installments. An optional maturity date and various income payment options are available under the contract.

Income payments may be fixed or variable or a combination of fixed and variable payments. The following options are available for receiving Income Payments:

Life Annuity with or without Certain Period, Joint and Survivor Life Annuity, Income for Fixed Period, Income for Fixed Amount, and Interest Income Payments.


Table of Annual Operating Expenses


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted. To determine the contract you own, look in the bottom left hand corner of your contract for the form number. This is the number referenced below the product name in the following tables. If you are in the process of purchasing a contract, ask your registered representative which contract you are purchasing.



Horace Mann Life Insurance Company Separate Account
Contract Owner Transaction Expenses:/(1)/

                                                                                          Variable       Variable
                        Annuity          Annuity          Annuity                        Retirement     Retirement
                      Alternatives   Alternatives 2    Alternatives 2   New Solutions     Annuity         Annuity
                      (IC-408000)      (IC-437000)      (IC-438000)      (IC-441000)    (IC-417000)     (IC-418000)
Sales Load Imposed
on Purchases (as a
percentage of
purchase payments)

Deferred Sales Load
(as a percentage of
purchase payments
or amount
surrendered, as
applicable)

Surrender Fees (as
a percentage of
amount surrendered,
if applicable)

Exchange Fee

/(1)/ Premium taxes, currently ranging between 0% and 3.5%, are not included. The rate of the premium tax varies depending upon the state of residence, and not all states impose premium taxes. Taxes are deducted at the time of purchase.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Underlying Fund fees and expenses.

                                                                                         Variable       Variable
                        Annuity          Annuity          Annuity                       Retirement     Retirement
                      Alternatives   Alternatives 2    Alternatives 2   New Solutions     Annuity        Annuity
                      (IC-408000)      (IC-437000)      (IC-438000)      (IC-441000)    (IC-417000)    (IC-418000)
Annual Contract Fee

   Separate
Account Annual
Expenses (as a
percentage of
average account
value)

   Mortality and
Expense Risk Fees

   Account Fees
and Expenses

   Total Separate
Account Annual
Expenses

The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the contract. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund.

--------------------------------------------------------------------------------
Total Annual Underlying Funds Operating Expenses       Minimum          Maximum
--------------------------------------------------------------------------------
(expenses that are deducted from Underlying
Fund assets, including management fees,
distribution and/or service (12b-1) fees,
and other expenses)                                          %                 %
--------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, Separate Account annual expenses, and Underlying Fund fees and expenses.

 The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Underlying Funds as of December 31, 2002. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        Annuity Alternatives (IC-408000)
If you surrender your contract at the end of the applicable time period:

--------------------------------------------------------------------------------
       1 year              3 years              5 years               10 years
--------------------------------------------------------------------------------
$                  $                   $                      $
--------------------------------------------------------------------------------

If you annuitize at the end of the applicable time period or do not surrender your contract:

--------------------------------------------------------------------------------
       1 year              3 years              5 years               10 years
--------------------------------------------------------------------------------
$                  $                   $                      $
--------------------------------------------------------------------------------

                Annuity Alternatives 2 (IC-437000 and IC-438000)
If you surrender your contract at the end of the applicable time period:
--------------------------------------------------------------------------------
       1 year              3 years              5 years               10 years
--------------------------------------------------------------------------------
$                  $                   $                      $
--------------------------------------------------------------------------------

If you annuitize at the end of the applicable time period or do not surrender your contract:

--------------------------------------------------------------------------------
       1 year              3 years              5 years               10 years
--------------------------------------------------------------------------------
$                  $                   $                      $
--------------------------------------------------------------------------------

                            New Solutions (IC-441000)
If you surrender your contract at the end of the applicable time period:

--------------------------------------------------------------------------------
       1 year              3 years              5 years               10 years
--------------------------------------------------------------------------------
$                  $                   $                      $
--------------------------------------------------------------------------------

If you annuitize at the end of the applicable time period or do not surrender your contract:

--------------------------------------------------------------------------------
       1 year              3 years              5 years               10 years
--------------------------------------------------------------------------------
$                  $                   $                      $
--------------------------------------------------------------------------------

              Variable Retirement Annuity (IC-417000 and IC-418000)
If you surrender your contract at the end of the applicable time period:

--------------------------------------------------------------------------------
       1 year              3 years              5 years               10 years
--------------------------------------------------------------------------------
$                  $                   $                      $
--------------------------------------------------------------------------------

If you annuitize at the end of the applicable time period or do not surrender your contract:

--------------------------------------------------------------------------------
       1 year              3 years              5 years               10 years
--------------------------------------------------------------------------------
$                  $                   $                      $
--------------------------------------------------------------------------------


Condensed Financial Information

The following information is taken from the Separate Account financial statements and is covered by the report of the Separate Account Independent Auditors. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. The Horace Mann Small Cap Growth Fund, Horace Mann International Equity Fund and Horace Mann Socially Responsible Fund each commenced operations on March 10, 1997. The other Underlying Funds were added to the Separate Account on August 9, 2000.

                                                           Accumulation   Accumulation   # Units
                                                            Unit Value     Unit Value  Outstanding
                                                 Year      Beginning of      End of       End of
Subaccount                                      Ended         Period         Period       Period
----------                                     --------      ---------      ---------  -----------

JPMorgan U.S. Disciplined Equity Portfolio     12/31/02  $              $
                                               12/31/01         14.90          12.97     431,258
                                               12/31/00         17.33*         14.90     123,796

Fidelity VIP Growth & Income Portfolio         12/31/02  $              $
                                               12/31/01         15.20          13.67     230,640
                                               12/31/00         16.03*         15.20      53,980

Fidelity VIP Index 500 Portfolio               12/31/02  $              $
                                               12/31/01        148.95         128.86      93,943
                                               12/31/00        171.04*        148.95      32,999

Fidelity VIP Growth Portfolio SC 2             12/31/02  $              $
                                               12/31/01         43.48          35.28     404,152
                                               12/31/00         53.82*         43.48     161,937

Alliance Premier Growth Portfolio              12/31/02   $              $
                                               12/31/01           31.81         25.94       357,364
                                               12/31/00           41.57*        31.81       130,232

Horace Mann Equity Fund                        12/31/02   $              $
                                               12/31/01           20.82         19.70    17,361,722
                                               12/31/00           22.10         20.82    18,713,068
                                               12/31/99           22.97         22.10    23,693,305
                                               12/31/98           21.62         22.97    24,141,182
                                               12/31/97           17.74         21.62    21,736,131
                                               12/31/96           14.33         17.74    18,086,814
                                               12/31/95           10.88         14.33    14,363,155
                                               12/31/94           11.03         10.88    12,072,982
                                               12/31/93            9.32         11.03     9,489,678
                                               12/31/92            8.62          9.32     8,041,878


Horace Mann Socially Responsible Fund          12/31/02   $              $
                                               12/31/01           14.96         13.70     4,970,814
                                               12/31/00           13.92         14.96     4,767,452
                                               12/31/99           13.00         13.92     3,893,389
                                               12/31/98           12.00         13.00     2,430,089
                                               12/31/97            9.85         12.00       698,226


Davis Value Portfolio                          12/31/02   $              $
                                               12/31/01           11.08          9.80       333,527
                                               12/31/00           11.58*        11.08       134,363


Fidelity VIP Mid Cap Portfolio SC 2            12/31/02   $              $
                                               12/31/01           20.25         19.31       551,984
                                               12/31/00           20.11*        20.25       231,555


Putnam VT Vista Fund (IB Shares)               12/31/02   $              $
                                               12/31/01           19.52         12.82       326,406
                                               12/31/00           25.13*        19.52       146,933

Strong Mid Cap Growth Fund II                  12/31/02   $              $
                                               12/31/01           25.76         17.61       279,260
                                               12/31/00           35.99*        25.76       131,868

Strong Opportunity Fund II                     12/31/02   $              $

                                                  12/31/01        27.60      26.24        169,801
                                                  12/31/00        28.55*     27.60         47,165

Horace Mann Small Cap Growth Fund                 12/31/02  $             $
                                                  12/31/01        17.54      12.16      4,399,005
                                                  12/31/00        19.92      17.54      4,284,826
                                                  12/31/99        11.61      19.92      2,619,220
                                                  12/31/98        11.10      11.61      2,103,641
                                                  12/31/97         9.59      11.10      1,284,537

C.S. Small Cap Growth Portfolio                   12/31/02  $             $
                                                  12/31/01        21.37      17.73        165,082
                                                  12/31/00        27.32*     21.37         76,760

Horace Mann International Equity

Fund                                              12/31/02  $             $
                                                  12/31/01        14.39      10.47      2,935,800
                                                  12/31/00        17.67      14.39      2,650,938
                                                  12/31/99        11.72      17.67      1,187,606
                                                  12/31/98         9.98      11.72        696,337
                                                  12/31/97         9.74       9.98        464,676

Fidelity VIP Overseas Portfolio SC 2              12/31/02  $             $
                                                  12/31/01        19.91      15.50        209,742
                                                  12/31/00        23.13*     19.91         70,810

Horace Mann Balanced Fund                         12/31/02  $             $
                                                  12/31/01        17.36      17.39     16,254,478
                                                  12/31/00        17.41      17.36     17,553,416
                                                  12/31/99        17.83      17.41     22,621,955
                                                  12/31/98        16.78      17.83     23,286,358
                                                  12/31/97        14.28      16.78     22,095,620
                                                  12/31/96        12.22      14.28     20,098,949
                                                  12/31/95         9.75      12.22     17,804,536
                                                  12/31/94         9.97       9.75     15,666,817
                                                  12/31/93         8.75       9.97     12,523,123
                                                  12/31/92         8.18       8.75      9,923,804


Horace Mann Income Fund                           12/31/02  $            $
                                                  12/31/01        13.27      14.29        936,292
                                                  12/31/00        12.34      13.27        827,539
                                                  12/31/99        12.70      12.34      1,034,296
                                                  12/31/98        11.90      12.70      1,060,399

                                                   12/31/97        11.02      11.90      784,296
                                                   12/31/96        10.78      11.02      942,068
                                                   12/31/95         9.49      10.78      938,069
                                                   12/31/94         9.85       9.49      945,569
                                                   12/31/93         9.23       9.85      921,322
                                                   12/31/92         8.73       9.23      794,155

Horace Mann Short-Term Investment
Fund                                               12/31/02  $            $
                                                   12/31/01        10.42      10.83      237,129
                                                   12/31/00         9.97      10.42      205,055
                                                   12/31/99         9.64       9.97      132,903
                                                   12/31/98         9.30       9.64      120,651
                                                   12/31/97         8.97       9.30      122,530
                                                   12/31/96         8.65       8.97      125,251
                                                   12/31/95         8.34       8.65      110,931
                                                   12/31/94         8.13       8.34      125,199
                                                   12/31/93         8.03       8.13      132,076
                                                   12/31/92         7.88       8.03      124,797

Fidelity VIP High Income Portfolio SC 2            12/31/02  $            $
                                                   12/31/01         8.15       7.09       57,319
                                                   12/31/00         9.77*      8.15       32,064

Fidelity VIP Investment Grade Bond
Portfolio SC2                                      12/31/02  $            $
                                                   12/31/01        12.54      13.39      283,612
                                                   12/31/00        11.98*     12.54       24,851

*Inception price on date Underlying Fund was added to the Separate Account, as shown on page.

Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657,Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (217) 527-2307, or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free).

From time to time the Separate Account may advertise total return for the subaccount. Total return may be used for all subaccounts. Total return performance figures represent past performance and are not intended to indicate future performance. Investment return and the principal value of an investment may fluctuate. A contract owner's shares, when redeemed, may be worth more or less than their original cost. Total return for periods of one year or more is computed by finding the average annual compounded rate of return that would equate the initial amount invested to the ending redeemable value.

All charges shown in the Table of Annual Operating Expenses (except the annual maintenance charge and any applicable premium tax) are reflected in the calculations of the performance figures. Because the mean contract value exceeds $10,000, the annual maintenance charge of $25 has not been deducted. However, contracts with a value of less than $10,000 would be subject to the annual maintenance fee, which would reduce performance. Total return may be calculated to reflect the fact that certain expenses have been reimbursed or waived. In addition, total return calculations assume redemption at the end of the stated period and, therefore reflect the applicable surrender charge. However, comparative figures may be presented that do not assume redemption.

Horace Mann Life Insurance Company,
The Separate Account and
The Underlying Funds

Horace Mann Life Insurance Company

HMLIC located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 ("HMLIC's Home Office"), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the NYSE.

The Separate Account

On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account and each subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each subaccount are credited to or charged against the amounts allocated to that subaccount in accordance with the terms of the contracts without regard to other income, gains or losses of the remaining subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the contracts, including the promise to make Income Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC's assets are available to meet its obligations and expenses under the contracts. While HMLIC is obligated to make payments under the contracts, the amounts of variable Income Payments are not guaranteed since the payment amounts fluctuate in accordance with the performance of the subaccounts.

The Separate Account is divided into subaccounts. HMLIC uses the assets of each subaccount to buy shares of the Underlying Funds based on contract owner instructions.

The Underlying Funds

The Underlying Funds are listed in Appendix A along with their primary investment objectives and a description of the adviser to each Underlying Fund. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read in conjunction with this prospectus before investing. A copy of each prospectus may be obtained without charge from HMLIC by calling 1-800-999-1030, sending a telefacsimile transmission to (217) 527-2307 or writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657. You may also access the prospectus on HMLIC's website at www.horacemann.com in the "Retirement Planning" link.

The Contract

Contract Owners' Rights

A Contract may be issued on a non-qualified basis. Non-qualified contracts are subject to certain tax restrictions. See "Tax Consequences." Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the contract owner may exercise all privileges of ownership, as defined in the contract, without the consent of any other person. These privileges include the right during the period specified in the contract to change the beneficiary designated in the contract, to designate a payee and to agree to a modification of the contract terms.

This prospectus describes only the variable portions of the contract. On the maturity date, the contract owner has certain rights to acquire fixed annuity payout options. See the contract for details regarding fixed Income Payments.

Purchasing The Contract

The contract is offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the contract may be offered and sold through independent agents and other broker/dealers. HMLIC has entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker/dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of the NASD and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker/dealers. Sales commissions range from 1.00% to 6.75% of purchase payments received.

In order to purchase a contract offered by this prospectus, an applicant must complete an application bearing all requested signatures and a properly endorsed suitability questionnaire.

Applications for contracts are to be sent to HMLIC's Home Office. If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. The initial purchase payment will be held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days HMLIC will return the initial purchase payment, unless otherwise directed by the applicant.

Purchase Payments

Amount and Frequency of Purchase Payments--Purchase payments will be applied at the applicable accumulation unit value next determined following receipt in good form. See the "Individual Product Information" section for the minimum purchase payment of your product.

Allocation of Purchase Payments--All or part of the net purchase payments made may be allocated to one or more subaccounts. The minimum purchase payment amount allocated to any subaccount in any given contract year must equal or exceed $100. A request to change the allocation of purchase payments will be effective on the first valuation date following receipt of the request by HMLIC's Home Office.

Accumulation Units and Accumulation Unit Value--Purchase payments are credited on the basis of accumulation unit value. The number of accumulation units purchased by net purchase payments is determined by dividing the dollar amount credited to each subaccount by the applicable accumulation unit value next determined following receipt of the payment by HMLIC. The value of an accumulation unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges.

Accumulation units are valued on each valuation date. The accumulation unit value for each subaccount was established on the date and for the value indicated below. The date for the Horace Mann Equity, Balanced, Income, and Short-Term Investment funds refers to the date Wellington Management Co., LLP became their investment adviser.

                                                       Accumulation
Subaccount                                   Date       Unit Value
----------                                 --------    ------------

J. P. Morgan U.S. Disciplined
Equity Portfolio                           09/05/00        $17.33
Fidelity VIP Growth & Income
Portfolio                                  09/05/00         16.03
Fidelity VIP Index 500 Portfolio           09/05/00        171.04
Fidelity VIP Growth Portfolio              09/05/00         53.82
Alliance Premier Growth Portfolio          09/05/00         41.57
Horace Mann Equity Fund                    11/01/89          7.11
Horace Mann Socially
Responsible Fund                           03/10/97          9.85
Davis Value Portfolio                      09/05/00         11.58
Fidelity VIP Mid Cap Portfolio             09/05/00         20.11
Putnam VT Vista Fund                       09/05/00         25.13
Strong Mid Cap Growth Fund II              09/05/00         35.99
Strong Opportunity Fund II                 09/05/00         28.55

Horace Mann Small Cap Growth
Fund                                                 03/10/97     9.59
C.S. Small Cap Growth Portfolio                      09/05/00    27.32
Horace Mann International
Equity Fund                                          03/10/97     9.74
Fidelity VIP Overseas Portfolio                      09/05/00    23.13
Horace Mann Balanced Fund                            11/01/89     6.71
Horace Mann Income Fund                              11/01/89     7.17
Horace Mann Short-Term
Investment Fund                                      11/01/89     6.99
Fidelity VIP High Income
Portfolio                                            09/05/00     9.77
Fidelity VIP Investment Grade
Bond Portfolio                                       09/05/00    11.98


Transactions

Transfers--Amounts may be transferred from one subaccount to another, and to and from the fixed account of the contract, prior to the maturity date. You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the subaccount(s), whichever is less.

A contract owner may elect to transfer funds between subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling (800)999-1030 or by accessing HMLIC's website at www.horacemann.com and looking in the "Retirement Planning " section. Telefacsimile (FAX) transmissions of the request also will be accepted if sent to (217) 527-2307.

Depending on the means used to request a transfer, the request must: (1) be signed by the contract owner, or for telephone and website transactions, be made by the contract owner, (2) include the name of the contract owner and the contract number, and (3) specifically state the dollar amount, a whole percentage or the number of accumulation units to be transferred. The request also must specify the subaccounts from which and to which the transfer is to be made. Transfers are effective on the first valuation date following receipt of the request by HMLIC's Home Office. See "Other Information--Forms Availability."

Dollar Cost Averaging--Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar-cost-averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar-cost-averaging. You may select from a 3 month, 6 month or 12 month period to complete the dollar-cost-averaging program. You may transfer value from one existing investment option into as many as 10 other investment options. You may request dollar cost averaging by the same means as described above for transfers.

The transfers will begin on the first valuation date following receipt of the request in HMLIC's Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29/th/, 30/th/ or 31/st/ of the month, all subsequent transfers will be processed as of the 28th of the month. If you should decide to cancel an existing dollar-cost-averaging program, you must notify HMLIC's Home Office either in writing or by calling (800) 999-1030 or by telefacsimile (FAX) transmission to
(217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Retirement Planning" section.

Because the values of the subaccounts from which the transfers occur may decrease over time, the dollar-cost-averaging program may conclude earlier than scheduled. In addition the last dollar-cost-averaging transfer may be for less than all prior transfers. Finally, the value of a subaccount may increase and result in a balance remaining at the end of the period selected.

All requests must identify the contract owner's name and contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

Rebalancing--Rebalancing is the periodic adjusting of investment option balances to maintain a pre-established asset allocation strategy. Rebalancing can occur quarterly, semi-annually or annually. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the contract owner. You may request a rebalancing of your portfolio either once or on a periodic basis.

For periodic rebalancing requests, you may select from a quarterly, semiannual or annual period. You may rebalance your portfolio value into as many as 10 other investment options. You may request rebalancing by the same means as described above for transfers.

Rebalancing will begin on the first valuation date following receipt of the request in HMLIC's Home Office. For periodic rebalancing requests, subsequent rebalancing of your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29/th/, 30/th/ or 31/st/ of the month, all subsequent rebalancing of your portfolio will be processed as of the 28/th/ of the month. If you should decide to cancel an existing rebalancing program, you must notify HMLIC's Home Office either in writing or by calling (800) 999-1030 or by telefacsimile (FAX) transmission to
(217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Retirement Planning" section.

All requests must identify the contract owner's name and contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

Changes to Purchase Payment Allocations--A contract owner may elect to change the allocation of future net purchase payments at any time by mailing a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling (800) 999-1030 or by accessing HMLIC's website at www.horacemann.com and looking in the "Retirement Planning " section. Telefacsimile ("FAX") transmissions of the request also will be accepted if sent to (217) 527-2307. Depending on the means used to request a change, the request must: (1) be signed by the contract owner, or for telephone and website transactions, be made by the contract owner, (2) include the contract owner's name and contract number, and (3) specify the new allocation percentage for each subaccount (in whole percentages). Allocations made to the fixed portion of the contract or to one or more subaccounts must total 100%. HMLIC reserves the right to restrict the minimum purchase payment amount allocated to any subaccount in any given contract year to $100. Changes in allocation instructions are effective on the first valuation date following receipt of the request by HMLIC's Home Office. See "Other Information--Forms Availability."

Surrender or Withdrawal Before Commencement of Annuity Period--If not restricted by the IRC, a contract owner may surrender the contract in whole or withdraw in part for cash before Income Payments begin. Any partial withdrawal is subject to a $100 minimum and may not reduce the contract owner's interest in a subaccount to less than $100.

The surrender or partial withdrawal value (rollover, exchange, etc.) is determined on the basis of the accumulation unit value next computed following the receipt of a valid request for surrender or partial withdrawal in HMLIC's Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the contract owner. These consequences include current taxation of payments received, and may include penalties resulting from premature distribution. See "Tax Consequences."

A contract owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, written request to Horace Mann Life Insurance Company at HMLIC's Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A partial withdrawal request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will be accepted if the proceeds are sent to the contract owner and the request is sent to
(217)527-2307. A surrender request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will not be accepted. See "Tax Consequences" and "Other Information--Forms Availability."

Partial withdrawals and surrenders will be processed either on a date specified by you in a request, provided the date specified occurs on or after receipt of the request at HMLIC's Home Office, or on the first valuation date following receipt of a valid request at HMLIC's Home Office.

For your protection, we will send a confirmation letter on all address changes. If you have requested an address change within 15 days prior to your surrender or withdrawal request, we will hold your request until we have acquired confirmation of the correct address. Upon receipt of your confirmation of the address, we will consider the surrender or withdrawal request to be received in good form.

Surrenders and partial withdrawals from any variable subaccount are subject to the surrender charges shown in the "Individual Product Information" section.

HMLIC surrender charges are applied to the withdrawals based on the effective date of the contract and not on the date the purchase payment is paid.

Any request for partial withdrawal, where the withdrawal is subject to a surrender charge, will be increased by the amount of the surrender charge. For example, a request to withdraw $3,000 at a 4% surrender charge on cash value will require a withdrawal of $3,125. This withdrawal represents a cash distribution of $3,000 and a surrender charge of $125. Any taxes withheld will reduce the dollar amount of the distribution.

The surrender charge is assessed on the basis of the amount surrendered or withdrawn from the subaccount(s), but will never exceed 9% of net purchase payment(s) to a subaccount during the lifetime of the contract. For example, if a contract owner's subaccount value is $12,000 and net purchase payments to date equal $10,000 and the contract owner withdraws $2,000 (i.e., one sixth of the subaccount value), then the surrender charge may not exceed 9% of $1,666.66 (one sixth of the purchase payment(s) to which the withdrawal relates).

If premium taxes are deducted prior to surrender or partial withdrawal, any reduction of HMLIC's premium tax liability due to the surrender or partial withdrawal will be to HMLIC's benefit.

Deferment--HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence Income Payments. The value of the contract is determined as of the valuation date on which a valid request is received. However, determination of contract value and processing the transaction may be deferred for (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any emergency period when it is not reasonably practicable to sell securities or fairly determine accumulation unit values or annuity unit values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Separate Account.

Confirmations--HMLIC mails written confirmations of purchase payments to contract owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals, and surrenders are mailed to contract owners within seven calendar days of the date the transaction occurred.

If a contract owner believes that the confirmation statement contains an error, the contract owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307, or by telephoning (217) 789-2500 or (800)
999-1030 (toll free).

Deductions and Expenses

Annual Maintenance Charge--An annual maintenance charge of no more than $25 is deducted from each contract on the contract anniversary date unless the contract value equals or exceeds $10,000. The annual maintenance charge is deducted from the subaccount containing the greatest dollar amount or from the fixed portion of the contract when none of the variable subaccount(s) have any value.

The annual maintenance charge may be taken, in whole or in part, in the event of a complete surrender. The annual maintenance charge ceases when Income Payments begin.

The annual maintenance charge is intended to reimburse HMLIC for actual expenses incurred in administering the contract. HMLIC does not expect to profit from such annual maintenance charge and assumes the risk that this annual maintenance charge may be insufficient to cover the actual costs of administering the contract. See the "Individual Product Information" section for the maintenance charge on your contract.

Mortality and Expense Risk Fee ("M&E Fee")--For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Account. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis. See the "Individual Product Information" section for the M&E Fee on your contract.

Surrender Charges--If not restricted by the IRC, a contract owner may surrender the contract in whole or withdraw in part for cash before Income Payments begin. Surrender charges are specific to your contract. See the "Individual Product Information" section for the surrender charge on your contract.

For further information regarding surrender or partial withdrawals see "Surrender or Withdrawal Before Commencement of Annuity Period."

Operating Expenses of the Underlying Funds--There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund's prospectus.

Premium Taxes--Certain state and local governments levy a premium tax, presently ranging from 0 to 3.5%, on the amount of purchase payments made under this contract. The premium tax, if any, is deducted when purchase payments are received.

Death Benefit Proceeds

If a contract owner dies before the maturity date, a death benefit will be paid to the beneficiary designated by the contract owner. Additional information about the death benefit of a specific contract is located in the "Individual Product Information" section. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate and a completed claimant's statement.

All or part of the death benefit proceeds may be paid to the beneficiary under one of the income payment options described under "Income Payments--Income Payment Options." If the form of income payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary's estate. Any part of a contract owner's interest payable to a minor child will be paid to the child's legal guardian for the benefit of the child.

Income Payments

The contract provides for fixed or variable income payment options or a combination of both. The contract owner may elect to have Income Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Income Payments a properly completed request form must be received in HMLIC's Home Office. The request will be processed so that the Income Payments begin as of the first of the month following the month of receipt unless a later date is requested and approved by HMLIC. If a fixed payment option is elected, the Separate Account value will be transferred to the fixed account on the date the request is received in HMLIC's Home Office. In addition, if a variable payment is elected, any money in the fixed account will be transferred to the Separate Account on the date we receive the request in HMLIC's Home Office. Your purchase payment allocation(s) will be changed to the fixed account or Separate Account, depending on the payment option elected. Generally, at the time an income payment option is selected, a contract owner must elect whether to withhold for federal and state income taxes. See "Other Information--Forms Availability" and "Tax Consequences."


In general, the longer Income Payments are guaranteed, the lower the amount of each payment. Fixed Income Payments are paid in monthly, quarterly, semi-annual & annual installments. Variable Income Payments are paid only on a monthly basis. If the contract value to be applied under any one fixed or variable income payment option is less than $2,000 or if the option chosen would provide Income Payments less than $20 per month at the maturity date, then the contract value may be paid in a lump sum.

Income Payment Options

The following income payment options are available on a variable basis unless otherwise stated.

Life Annuity with or without Period Certain--The life option guarantees Income Payments for the lifetime of the annuitant. If a certain period is selected (5, 10, 15 or 20 years) and the annuitant dies before the end of the period, Income Payments are guaranteed to the beneficiary until the end of the period selected. If no beneficiary is living at the time of the annuitant's death, the present value, if any, of the remaining certain period payments will be paid in a single sum to the estate of the annuitant. Under the life without period certain option, it is possible that only one income payment may be made if the annuitant's death occurred before the due date of the second income payment. This option usually provides the largest Income Payments. The annuitant cannot make unscheduled withdrawals or change to another option after the first income payment has been made.

Joint and Survivor Life Annuity--This life only option provides lifetime Income Payments during the lifetimes of two annuitants. After one annuitant dies, the Income Payments will continue during the lifetime of the survivor based on the survivor percentage elected (i.e., 100%, 50%, etc.). The Income Payments cease after the last payment paid prior to the survivor's death. It could be possible for only one payment to be made under this option if both annuitants die before the due date of the second payment. The annuitants cannot make unscheduled withdrawals or change to another income option after the first income payment has been made.

Income for Fixed Period--This option provides Income Payments for a fixed period not less than one year nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the annuitant. Upon the annuitant's death, the beneficiary will be paid the remaining Income Payments due, if any. If no beneficiary is living at the time of the annuitant's death, the present value, if any, of the remaining Income Payments will be paid in a lump sum to the estate of the annuitant. The annuitant has the right to change to another income option or make unscheduled withdrawals subject to surrender penalties, if applicable, from the remaining present value, subject to IRC requirements. To determine the surrender penalty rate, contract years are counted from the original effective date of the accumulation contract. Refer to the "Individual Product Information" section for the appropriate rate. This option is available on a fixed payment basis only.

Income for Fixed Amount--This option provides payments of a fixed amount until the account value, with interest, has been paid; however, payments may not extend beyond the life expectancy of the annuitant. Upon the annuitant's death, the beneficiary will be paid the remaining Income Payments due, if any. If no beneficiary is living at the time of the annuitant's death, the present value, if any, of the remaining Income Payments will be paid in a lump sum to the estate of the annuitant. The annuitant has the right to change to another income option or make unscheduled withdrawals subject to surrender penalties, if applicable, from the remaining present value, subject to IRC requirements. To determine the surrender penalty rate, contract years are counted from the original effective date of the accumulation contract. Refer to the " Individual Product Information" section for the appropriate rate. This option is available on a fixed payment basis only.

Interest Income Payments--This option provides Income Payments based on interest earned from the proceeds of the contract, at a rate determined by HMLIC, but never less than the annual guaranteed interest rate. Interest will be credited at the end of each payment period. The annuitant may elect another income option at the end of any payment period, or may withdraw the contract value in whole or in part upon written request subject to surrender penalties if applicable. The request must be made prior to the end of the period that the annuitant agreed to receive Income Payments. This option is available on a fixed payment basis only.

Other Income Options--If the annuitant does not wish to elect one or more income payment options, the annuitant may:

        a)   receive the proceeds in a lump sum, or
        b)   leave the contract with HMLIC, or
        c)   select any other option that HMLIC makes available.

Amount of Fixed And Variable Income Payments

In general, the dollar amount of Income Payments under the contract depends on contract value. Contract value equals the value of the fixed portion of the contract plus the value of each subaccount. The value of each subaccount is determined by multiplying the number of accumulation units credited to each subaccount within the contract by its respective accumulation unit value. Contract value may be more or less than the amount of net purchase payments allocated to the contract.

Fixed Income Payments--The amount of each payment under a fixed income payment option is determined from the guaranteed income option tables in the contract. These tables show the monthly payment for each $1,000 of contract value allocated to provide a guaranteed fixed income payment. These payments will not change regardless of investment, mortality or expense experience. Higher Income Payments may be made at the sole discretion of HMLIC.

Variable Income Payments--The amount of the first monthly variable income payment is determined from the guaranteed income option tables in the contract. The tables show the amount of the income payment for each $1,000 of value allocated to provide Income Payments. The income option tables vary with the form of income option payment selected and adjusted age of the annuitant(s).

The first monthly variable income payment is used to calculate the number of variable annuity units for each subsequent monthly income payment. The number of variable annuity units remains constant over the payment period except when a joint and survivor option is chosen. The number of variable annuity units will be reduced upon the death of either annuitant to the survivor percentage elected.

The amount of monthly Income Payments following the first variable income payment varies from month to month to reflect the investment experience of each subaccount funding those payments. Income payments are determined each month by multiplying the variable annuity units by the applicable variable annuity unit value at the date of payment. The variable annuity unit value will change between valuation dates to reflect the investment experience of each subaccount.

Assumed Interest Rate--The selection of an assumed interest rate affects both the first monthly variable income payment and the pattern of subsequent payments. One divided by the sum of the assumed interest rate and the mortality and expense risk charge, adjusted to a monthly rate, is the investment multiplier. If the investment performance of a subaccount funding variable Income Payments is the same as the investment multiplier, the monthly payments will remain level. If its investment performance exceeds the investment multiplier, the monthly payments will increase. Conversely, if investment performance is less than the investment multiplier, the payments will decrease. See the "Individual Product Information" section for the assumed interest rate for your contract.

Annuity Unit Value--The variable annuity unit value for the Horace Mann Equity Fund, Horace Mann Balanced Fund and Horace Mann Income Fund subaccounts was set at $10.00 as of the date amounts first were allocated to provide Income Payments. The variable annuity unit value for the following subaccounts is established at $10.00; however, no Income Payments have been paid from these subaccounts:

JPMorgan U.S. Disciplined Equity Portfolio
Fidelity VIP Growth and Income Portfolio
Fidelity VIP Index 500 Portfolio
Fidelity VIP Growth Portfolio
Alliance Premier Growth Portfolio
Horace Mann Socially Responsible Fund
Davis Value Portfolio
Fidelity VIP Mid Cap Portfolio
Putnam VT Vista Fund (IB Shares)
Strong Mid Cap Growth Fund II
Strong Opportunity Fund II
Horace Mann Small Cap Growth Fund
C.S. Small Cap Growth Portfolio
Horace Mann International Equity Fund
Fidelity VIP Overseas Portfolio
Horace Mann Short-Term Investment Fund
Fidelity VIP High Income Portfolio
Fidelity VIP Investment Grade Bond Portfolio

The Accumulation unit value of a subaccount for any valuation period is equal to:

   . the net asset value of the corresponding underlying Fund attributable to the accumulation units at the end of the valuation period;
   . plus the amount of any income or capital gain distributions made by the Fund underlying during the valuation period;
   . minus the dollar amount of the mortality and expense risk charge we deduct for each day in the valuation period;
   . divided by the total number of accumulation units outstanding at the end of the valuation period.

Misstatement of Age

If the age of the annuitant has been misstated, any income payment amount shall be adjusted to reflect the correct age. If the Income Payments were too large because of a misstatement of age, HMLIC will deduct the difference with interest, at an effective annual interest rate of 6%, from future payments until totally repaid. If the Income Payments were too small, HMLIC will add the difference with interest, at an effective annual interest rate of 6%, to the next payment.

Modification of the Contract

The contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the contract.

HMLIC reserves the right to offer contract owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct their net purchase payments to a subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or subaccount, then (i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.

Individual Product Information

----------------------------------------------------------------------------------------------
                                            Annuity Alternatives (IC-408000)
----------------------------------------------------------------------------------------------
Issue ages                    This contract may be issued to anyone between the ages of 0-85.
----------------------------------------------------------------------------------------------
Minimum contribution          $25 per month
----------------------------------------------------------------------------------------------
Annual maintenance fee        $25 per year. This fee will not be charged if the
                              Total Accumulation Value equals or exceeds $10,000.
----------------------------------------------------------------------------------------------
M & E fee                     1.25%
----------------------------------------------------------------------------------------------
Death benefit                 The beneficiary will receive the greater of:

                              1. the Total Accumulation Value of the contract, less any applicable premium tax and any outstanding loan balance; or

                              2.   the sum of all purchase payments paid under the
                                   contract, less any applicable premium tax, any
                                   outstanding loan balance, and withdrawals.
----------------------------------------------------------------------------------------------
Fixed account guaranteed      4.00%
annuity income option rate
----------------------------------------------------------------------------------------------
Separate Account assumed      4.00%
interest rate
----------------------------------------------------------------------------------------------
Purchase payment allocation   Unlimited
changes
----------------------------------------------------------------------------------------------
Maximum # of transfers per    Unlimited
year
----------------------------------------------------------------------------------------------
Fee for each transfer         $5.00. However, HMLIC is currently waiving this fee.
(Only applies to transfers
from the fixed account to
subaccount(s))
----------------------------------------------------------------------------------------------
Early withdrawal penalty      5% at any time other than renewal through age 65.
fixed account only            The early withdrawal penalty is currently being waived
                              on transfers within a contract from the fixed
                              account to a subaccount.

                              If money is transferred from the fixed account to the Separate Account and withdrawn within 365 days of the transfer, the early withdrawal penalty will be charged.

                              The early withdrawal penalty will not be charged if:
                                  1. the transfer occurred on a Scheduled Update; or
                                  2. the Scheduled Update occurred between the transfer
                                     and withdrawal or
----------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                 surrender date(s).
------------------------------------------------------------------------------------------------------------------
Surrender charges                       During contract year                 Percent charged
                                                   1                                  8%
                                                   2                                  8%
                                                   3                                  6%
                                                   4                                  4%
                                                   5                                  2%
                                             Thereafter                               0%
------------------------------------------------------------------------------------------------------------------
Waiver of surrender charge/   No surrender charge or early withdrawal penalty will be imposed:
Early withdrawal penalty         1.   on a withdrawal if all the following occur:
(Free out provision)                      a.  it is made after the contract has been in force two years;
                                          b.  it is more than 12 months since the last
                                              transfer or withdrawal was made;
                                          c.  the amount is not more than 15 percent of the then current
                                              Fixed Cash Value; and
                                          d.  the amount is not more than 15 percent of the then current
                                              Variable Cash Value;
                                 2.   on any portion of the contract's Total Accumulation Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, variable life income with or without period certain or variable income for joint life and survivor annuity; or
                                 3.   on or after the Maturity Date if the contract has been in force for at least
                                      10 years; or
                                 4.   if annuity Income Payments are selected to be made in equal installments over a period of at least 5 years during such period the elected annuity benefit cannot be surrendered; or
                                 5.   if an Annuitant is disabled continuously for three months as defined by IRC
                                      Section 72(m)(7) and satisfactory proof of such disability is sent to HMLIC's
                                      Home Office.
------------------------------------------------------------------------------------------------------------------
                                       Annuity Alternatives II (IC-437000)
------------------------------------------------------------------------------------------------------------------
Issue ages                   This contract may be issued to anyone between the ages of 0-54.
------------------------------------------------------------------------------------------------------------------
Minimum contribution         $25 per month
------------------------------------------------------------------------------------------------------------------
Annual maintenance fee       $25 per year. This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.
------------------------------------------------------------------------------------------------------------------
M & E fee                    1.25%
------------------------------------------------------------------------------------------------------------------
Death benefit                The beneficiary will receive the greater of:
                                 1.   the Total Accumulation Value of the contract less any applicable premium tax and any outstanding loan balance, or
                                 2.   the sum of all purchase payments paid under the contract, less any applicable premium tax, any outstanding loan balance, and withdrawals.
------------------------------------------------------------------------------------------------------------------
Fixed account guaranteed     3.00%
annuity income option rate
------------------------------------------------------------------------------------------------------------------
Separate Account             3.00%
assumed interest rate
------------------------------------------------------------------------------------------------------------------
Purchase payment             Unlimited
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
allocation changes
-------------------------------------------------------------------------------------------------------------------------
Maximum # of transfers per     Unlimited
year
-------------------------------------------------------------------------------------------------------------------------
Fee for each transfer          $0
-------------------------------------------------------------------------------------------------------------------------
Early withdrawal penalty       5% starting in year 1. The penalty will be 5% until the contract anniversary
fixed account only             prior to the Annuitant's attainment of age 65. At that time the fee will decrease by 1% per year.
                               The early withdrawal penalty is waived on each Scheduled Update.

                               If money is transferred from the fixed account to the Separate Account and withdrawn within 365 days of the transfer, the early withdrawal penalty will be charged.
                               The early withdrawal penalty will not be charged if:
                                   1.  the transfer occurred on a Scheduled Update; or
                                   2.  the Scheduled Update occurred between the transfer and withdrawal or surrender date(s).
-------------------------------------------------------------------------------------------------------------------------
Surrender charges                           During contract year                          Percent charged
                                                       1                                           8%
                                                       2                                           7%
                                                       3                                           6%
                                                       4                                           4%
                                                       5                                           2%
                                                 Thereafter                                        0%
-------------------------------------------------------------------------------------------------------------------------
Waiver of surrender charge/    No surrender charge or early withdrawal penalty will be imposed:
Early withdrawal penalty           1.  on a withdrawal if all of the following occur:
(Free out provision)                     a.  a withdrawal is made after the contract has been in force two years; and
                                         b.  it is more than 12 months since the last withdrawal was made; and
                                         c.  the amount withdrawn is not more than 15 percent of the Total
                                             Accumulation Value;
                                   2.  on any portion of this contract's Total Accumulation Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, variable life income with or without period certain and variable income for joint life or survivor annuity; or
                                   3.  if annuity Income Payments are selected to be made in equal installments over a period of at least five years (during such period the elected annuity benefit cannot be surrendered); or
                                   4.  if an Annuitant is disabled continuously for three months as defined by
                                       IRC Section 72(m)(7) and satisfactory proof of such disability is sent to
                                       HMLIC's Home Office.
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                          Annuity Alternatives II (IC-438000)
-------------------------------------------------------------------------------------------------------------------------
Issue ages                     This contract may be issued to anyone between the ages of 55-85.
-------------------------------------------------------------------------------------------------------------------------
Minimum contribution           $25 per month
-------------------------------------------------------------------------------------------------------------------------
Annual maintenance fee         $25 per year.  This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.
-------------------------------------------------------------------------------------------------------------------------
M & E fee                      1.25%
-------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
Death benefit                    The beneficiary will receive the greater of:
                                     1.   the Total Accumulation Value of the contract less any applicable premium tax and any outstanding loan balance; or
                                     2.   the sum of all purchase payments paid under the contract, less any applicable premium tax, any outstanding loan balance, and withdrawals.
------------------------------------------------------------------------------------------------------------------------
Fixed account guaranteed         3.00%
annuity income option rate
------------------------------------------------------------------------------------------------------------------------
Separate Account assumed         3.00%
interest rate
------------------------------------------------------------------------------------------------------------------------
Purchase payment allocation      Unlimited
changes
------------------------------------------------------------------------------------------------------------------------
Maximum # of transfers per year  Unlimited
------------------------------------------------------------------------------------------------------------------------
Fee for each transfer            $0
------------------------------------------------------------------------------------------------------------------------
Early withdrawal penalty         None
------------------------------------------------------------------------------------------------------------------------
Surrender charges                            During contract year                          Percent charged
                                                        1                                           8%
                                                        2                                           7%
                                                        3                                           6%
                                                        4                                           4%
                                                        5                                           2%
                                                 Thereafter                                         0%
------------------------------------------------------------------------------------------------------------------------
Waiver of surrender charge       No surrender charge will be imposed:
(Free out provision)                 1.   on a withdrawal if all of the following occur:
                                             a.  a withdrawal is made after the contract has been in force two years;
                                             b.  it is more than 12 months since the last withdrawal was made; and
                                             c.  the amount withdrawn is not more than 15 percent of the Total
                                                 Accumulation Value;
                                     2.   on any portion of this contract's Total Accumulation Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, variable life income with or without period certain and variable income for joint life or survivor annuity; or
                                     3.   if annuity Income Payments are selected to be made in equal installments over a period of at least five years (during such period the elected annuity benefit cannot be surrendered);
                                     4.   if an Annuitant is disabled continuously for three months as defined by
                                          IRC Section 72(m)(7) and satisfactory proof of such disability is sent to
                                          HMLIC's Home Office.
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                               New Solutions (IC-441000)
------------------------------------------------------------------------------------------------------------------------
Issue ages                       This contract may be issued to anyone between the ages of 0-85.
------------------------------------------------------------------------------------------------------------------------
Minimum contribution             $25 per month
------------------------------------------------------------------------------------------------------------------------
Annual maintenance fee           $25 per year.  This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
M & E fee               1.25%
--------------------------------------------------------------------------------
Death benefit           The beneficiary will receive the greater of:
                           1.  the Total Accumulation Value of the contract less
                               any applicable premium tax and any outstanding
                               loan balance; or
                           2.  the sum of all purchase payments paid under the
                               contract, less any applicable premium tax, any
                               outstanding loan balance, and withdrawals.
--------------------------------------------------------------------------------
Fixed account           3.00%
guaranteed annuity
income option rate
--------------------------------------------------------------------------------
Separate Account        3.00%
assumed interest rate
--------------------------------------------------------------------------------
Purchase payment        Unlimited
allocation changes
--------------------------------------------------------------------------------
Maximum # of            Unlimited
transfers per year
--------------------------------------------------------------------------------
Fee for each transfer   $0
--------------------------------------------------------------------------------
Early withdrawal        None
penalty
--------------------------------------------------------------------------------
Surrender charges                  During contract year         Percent charged
                                              1                          8%
                                              2                          7%
                                              3                          6%
                                              4                          5%
                                              5                          4%
                                              6                          3%
                                              7                          2%
                                              8                          1%
                                         Thereafter                      0%
--------------------------------------------------------------------------------
Waiver of surrender     No surrender charge will be imposed:
charge                     1.  on a withdrawal if all of the following occur:
(Free out provision)              a. a withdrawal is made after the contract has
                                     been in force two years;
                                  b. it is more than 12 months since the last
                                     withdrawal was made; and
                                  c. the amount withdrawn is not more than 15
                                     percent of the Total Accumulation Value;
                           2.  on any portion of this contract's Total
                               Accumulation Value applied to the payment of one
                               of the following income options: fixed life
                               income with or without period certain, joint life
                               and survivor annuity, variable life income with
                               or without period certain and variable income for
                               joint life or survivor annuity; or
                           3.  if annuity Income Payments are selected to be
                               made in equal installments over a period of at
                               least five years (during such period the elected
                               annuity benefit cannot be surrendered); or
                           4.  if an Annuitant is disabled continuously for
                               three months as defined by IRC Section 72(m)(7)
                               and satisfactory proof of such disability is sent
                               to HMLIC's Home Office.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Individual Single Premium Deferred Fixed and Variable Retirement Annuity Contract (IC-417000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Issue ages           This contract may be issued to anyone between the ages of
                     0-54.
--------------------------------------------------------------------------------
Minimum              $2,000
contribution
--------------------------------------------------------------------------------
Annual               $25 per year. This fee will not be charged if the Total
maintenance fee      Accumulation Value equals or exceeds $10,000.
--------------------------------------------------------------------------------
M & E fee            1.25%
--------------------------------------------------------------------------------
Death benefit        The beneficiary will receive the greater of:
                         1. The Total Accumulation Value of the contract less any applicable premium tax; or
                         2. The purchase payment paid under the contract less any applicable premium tax and withdrawals.
--------------------------------------------------------------------------------
Fixed account        4.00%
guaranteed
annuity income
option rate
--------------------------------------------------------------------------------
Separate Account     4.00%
assumed interest
rate
--------------------------------------------------------------------------------
Purchase payment     Unlimited
Allocation changes
--------------------------------------------------------------------------------
Maximum # of         Unlimited
transfers per
year
--------------------------------------------------------------------------------
Fee for each         $0
transfer
--------------------------------------------------------------------------------
Early withdrawal     5% at any time other than renewal through age 65.
penalty              The early withdrawal penalty is currently being waived on
fixed account only   transfers within a contract from  the fixed account to a
                     subaccount.

                     If money is transferred from the fixed account to the
                     Separate Account and withdrawn within 365 days of the
                     transfer, the early withdrawal penalty will be charged. The early withdrawal penalty will not be charged if:
                         1.  the transfer occurred on a Scheduled Update; or
                         2.  the Scheduled Update occurred between the transfer
                             and withdrawal or surrender date(s).
--------------------------------------------------------------------------------
Surrender                           During contract year        Percent charged
charges                                      1                         5%
                                             2                         4%
                                             3                         3%
                                             4                         2%
                                         Thereafter                    0%
--------------------------------------------------------------------------------
Waiver of            No surrender charge or early withdrawal penalty will be
surrender charge/    imposed:
Early withdrawal         1.  on a withdrawal if all the following occur:
penalty                          a.  it is made after the contract has been in
(Free out provision)                 force 2 years;
                                 b.  it is more than 12 months since the last
                                     transfer or withdrawal was made;
                                 c.  the amount is not more than 15 percent of
                                     the then current Fixed Cash
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     Value; and
                                 d. the amount is not more than 15 percent of the then current Variable Cash Value;
                         2. on any portion of the contract's Total Accumulation Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, variable life income with or without period certain and variable income for joint life or survivor annuity; or
                         3. on or after the Maturity Date if the contract has been in force for at least 10 years; or
                         4.  if a distribution is required by the IRC; or
                         5. if an Annuitant is disabled continuously for three months as defined by IRC Section 72(m)(7) and satisfactory proof of such disability is sent to HMLIC's Home Office.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Individual Single Premium Deferred Fixed and Variable Retirement Annuity Contract (IC-418000)
--------------------------------------------------------------------------------
Issue ages            This contract may be issued to anyone between the ages of
                      55-85.
--------------------------------------------------------------------------------
Minimum               $2,000
contribution
--------------------------------------------------------------------------------
Annual                maintenance fee $25 per year. This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.
--------------------------------------------------------------------------------
M & E fee             1.25%
--------------------------------------------------------------------------------
Death benefit         The beneficiary will receive the greater of:
                         1. The Total Accumulation Value of the contract less any applicable premium tax; or
                         2. The purchase payment paid under the contract less any applicable premium tax and withdrawals.
--------------------------------------------------------------------------------
Fixed account         4.00%
guaranteed annuity
income option rate
--------------------------------------------------------------------------------
Separate Account      4.00%
assumed interest
rate
--------------------------------------------------------------------------------
Purchase payment      Unlimited
allocation changes
--------------------------------------------------------------------------------
Maximum # of          Unlimited
transfers per
year
--------------------------------------------------------------------------------
Fee for each          $0
transfer
--------------------------------------------------------------------------------
Early withdrawal      None
penalty
--------------------------------------------------------------------------------
Surrender charges              During contract year         Percent charged
                                                        Fixed          Variable
                                          1               8%               5%
                                          2               7%               4%
                                          3               6%               3%
                                          4               5%               2%
                                          5               4%               1%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                        6                    3%          0%
                                        7                    2%          0%
                                        8                    1%          0%
                                    Thereafter               0%          0%
--------------------------------------------------------------------------------
Waiver of             No surrender charge will be imposed:
surrender charge         1. on a withdrawal if all the following occur:
(Free out provision)          a. it is made after the contract has been in force
                                 2 years;
                              b. it is more than 12 months since the last
                                 transfer or withdrawal was made;
                              c. the amount is not more than 15 percent of the
                                 then current Fixed Cash Value; and
                              d. the amount is not more than 15 percent of the
                                 then current Variable Cash Value;
                         2. on any portion of the contract's Total Accumulation
                            Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, variable life income with or without period certain and variable income for joint life or survivor annuity; or
                         3. if annuity Income Payments are selected to be made
                            in equal installments over a period which extends to or beyond the eighth contract anniversary; or
                         4. on or after the Maturity Date if the contract has
                            been in force for at least 8 years;
                         5. if a distribution is required by the Internal
                            Revenue Code; or
                         6. if an Annuitant is disabled continuously for three
                            months as defined by IRC Section 72(m)(7) and satisfactory proof of such disability is sent to HMLIC's Home Office.

--------------------------------------------------------------------------------


Tax Consequences

Separate Account


The operations of the Separate Account form part of the operations of HMLIC; however, the IRC provides that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the contract owner will not pay federal income tax on the investment income and capital gains under a contract until Income Payments begin or a full or partial withdrawal is made.


Contract Owners


Contributions--No limitations are imposed on the amount of contributions made to a non-qualified contract. You should consult with your tax advisor for the application of these rules to your specific facts before purchasing an annuity contract for a Qualified Plan.

Distributions Under Non-Qualified Contracts--Contract owners of non-qualified contracts are not subject to federal income tax on earnings until Income Payments are received under the contract. Contract owners of non-qualified contracts are not subject to the required minimum distribution rules.

A distribution by surrender or partial withdrawal during the accumulation period may subject the contract owner to federal income tax under the rules of Section 72 of the IRC. A loan, an assignment or pledge (or agreement to assign or pledge) is generally considered a distribution but certain exceptions apply.

If the distribution is a full or partial surrender, the amount of the distribution will be treated as gross income to the extent the cash value of the contract (determined without regard to any surrender charge in the case of a partial withdrawal) immediately before the distribution exceeds the investment in the contract. The investment in the contract is the total of all purchase payments paid under a contract less any previous distributions that were excluded from the contract owner's income. Any taxable portion is taxed at ordinary income rates. This is known as the `interest-first' rule.

For contracts issued before August 14, 1982 distributions are taxed differently. If the contract contains only purchase payments and related earnings made before August 14, 1982, distributions are taxed under the cost recovery rule. The cost recovery rule provides that distributions are tax-free until they exceed the investment in the contract. If a contract issued before August 14, 1982 has purchase payments and related earnings from both before and after August 14, 1982 the distributions are allocable in the following order: first from the investment made before August 14, 1982; second from earnings allocable to the investment made before August 14, 1982; third from earnings allocable to the investment made after August 13, 1982 and finally from the investment made after August 13, 1982.

If distributions are made pursuant to an income payment option, that portion of each income payment which represents the contract owner's investment in the contract is excluded from income. The determination of the portion that represents the investment in the contract is made using the exclusion ratio rules under Section 72 of the IRC. The exclusion ratio is the ratio that the total investment in the contract bears to the total amount expected to be received under the contract. For contracts with annuity starting dates after December 31, 1986 the exclusion ratio will apply until the investment in the contract has been fully recovered. Once the investment in the contract has been recovered the entire amount of each subsequent income payment is fully taxable. For contracts with annuity starting dates before December 31, 1986 the exclusion ratio applies to all payments.

Exchanges -- The accumulated value of the contract may be eligible for a tax-free exchange under Section 1035 of the IRC. A replacement contract obtained in a tax-free exchange will maintain the same relationship of investments in the contract and allocable earnings as the replaced contract for purposes of determining the amount of a distribution includable in income. However, a contract issued before January 18, 1985 and not previously subject to the distribution at death rules (below) will generally be subject to such rules after an exchange.

Distribution at Death Rules -- In order to be treated as an annuity contract, a contract must meet the following two distributions rules.

         1. If the contract owner dies on or after the required beginning date, any remaining balance must be distributed at least as rapidly as it was under the method of distribution in effect on the date of death.

         2. If the contract owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the contract owner's death. If the contract value is payable to a beneficiary other than a spouse, it may be paid over the life or life expectancy of that beneficiary provided distributions begin by December 31 of the calendar year following the year of the contract owner's death. If the beneficiary is the spouse, the spouse is treated as the owner.

Penalty Tax -- A penalty tax will generally apply to distributions made before the contract owner reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income. Certain distributions are exempt from this penalty tax and including payments: made as the result of the contract owner's death or disability, that are part of a series of substantially equal periodic payments over the life expectancy of the owner or joint lives of the owner and beneficiary, and that are attributable to the investment in the contract before August 14, 1982 (and related earnings).

Withholding - Distributions that are includable in income are subject to withholding of federal income tax unless the contract owner can validly elect not to have federal income tax withheld. For periodic payments (Income Payments), the withholding is calculated like wage withholding and the contract owner has the right to revoke his or her election. For all other payments withholding is at a rate of 10%. HMLIC will notify the contract owner at least annually of his or her right to revoke the election.

State and/or local tax withholding may also apply.

Other Considerations -- The preceding discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The rules governing the provisions of annuity contracts are extremely complex and often difficult to comprehend. The preceding discussion does not address special rules, prior tax laws, or state or local tax laws. A prospective contract owner considering purchase of an annuity contract should first consult with a qualified and competent tax adviser before taking any action that could have tax consequences.

Voting Rights

Unless otherwise restricted by the plan under which a contract is issued, each contract owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.

The number of votes that may be cast by a contract owner is based on the number of units owned as of the record date of the meeting. Shares for which no instructions are received are voted in the same proportion as the shares for which instructions have been received. Any Underlying

Fund shares attributable to investment by HMLIC will be voted in proportion to the vote by contract owners who have Separate Account units. Contract owners receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares.

Other Information

Legal Proceedings--There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. HMLIC is engaged in various kinds of routine litigation that, in HMLIC's judgment, are not material to its financial condition. None of this litigation relates to the Separate Account.

Registration Statement--A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the contract. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits. Statements contained in this prospectus as to the content of the contract and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to these instruments as filed.

Communications to Contract Owners--To ensure receipt of communications, contract owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657. Contract owners may also provide notice of an address change by sending a telefacsimile (FAX) transmission to
(217) 527-2307 or by calling (217) 789-2500 or (800) 999-1030 (toll free).

HMLIC will attempt to locate contract owners for whom no current address is on file. In the event HMLIC is unable to locate a contract owner, HMLIC may be forced to surrender the value of the contract to the contract owner's last known state of residence in accordance with the state's abandoned property laws.

Contract Owner Inquiries--A toll free number, (800) 999-1030, is available to telephone HMLIC's Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657.

Forms Availability--Specific forms are available from HMLIC to aid the contract owner in effecting many transactions allowed under the contract. These forms may be obtained by calling the Annuity Customer Service Department toll free at
(800) 999-1030.

NASD Regulation's Public Disclosure Program--Information about HM Investors and your agent is available from the NASD at www.nasdr.com or by calling
(800) 289-9999.

Additional Information

A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:

Topic Page - ----- ----
General Information and History.....
Investment Experience...............
Underwriter.........................
Financial Statements................

To receive, without charge, a copy of the 2002 Annual Report of the Horace Mann Mutual Funds, the 2002 Annual Report of the Separate Account or the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, or send it by telefacsimile (FAX) transmission to (217) 535-7123 or telephone (217) 789-2500 or (800) 999-1030 (toll-free).

Horace Mann Life Insurance Company
P.O. Box 4657
Springfield, Illinois 62708-4657

Please provide free of charge the following information:

_____ 2002 Annual Report of the Horace Mann Mutual Funds
_____ 2002 Annual Report of the Separate Account.
_____ Statement of Additional Information dated May 1, 2003 for the Separate
      Account.

Please mail the above documents to:

_______________________________________________________________
(Name)

_______________________________________________________________
(Address)

_______________________________________________________________
(City/State/Zip)
Appendix A

The Underlying Funds

The following mutual funds are available for investment by the subaccounts which are a part of the contracts offered in this Prospectus.

Horace Mann Mutual Funds

The Horace Mann Mutual Funds ("Trust") is an open-end, diversified, management investment company registered under the Investment Company Act of 1940. The Trust is made up of a series of portfolios ("Horace Mann Funds"). The Trust issues shares of beneficial interest that are continually offered for sale. The Horace Mann Funds, advised by Wilshire Associates

Incorporated ("Wilshire"), invest in securities of different issuers and industry classifications in an attempt to spread and reduce the risks inherent in all investing. Wilshire has entered into an agreement with investment subadviser(s) for each of the Horace Mann Funds whereby the subadviser(s) manage the investment and reinvestment of the assets of a fund.

The primary investment objective of the Horace Mann Equity Fund is long-term capital growth; conservation of principal and production of income are secondary objectives. The Equity Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Equity Fund ordinarily invests in common stocks of domestic companies. Wellington Management Company, LLP ("Wellington Management"), Alliance Capital Management LP ("Alliance") and Mellon Equity Associates, LLP ("Mellon Equity") serve as the investment subadvisers to the Equity Fund. This fund was referred to as the Growth Fund prior to May 1, 2000.

The primary investment objective of the Horace Mann Balanced Fund is to realize high long-term total rate of return consistent with prudent investment risks. The Balanced Fund's assets are invested in a mix of common stocks, debt securities and money market instruments through investments in the Equity Fund and Income Fund.

The primary investment objective of the Horace Mann Income Fund is to achieve a long-term total rate of return in excess of the U.S. bond market over a full market cycle. The Income Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The fixed income securities in which the Income Fund invests are primarily U.S. investment grade fixed income securities. Western Asset Management Company ("Western Asset") and Western Asset Management Limited ("WAML") serve as the investment subadvisers to the Income Fund.

The primary investment objective of the Horace Mann Short-Term Investment Fund ("Short-Term Fund") is to realize maximum current income to the extent consistent with liquidity. Preservation of principal is a secondary objective. The Short-Term Fund attempts to realize its objectives through investments in short-term debt instruments; it is not a money market fund and does not maintain a stable net asset value per share. Western Asset serves as the investment subadviser to the Short-Term Fund.

The investment objective of the Horace Mann Small Cap Growth Fund is long-term capital appreciation. The Small Cap Growth Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in securities of small cap companies. The Small Cap Growth Fund ordinarily invests in small cap equity securities (less than $2.5 billion at the time of investment) with earnings growth potential. The Small Cap Growth Fund invests primarily in small cap stocks, which the subadviser considers to have favorable and above-average earnings growth prospects. Accordingly, their stock prices may rise faster, but can also decline more in unfavorable business climates. As a result of these "higher highs" and "lower lows," they are more volatile. BlackRock Financial Management, Inc. ("BlackRock") and Mazama Capital Management serve as investment subadvisers to the Small Cap Growth Fund.

The primary investment objective of the Horace Mann International Equity Fund is long term capital growth primarily through diversified holding of marketable foreign equity investments. The International Equity Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in equity securities. The International Equity Fund invests primarily in equity securities of established companies, listed on foreign exchanges, which the subadviser believes have favorable characteristics. It may also invest in fixed income securities of foreign governments and companies. Investing in foreign securities may involve a greater degree of risk than investing in domestic securities due to the possibility of currency fluctuations, more volatile markets, less securities regulation and political instability. Oechsle International Advisors serves as the investment subadviser to the International Equity Fund.

The investment objective of the Horace Mann Socially Responsible Fund is long-term growth of capital, current income and growth of income. The Socially Responsible Fund invests in a diversified portfolio composed primarily of marketable equity securities (including common stocks, preferred stocks, and debt securities convertible into common stocks) of seasoned U.S. traded companies. Investments in equity securities are limited to issuers which in the subadviser's judgement meet the following criteria:

            1. Do not produce tobacco products;

            2. Do not produce alcoholic beverages;

            3. Do not own and/or operate casinos or manufacture gaming devices;

            4. Do not produce pornographic materials;

            5. Do not produce nuclear weapons or guidance and/or delivery systems, specifically for nuclear weapons;

            6. By popular standards, maintain non-discriminatory employment practices throughout a company's facilities; and

            7. By popular standards, maintain environmental policies, practices and procedures which are currently acceptable, or which are exhibiting improvement.

Because this fund invests in companies with socially responsible business practices, it has limitations that may have an impact on performance. Alliance Capital Management LP, serves as the investment subadviser to the Socially Responsible Fund.

Alliance

The investment objective of the Alliance Premier Growth Portfolio is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Unlike most equity funds, the Portfolio focuses on a relatively small number of intensively researched companies. Alliance selects the Portfolio's investments from a research universe of more than 600 companies that have strong management, superior industry positions, excellent balance sheets, and superior earnings growth prospects. The Alliance Premier Growth Portfolio is a series of the Alliance Variable Products Series and is advised by Alliance Capital Management.

Credit Suisse

The investment objective of the Credit Suisse Small Cap Growth Portfolio is to seek capital growth. To pursue this goal, it invests primarily in equity securities of small U.S. growth companies. The Portfolio considers a "small" company to be one whose market capitalization is within the range of capitalizations of companies in the Russell 2000 Index. As of December 31, 2001, the market capitalization of the companies in the Russell 2000 Index ranged from $2.79 million to $2.96 billion. Some companies may outgrow the definition of a small company after the Portfolio has purchased their securities but will continue to be considered small for purposes of the Portfolio's minimum 80% allocation to small-company equities. The Credit Suisse Trust Small Cap Growth Portfolio is a series of Credit Suisse and is advised by Credit Suisse Asset Management, LLC.

Davis

Davis Value Portfolio's investment objective is growth of capital. The Fund invests primarily in common stock of U.S. companies with market capitalizations of at least $5 billion that are believed to be of high quality and whose shares are selling at attractive prices. The Fund's adviser selects stocks with the intention of holding them for the long term. The Fund's adviser believes that managing risk is the key to delivering superior long-term investment results; therefore, it considers how much could potentially be lost on an investment before considering how much might be gained. The Davis Value Portfolio is a series of the Davis Variable Account Fund and is advised by Davis Selected Advisers, L.P.

Fidelity Investments

The investment objective of the Fidelity VIP Growth is to achieve capital appreciation. The fund invests primarily in common stocks and invests in both domestic and foreign companies that it believes have above-average growth potential. The Fidelity VIP Growth Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

The investment objective of the Fidelity VIP Overseas Portfolio is to seek long-term growth of capital. The fund invests at least 80% of the total assets in foreign securities, primarily common stocks. The investments are allocated across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. The Fidelity VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

The investment objective of the Fidelity VIP High Income Portfolio is to seek a high level of current income while also considering growth of capital. The fund invests at least 65% of its total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. The fund may also invest in non-income producing securities, including defaulted securities and common stocks. It may, also invest in companies whose financial condition is troubled or uncertain. It may also invest in securities of foreign issuers in addition to securities of domestic issuers. The Fidelity VIP High Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

The investment objective of the Fidelity VIP Investment Grade Bond Portfolio is to seek as high a level of current income as is consistent with the preservation of capital. The funds invests in U.S. dollar-denominated investment-grade bonds with different market sectors and maturities. The adviser attempts to maintain an overall interest rate risk similar to the Lehman Brothers Aggregate Bond Index. The Fidelity VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

The investment objective of the Fidelity VIP Mid Cap Portfolio is to seek long-term growth of capital. The fund invests primarily in common stocks and invests at least 65% of its total assets in securities of companies with medium market capitalizations. The fund invests in either "growth" stocks or "value" stocks or both. The Fidelity VIP Mid Cap Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

The investment objective of the Fidelity VIP Growth & Income Portfolio is to seek high total return through a combination of current income and capital appreciation. The fund invests a majority of its assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. It also potentially invests in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. The Fidelity VIP Growth & Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

The investment objective of the Fidelity VIP Index 500 Portfolio is to seek investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500. The fund invests at least 80% of its assets in commons stocks included in the S&P 500. The Fidelity VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

JPMorgan

The investment objective of the JPMorgan U.S. Disciplined Equity Portfolio is to provide high total return from a portfolio of selected equity securities. The portfolio invests at least 80% of the value of its assets in equity investments of large and medium-capitalization U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Sector by sector, the portfolio's weightings are similar to those of the S&P 500. The portfolio does not look to overweight or underweight sectors. The JPMorgan U.S. Disciplined Equity Portfolio is a series of the JPMorgan Series Trust II and is advised by JPMorgan Investment Management, Inc.

Putnam

The investment objective of the Putnam VT Vista Fund is to seek capital appreciation. The fund invests mainly in common stocks of U.S. companies with a focus on growth stocks. Growth stocks are issued by companies that Putnam Investment Management, LLC ("Putnam Management") believes are fast-growing and whose earnings Putnam Management believes are likely to increase over time. Growth in a company's earnings may lead to an increase in the price of its stock. The fund invests mainly in midsized companies. The Putnam VT Vista Fund is a series of the Putnam Variable Trust and is advised by Putnam Management.

Strong

The investment objective of the Strong Opportunity Fund II is to seek capital growth. The fund invests, under normal conditions, primarily in stocks of medium-capitalization companies that the fund's manager believes are underpriced, yet have attractive growth prospects. The managers base the analysis on a company's "Private Market Value"--the price an investor would be willing to pay for the entire company given its management, financial health and growth potential. The managers determine a company's Private Market Value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value. To a limited extent, the Strong Opportunity Fund II may also invest in foreign securities. The managers may sell a stock when its price no longer compares favorably with the company's Private Market Value. The Strong Opportunity Fund II is advised by Strong Capital Management Inc.

The investment objective of the Strong Mid Cap Growth Fund II is to seek capital growth. The fund invests, under normal conditions, at least 65% of its assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for growth of earnings and capital appreciation. The fund defines "medium-capitalization companies" as those companies with a market capitalization substantially similar to that of companies in the Russell MidCap Index at the time of investment. The Strong Mid Cap Growth Fund II is advised by Strong Capital Management Inc.

Administrator: Horace Mann Investors, Inc.

HM Investors, a wholly-owned subsidiary of Horace Mann Educators Corporation which is the indirect owner of HMLIC , serves as administrator to the Horace Mann Mutual Funds (the "Trust") pursuant to an Administration Agreement dated March 1, 1999 (the "Administration Agreement"). HM Investors provides for the management of the business affairs of the Trust, including, but not limited to, office space, secretarial and clerical services, bookkeeping services, wire and telephone communications services, and other similar services necessary for the proper management of the Trust's business affairs. Under the Administration Agreement, the Trust agrees to assume and pay the charges and expenses of its operations, including, by way of example, the compensation of Trustees other than those affiliated with HM Investors, charges and expenses of independent auditors, of legal counsel, of any transfer or dividend disbursing agent, of the custodian, all costs of acquiring and disposing of portfolio securities, interest, if any, on obligations incurred by the Trust, reports and notices to shareholders, other like miscellaneous expenses, and all taxes and fees to federal, state, or other governmental agencies.

For the services and facilities furnished to the Trust, HM Investors receives a fee based upon the combined assets of the Trust as follows: 0.25% of the first $1 billion of assets and 0.20% of assets in excess of $1 billion. An administration fee is charged directly against all assets in the Horace Mann Balanced Fund. However, in order to avoid duplication of charges under the fund of funds structure, HM Investors has indicated that it intends to waive the majority of the administrative fees charged to the Horace Mann Balanced Fund directly. In addition, Horace Mann Balanced Fund shareholders will indirectly pay the administration fee of the assets invested in the Horace Mann Equity Fund and Horace Mann Income Fund under the fund of funds structure. Therefore, the aggregate administration fees directly and indirectly borne by shareholders of the Horace Mann Balanced Fund will be higher than the fees shareholders would bear if they invested directly in the Horace Mann Equity Fund and Horace Mann Income Fund.

                       STATEMENT OF ADDITIONAL INFORMATION

                     VARIABLE TAX DEFERRED ANNUITY CONTRACTS
                        QUALIFIED AND NON-QUALIFIED PLANS

                       HORACE MANN LIFE INSURANCE COMPANY
                                SEPARATE ACCOUNT


                                   MAY 1, 2003

                       STATEMENT OF ADDITIONAL INFORMATION

               HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

  Individual and Group Flexible Payment and Individual Single Payment Variable
                         Tax Deferred Annuity Contracts

                       Horace Mann Life Insurance Company


This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectuses, dated May 1, 2003, for Horace Mann Life Insurance Company Separate Account. A copy of the Prospectuses may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 535-7123, or by telephoning toll-free (800) 999-1030.



                                   May 1, 2003


                                TABLE OF CONTENTS

Topic                                                                      Page

General Information and History
Investment Experience
Underwriter
Financial Statements

                        GENERAL INFORMATION AND HISTORY

Horace Mann Life Insurance Company ("HMLIC") sponsors the Horace Mann Life Insurance Company Separate Account (the "Separate Account"). HMLIC is a wholly-owned subsidiary of Allegiance Life Insurance Company, whose business is to engage in the business of insurance. HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the New York Stock Exchange.

                              INVESTMENT EXPERIENCE
              (Applies to Annuity Alternative Contracts Only)/(5)/
                                December 31, 2002



TOTAL RETURN DATA

AVERAGE ANNUAL TOTAL RETURN/(1)/                          SINCE
(Based on a $1,000 investment)/(2)/                     INCEPTION(6)        1 YR        5 YRS        10 YRS
JP Morgan U.S. Disciplined Equity Portfolio
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Fidelity VIP Growth & Income Portfolio
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Wilshire 5000 Index Portfolio (Institutional)
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Wilshire 5000 Index Portfolio (Investment)
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Fidelity VIP Index 500 Portfolio
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Fidelity VIP Growth Portfolio
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Alliance Premier Growth Portfolio
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Wilshire Large Company Growth Portfolio (Institutional)
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Wilshire Large Company Growth Portfolio (Investment)
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Horace Mann Equity Fund
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Horace Mann Socially Responsible Fund(4)
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%

AVERAGE ANNUAL TOTAL RETURN/(1)/                     SINCE
(Based on a $1,000 investment)/(2)/                INCEPTION(6)        1 YR        5 YRS        10 YRS
Davis Value Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Wilshire Large Company Value Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Fidelity VIP Mid Cap Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Rainier Small/Mid Cap Equity Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Putnam VT Vista Fund(IB Shares)
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Strong Mid Cap Growth Fund II
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Ariel Appreciation Fund
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Strong Opportunity Fund II
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
T. Rowe Price Small-Cap Stock Fund-Advisor Class
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Neuberger Berman Genesis Fund Advisor Class
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Horace Mann Small Cap Growth Fund(4)
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Credit Suisse Small Cap Growth Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Wilshire Small Company Growth Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Ariel Fund
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
T. Rowe Price Small-Cap Value Fund-Advisor Class
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Wilshire Small Company Value Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Horace Mann International Equity Fund(4)
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Fidelity VIP Overseas Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%

AVERAGE ANNUAL TOTAL RETURN/(1)/                 SINCE
(Based on a $1,000 investment)/(2)/           INCEPTION(6)  1 YR  5 YRS  10 YRS
Horace Mann Balanced Fund
  With Redemption(3)                              --%        --%   --%    --%
  Without Redemption                              --%        --%   --%    --%
Horace Mann Income Fund
  With Redemption(3)                              --%        --%   --%    --%
  Without Redemption                              --%        --%   --%    --%
Horace Mann Short-Term Investment Fund
  With Redemption(3)                              --%        --%   --%    --%
  Without Redemption                              --%        --%   --%    --%
Fidelity VIP High Income Portfolio
  With Redemption(3)                              --%        --%   --%    --%
  Without Redemption                              --%        --%   --%    --%
Fidelity VIP Investment Grade Bond Portfolio
  With Redemption(3)                              --%        --%   --%    --%
  Without Redemption                              --%        --%   --%    --%

                              INVESTMENT EXPERIENCE
               (Applies to Annuity Alternatives 2 Contracts Only)
                                December 31, 2002



TOTAL RETURN DATA

AVERAGE ANNUAL TOTAL RETURN/(1)/                          SINCE
(Based on a $1,000 investment)/(2)/                     INCEPTION(6)        1 YR        5 YRS        10 YRS
JP Morgan U.S. Disciplined Equity Portfolio
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Fidelity VIP Growth & Income Portfolio
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Wilshire 5000 Index Portfolio (Institutional)
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Wilshire 5000 Index Portfolio (Investment)
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Fidelity VIP Index 500 Portfolio
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Fidelity VIP Growth Portfolio
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Alliance Premier Growth Portfolio
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Wilshire Large Company Growth Portfolio (Institutional)
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Wilshire Large Company Growth Portfolio (Investment)
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Horace Mann Equity Fund
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Horace Mann Socially Responsible Fund(4)
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%

AVERAGE ANNUAL TOTAL RETURN/(1)/                     SINCE
(Based on a $1,000 investment)/(2)/                INCEPTION(6)        1 YR        5 YRS        10 YRS
Davis Value Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Wilshire Large Company Value Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Fidelity VIP Mid Cap Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Rainier Small/Mid Cap Equity Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Putnam VT Vista Fund(IB Shares)
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Strong Mid Cap Growth Fund II
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Ariel Appreciation Fund
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Strong Opportunity Fund II
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
T. Rowe Price Small-Cap Stock Fund-Advisor Class
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Neuberger Berman Genesis Fund Advisor Class
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Horace Mann Small Cap Growth Fund(4)
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Credit Suisse Small Cap Growth Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Wilshire Small Company Growth Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Ariel Fund
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
T. Rowe Price Small-Cap Value Fund-Advisor Class
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Wilshire Small Company Value Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Horace Mann International Equity Fund(4)
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Fidelity VIP Overseas Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%

AVERAGE ANNUAL TOTAL RETURN/(1)/                 SINCE
(Based on a $1,000 investment)/(2)/           INCEPTION(6)  1 YR  5 YRS  10 YRS
Horace Mann Balanced Fund
  With Redemption(3)                              --%        --%   --%    --%
  Without Redemption                              --%        --%   --%    --%
Horace Mann Income Fund
  With Redemption(3)                              --%        --%   --%    --%
  Without Redemption                              --%        --%   --%    --%
Horace Mann Short-Term Investment Fund
  With Redemption(3)                              --%        --%   --%    --%
  Without Redemption                              --%        --%   --%    --%
Fidelity VIP High Income Portfolio
  With Redemption(3)                              --%        --%   --%    --%
  Without Redemption                              --%        --%   --%    --%
Fidelity VIP Investment Grade Bond Portfolio
  With Redemption(3)                              --%        --%   --%    --%
  Without Redemption                              --%        --%   --%    --%

                              INVESTMENT EXPERIENCE
                    (Applies to New Solutions Contracts Only)
                                December 31, 2002



TOTAL RETURN DATA

AVERAGE ANNUAL TOTAL RETURN/(1)/                          SINCE
(Based on a $1,000 investment)/(2)/                     INCEPTION(6)        1 YR        5 YRS        10 YRS
JP Morgan U.S. Disciplined Equity Portfolio
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Fidelity VIP Growth & Income Portfolio
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Wilshire 5000 Index Portfolio (Institutional)
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Wilshire 5000 Index Portfolio (Investment)
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Fidelity VIP Index 500 Portfolio
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Fidelity VIP Growth Portfolio
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Alliance Premier Growth Portfolio
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Wilshire Large Company Growth Portfolio (Institutional)
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Wilshire Large Company Growth Portfolio (Investment)
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Horace Mann Equity Fund
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Horace Mann Socially Responsible Fund(4)
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%

AVERAGE ANNUAL TOTAL RETURN/(1)/                     SINCE
(Based on a $1,000 investment)/(2)/                INCEPTION(6)        1 YR        5 YRS        10 YRS
Davis Value Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Wilshire Large Company Value Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Fidelity VIP Mid Cap Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Rainier Small/Mid Cap Equity Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Putnam VT Vista Fund(IB Shares)
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Strong Mid Cap Growth Fund II
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Ariel Appreciation Fund
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Strong Opportunity Fund II
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
T. Rowe Price Small-Cap Stock Fund-Advisor Class
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Neuberger Berman Genesis Fund Advisor Class
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Horace Mann Small Cap Growth Fund(4)
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Credit Suisse Small Cap Growth Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Wilshire Small Company Growth Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Ariel Fund
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
T. Rowe Price Small-Cap Value Fund-Advisor Class
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Wilshire Small Company Value Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Horace Mann International Equity Fund(4)
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Fidelity VIP Overseas Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%

AVERAGE ANNUAL TOTAL RETURN/(1)/                 SINCE
(Based on a $1,000 investment)/(2)/           INCEPTION(6)  1 YR  5 YRS  10 YRS
Horace Mann Balanced Fund
  With Redemption(3)                              --%        --%   --%    --%
  Without Redemption                              --%        --%   --%    --%
Horace Mann Income Fund
  With Redemption(3)                              --%        --%   --%    --%
  Without Redemption                              --%        --%   --%    --%
Horace Mann Short-Term Investment Fund
  With Redemption(3)                              --%        --%   --%    --%
  Without Redemption                              --%        --%   --%    --%
Fidelity VIP High Income Portfolio
  With Redemption(3)                              --%        --%   --%    --%
  Without Redemption                              --%        --%   --%    --%
Fidelity VIP Investment Grade Bond Portfolio
  With Redemption(3)                              --%        --%   --%    --%
  Without Redemption                              --%        --%   --%    --%

                              INVESTMENT EXPERIENCE
             (Applies to Variable Retirement Annuity Contracts Only)
                                December 31, 2002



TOTAL RETURN DATA

AVERAGE ANNUAL TOTAL RETURN/(1)/                          SINCE
(Based on a $1,000 investment)/(2)/                     INCEPTION(6)        1 YR        5 YRS        10 YRS
JP Morgan U.S. Disciplined Equity Portfolio
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Fidelity VIP Growth & Income Portfolio
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Wilshire 5000 Index Portfolio (Institutional)
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Wilshire 5000 Index Portfolio (Investment)
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Fidelity VIP Index 500 Portfolio
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Fidelity VIP Growth Portfolio
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Alliance Premier Growth Portfolio
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Wilshire Large Company Growth Portfolio (Institutional)
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Wilshire Large Company Growth Portfolio (Investment)
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Horace Mann Equity Fund
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Horace Mann Socially Responsible Fund(4)
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%

AVERAGE ANNUAL TOTAL RETURN/(1)/                     SINCE
(Based on a $1,000 investment)/(2)/                INCEPTION(6)        1 YR        5 YRS        10 YRS
Davis Value Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Wilshire Large Company Value Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Fidelity VIP Mid Cap Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Rainier Small/Mid Cap Equity Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Putnam VT Vista Fund(IB Shares)
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Strong Mid Cap Growth Fund II
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Ariel Appreciation Fund
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Strong Opportunity Fund II
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
T. Rowe Price Small-Cap Stock Fund-Advisor Class
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Neuberger Berman Genesis Fund Advisor Class
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Horace Mann Small Cap Growth Fund(4)
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Credit Suisse Small Cap Growth Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Wilshire Small Company Growth Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Ariel Fund
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
T. Rowe Price Small-Cap Value Fund-Advisor Class
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Wilshire Small Company Value Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Horace Mann International Equity Fund(4)
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Fidelity VIP Overseas Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%

AVERAGE ANNUAL TOTAL RETURN/(1)/                 SINCE
(Based on a $1,000 investment)/(2)/           INCEPTION(6)  1 YR  5 YRS  10 YRS
Horace Mann Balanced Fund
  With Redemption(3)                              --%        --%   --%    --%
  Without Redemption                              --%        --%   --%    --%
Horace Mann Income Fund
  With Redemption(3)                              --%        --%   --%    --%
  Without Redemption                              --%        --%   --%    --%
Horace Mann Short-Term Investment Fund
  With Redemption(3)                              --%        --%   --%    --%
  Without Redemption                              --%        --%   --%    --%
Fidelity VIP High Income Portfolio
  With Redemption(3)                              --%        --%   --%    --%
  Without Redemption                              --%        --%   --%    --%
Fidelity VIP Investment Grade Bond Portfolio
  With Redemption(3)                              --%        --%   --%    --%
  Without Redemption                              --%        --%   --%    --%

                              INVESTMENT EXPERIENCE
             (Applies to High Cash Value Contracts (IC-426000) Only)
                                December 31, 2002



TOTAL RETURN DATA

AVERAGE ANNUAL TOTAL RETURN/(1)/                          SINCE
(Based on a $1,000 investment)/(2)/                     INCEPTION(6)        1 YR        5 YRS        10 YRS
JP Morgan U.S. Disciplined Equity Portfolio
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Fidelity VIP Growth & Income Portfolio
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Wilshire 5000 Index Portfolio (Institutional)
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Wilshire 5000 Index Portfolio (Investment)
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Fidelity VIP Index 500 Portfolio
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Fidelity VIP Growth Portfolio
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Alliance Premier Growth Portfolio
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Wilshire Large Company Growth Portfolio (Institutional)
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Wilshire Large Company Growth Portfolio (Investment)
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Horace Mann Equity Fund
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Horace Mann Socially Responsible Fund(4)
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%

AVERAGE ANNUAL TOTAL RETURN/(1)/                     SINCE
(Based on a $1,000 investment)/(2)/                INCEPTION(6)        1 YR        5 YRS        10 YRS
Davis Value Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Wilshire Large Company Value Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Fidelity VIP Mid Cap Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Rainier Small/Mid Cap Equity Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Putnam VT Vista Fund(IB Shares)
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Strong Mid Cap Growth Fund II
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Ariel Appreciation Fund
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Strong Opportunity Fund II
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
T. Rowe Price Small-Cap Stock Fund-Advisor Class
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Neuberger Berman Genesis Fund Advisor Class
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Horace Mann Small Cap Growth Fund(4)
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Credit Suisse Small Cap Growth Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Wilshire Small Company Growth Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Ariel Fund
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
T. Rowe Price Small-Cap Value Fund-Advisor Class
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Wilshire Small Company Value Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Horace Mann International Equity Fund(4)
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Fidelity VIP Overseas Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%

AVERAGE ANNUAL TOTAL RETURN/(1)/                 SINCE
(Based on a $1,000 investment)/(2)/           INCEPTION(6)  1 YR  5 YRS  10 YRS
Horace Mann Balanced Fund
  With Redemption(3)                              --%        --%   --%    --%
  Without Redemption                              --%        --%   --%    --%
Horace Mann Income Fund
  With Redemption(3)                              --%        --%   --%    --%
  Without Redemption                              --%        --%   --%    --%
Horace Mann Short-Term Investment Fund
  With Redemption(3)                              --%        --%   --%    --%
  Without Redemption                              --%        --%   --%    --%
Fidelity VIP High Income Portfolio
  With Redemption(3)                              --%        --%   --%    --%
  Without Redemption                              --%        --%   --%    --%
Fidelity VIP Investment Grade Bond Portfolio
  With Redemption(3)                              --%        --%   --%    --%
  Without Redemption                              --%        --%   --%    --%

                              INVESTMENT EXPERIENCE
             (Applies to High Cash Value Contracts (IC-429000) Only)
                                December 31, 2002



TOTAL RETURN DATA

AVERAGE ANNUAL TOTAL RETURN/(1)/                          SINCE
(Based on a $1,000 investment)/(2)/                     INCEPTION(6)        1 YR        5 YRS        10 YRS
JP Morgan U.S. Disciplined Equity Portfolio
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Fidelity VIP Growth & Income Portfolio
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Wilshire 5000 Index Portfolio (Institutional)
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Wilshire 5000 Index Portfolio (Investment)
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Fidelity VIP Index 500 Portfolio
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Fidelity VIP Growth Portfolio
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Alliance Premier Growth Portfolio
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Wilshire Large Company Growth Portfolio (Institutional)
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Wilshire Large Company Growth Portfolio (Investment)
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Horace Mann Equity Fund
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Horace Mann Socially Responsible Fund(4)
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%

AVERAGE ANNUAL TOTAL RETURN/(1)/                     SINCE
(Based on a $1,000 investment)/(2)/                INCEPTION(6)        1 YR        5 YRS        10 YRS
Davis Value Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Wilshire Large Company Value Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Fidelity VIP Mid Cap Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Rainier Small/Mid Cap Equity Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Putnam VT Vista Fund(IB Shares)
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Strong Mid Cap Growth Fund II
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Ariel Appreciation Fund
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Strong Opportunity Fund II
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
T. Rowe Price Small-Cap Stock Fund-Advisor Class
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Neuberger Berman Genesis Fund Advisor Class
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Horace Mann Small Cap Growth Fund(4)
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Credit Suisse Small Cap Growth Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Wilshire Small Company Growth Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Ariel Fund
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
T. Rowe Price Small-Cap Value Fund-Advisor Class
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Wilshire Small Company Value Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Horace Mann International Equity Fund(4)
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Fidelity VIP Overseas Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%

AVERAGE ANNUAL TOTAL RETURN/(1)/                 SINCE
(Based on a $1,000 investment)/(2)/           INCEPTION(6)  1 YR  5 YRS  10 YRS
Horace Mann Balanced Fund
  With Redemption(3)                              --%        --%   --%    --%
  Without Redemption                              --%        --%   --%    --%
Horace Mann Income Fund
  With Redemption(3)                              --%        --%   --%    --%
  Without Redemption                              --%        --%   --%    --%
Horace Mann Short-Term Investment Fund
  With Redemption(3)                              --%        --%   --%    --%
  Without Redemption                              --%        --%   --%    --%
Fidelity VIP High Income Portfolio
  With Redemption(3)                              --%        --%   --%    --%
  Without Redemption                              --%        --%   --%    --%
Fidelity VIP Investment Grade Bond Portfolio
  With Redemption(3)                              --%        --%   --%    --%
  Without Redemption                              --%        --%   --%    --%

                              INVESTMENT EXPERIENCE
      (Applies to High Cash Value Contracts (IC-427000 and IC-428000) Only)
                                December 31, 2002



TOTAL RETURN DATA

AVERAGE ANNUAL TOTAL RETURN/(1)/                          SINCE
(Based on a $1,000 investment)/(2)/                     INCEPTION(6)        1 YR        5 YRS        10 YRS
JP Morgan U.S. Disciplined Equity Portfolio
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Fidelity VIP Growth & Income Portfolio
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Wilshire 5000 Index Portfolio (Institutional)
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Wilshire 5000 Index Portfolio (Investment)
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Fidelity VIP Index 500 Portfolio
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Fidelity VIP Growth Portfolio
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Alliance Premier Growth Portfolio
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Wilshire Large Company Growth Portfolio (Institutional)
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Wilshire Large Company Growth Portfolio (Investment)
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Horace Mann Equity Fund
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Horace Mann Socially Responsible Fund(4)
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%

AVERAGE ANNUAL TOTAL RETURN/(1)/                     SINCE
(Based on a $1,000 investment)/(2)/                INCEPTION(6)        1 YR        5 YRS        10 YRS
Davis Value Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Wilshire Large Company Value Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Fidelity VIP Mid Cap Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Rainier Small/Mid Cap Equity Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Putnam VT Vista Fund(IB Shares)
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Strong Mid Cap Growth Fund II
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Ariel Appreciation Fund
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Strong Opportunity Fund II
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
T. Rowe Price Small-Cap Stock Fund-Advisor Class
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Neuberger Berman Genesis Fund Advisor Class
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Horace Mann Small Cap Growth Fund(4)
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Credit Suisse Small Cap Growth Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Wilshire Small Company Growth Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Ariel Fund
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
T. Rowe Price Small-Cap Value Fund-Advisor Class
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Wilshire Small Company Value Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Horace Mann International Equity Fund(4)
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Fidelity VIP Overseas Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%

AVERAGE ANNUAL TOTAL RETURN/(1)/                 SINCE
(Based on a $1,000 investment)/(2)/           INCEPTION(6)  1 YR  5 YRS  10 YRS
Horace Mann Balanced Fund
  With Redemption(3)                              --%        --%   --%    --%
  Without Redemption                              --%        --%   --%    --%
Horace Mann Income Fund
  With Redemption(3)                              --%        --%   --%    --%
  Without Redemption                              --%        --%   --%    --%
Horace Mann Short-Term Investment Fund
  With Redemption(3)                              --%        --%   --%    --%
  Without Redemption                              --%        --%   --%    --%
Fidelity VIP High Income Portfolio
  With Redemption(3)                              --%        --%   --%    --%
  Without Redemption                              --%        --%   --%    --%
Fidelity VIP Investment Grade Bond Portfolio
  With Redemption(3)                              --%        --%   --%    --%
  Without Redemption                              --%        --%   --%    --%

                              INVESTMENT EXPERIENCE
      (Applies to High Cash Value Contracts (IC-430000 and IC-431000) Only)
                                December 31, 2002



TOTAL RETURN DATA

AVERAGE ANNUAL TOTAL RETURN/(1)/                          SINCE
(Based on a $1,000 investment)/(2)/                     INCEPTION(6)        1 YR        5 YRS        10 YRS
JP Morgan U.S. Disciplined Equity Portfolio
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Fidelity VIP Growth & Income Portfolio
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Wilshire 5000 Index Portfolio (Institutional)
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Wilshire 5000 Index Portfolio (Investment)
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Fidelity VIP Index 500 Portfolio
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Fidelity VIP Growth Portfolio
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Alliance Premier Growth Portfolio
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Wilshire Large Company Growth Portfolio (Institutional)
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Wilshire Large Company Growth Portfolio (Investment)
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Horace Mann Equity Fund
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%
Horace Mann Socially Responsible Fund(4)
  With Redemption(3)                                        --%              --%         --%           --%
  Without Redemption                                        --%              --%         --%           --%

AVERAGE ANNUAL TOTAL RETURN/(1)/                     SINCE
(Based on a $1,000 investment)/(2)/                INCEPTION(6)        1 YR        5 YRS        10 YRS
Davis Value Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Wilshire Large Company Value Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Fidelity VIP Mid Cap Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Rainier Small/Mid Cap Equity Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Putnam VT Vista Fund(IB Shares)
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Strong Mid Cap Growth Fund II
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Ariel Appreciation Fund
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Strong Opportunity Fund II
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
T. Rowe Price Small-Cap Stock Fund-Advisor Class
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Neuberger Berman Genesis Fund Advisor Class
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Horace Mann Small Cap Growth Fund(4)
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Credit Suisse Small Cap Growth Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Wilshire Small Company Growth Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Ariel Fund
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
T. Rowe Price Small-Cap Value Fund-Advisor Class
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Wilshire Small Company Value Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Horace Mann International Equity Fund(4)
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%
Fidelity VIP Overseas Portfolio
  With Redemption(3)                                   --%              --%         --%          --%
  Without Redemption                                   --%              --%         --%          --%

AVERAGE ANNUAL TOTAL RETURN/(1)/                 SINCE
(Based on a $1,000 investment)/(2)/           INCEPTION(6)  1 YR  5 YRS  10 YRS
Horace Mann Balanced Fund
  With Redemption(3)                              --%        --%   --%    --%
  Without Redemption                              --%        --%   --%    --%
Horace Mann Income Fund
  With Redemption(3)                              --%        --%   --%    --%
  Without Redemption                              --%        --%   --%    --%
Horace Mann Short-Term Investment Fund
  With Redemption(3)                              --%        --%   --%    --%
  Without Redemption                              --%        --%   --%    --%
Fidelity VIP High Income Portfolio
  With Redemption(3)                              --%        --%   --%    --%
  Without Redemption                              --%        --%   --%    --%
Fidelity VIP Investment Grade Bond Portfolio
  With Redemption(3)                              --%        --%   --%    --%
  Without Redemption                              --%        --%   --%    --%


1 In some cases, actual performance reflects subsidization where total return has been enhanced due to expenses of each Fund being waived or paid by affiliates of the Funds.

2 To the extent required, all charges shown in the Table of Annual Operating Expenses are reflected in the calculations of the performance figures. Because the median contract value exceeds $10,000, the annual maintenance charge of $25 has not been deducted. However, contracts with a value of less than $10,000 would be subject to the annual maintenance charge, which would reduce performance. Total return may be calculated to reflect the fact that certain expenses have been reimbursed or waived. In addition, total return calculations assume redemption at the end of the stated period and, therefore, reflect the applicable Surrender Charge. However, comparative figures may be presented that do not assume redemption.

3 With redemption reflects performance of a surrendered contract. Redemption has no effect on return after the initial five-year contract period.

4 Horace Mann Small Cap Growth Fund, Horace Mann International Equity Fund and Horace Mann Socially Responsible Fund each commenced operations on March 10, 1997.


5 Annuity Alternatives refers to the Combination Annuity Contracts offered by HMLIC.

6 Since inception refers to performance since the date the subaccount was added to the Separate Account. These dates are listed in the Prospectuses in "The Contract(s)--Purchase Payments--Accumulation Units and Accumulation Unit Value."

This performance data represents past performance. Investment return and the principal value of an investment may fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost. All contract charges as shown in the Prospectus fee tables are reflected in this data, with the exception of the annual maintenance charge and premium taxes.

Average annual total return quotations are based on the average annual compounded rates of return over one, five, and ten year periods ended December 31, 2002. Horace Mann Small Cap Growth, International Equity and Socially Responsible Funds commenced operations on March 10, 1997. Average annual total return is computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula: P(1+T)/n/= ERV
Where:
P= a hypothetical initial payment of $1000, T= average annual total return, n= average number of years, and ERV= ending redeeming value of a hypothetical $1,000 payment made at the beginning of the 1,5, or 10 year period at the end of the 1,5, or 10 year period (or fractional portion thereof).

The performance data contained in this Statement of Additional Information is based on the fees and charges for the flexible payment contracts currently offered by HMLIC. Prior contracts, single premium contracts, and certain individual and group plans have different fees and charges; therefore these performance calculations are not valid for those contracts.


                                   UNDERWRITER

HMLIC offers and sells the contracts on a continuous basis through its licensed life insurance sales personnel who are also registered representatives of Horace Mann Investors, Inc. ("HM Investors"), a broker/dealer registered with the Securities and Exchange Commission and a member of the National Association of Securities Dealers, Inc. (NASD). In addition, the contract may be offered and sold through independent agents and other broker-dealers. HMLIC contracts with HM Investors, principal underwriter of the Separate Account, to distribute the variable contracts of HMLIC. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is an affiliate of HMLIC and a wholly-owned subsidiary of HMEC.


Commissions paid to HM Investors were, $4,925,095, $4,613,301 and $___ for the years ended 2000, 2001, and 2002 respectively. HM Investors does not retain any of these commissions. Commissions received by HM Investors are paid to registered representatives who sell contracts offered by this Prospectuses.


                              FINANCIAL STATEMENTS

KPMG LLP, independent auditors for the Separate Account and HMLIC, has offices at 303 East Wacker Drive, Chicago, Illinois 60601. KPMG LLP representatives perform an audit of the financial statements of the Account annually and provide accounting advice and services related to Securities and Exchange Commission filings throughout the year and perform an annual audit of the statutory financial statements of HMLIC.


The financial statements of the Separate Account, including the auditors' reports thereon, are incorporated herein by reference from the Annual Report for the Separate Account for the year ended December 31, 2002. A copy of this Annual Report accompanies the Statement of Additional Information. Additional copies may be obtained, upon request and without charge, by contacting Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free). The statutory financial statements for HMLIC, including the auditors' report thereon, which are included herein, should be considered only as bearing upon the ability of HMLIC to meet its obligations under the contracts.

PART C

                                OTHER INFORMATION

               HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

Item 24.  Financial Statements and Exhibits

 (a)  Financial Statements

 Part A

 Condensed financial information of the Separate Account

 Part B


  The following financial statements will be filed by amendment.

   -the Annual Report for the Registrant:
   -Independent Auditors Report
   -Statements of Net Assets - December 31, 2002
   -Statements of Operations - For the Year Ended December 31, 2002
   -Statements of Changes in Net Assets For the Year Ended December 31, 2002 -Statements of Changes in Net Assets For the Year Ended December 31, 2001 -Notes to Financial Statements - December 31, 2002 Financial statements for
    Horace Mann Life Insurance Company
   -Independent Auditors Report
   -Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus -As of December 31, 2002 and 2001
   -Statutory Statements of Operations - For the Years Ended December 31,
    2002,2001 and 2000
   -Statutory Statements of Capital and Surplus - For the Years Ended December
    31, 2002, 2001 and 2000
   -Statutory Statements of Cash Flow - For the Years Ended December 31, 2002,
    2001 and 2000
   -Notes to Statutory Financial Statements - December 31, 2002, 2001 and 2000


 (b)  Exhibits

 (1)Resolution of Board of Directors ................................  Post Effective Amendment 63
 (2) Agreements for custody .........................................  Not Applicable
 (3) Underwriting Agreement .........................................  Post Effective Amendment 63
 (4) Form of Variable Annuity Contract ..............................  Post Effective Amendment 65
 (5) Form of application ............................................  Post Effective Amendment 63
 (6) Certificate of incorporation and bylaws ........................  Initial Registration Statement
 (7) Contract of Reinsurance ........................................  Not Applicable
 (8) Other Contracts ................................................  Not Applicable
 (9) Opinion and Consent of Counsel .................................  To be filed by amendment
 (10) Independent Auditors Consent ..................................  To be filed by amendment
 (11) Financial Statement Schedules for Horace Mann Life Insurance
 Company and the Independent Auditors' Report thereon ...............  To be filed by amendment
 (12) Agreement regarding initial capital ...........................  Initial Registration Statement
 (13) Performance Quotation Computations ............................  Post-Effective Amendment #57

Item 25. Directors and Officers of the Depositor

     The directors and officers of Horace Mann Life Insurance Company, who are engaged directly or indirectly in activities relating to the registrant or the variable annuity contracts offered by the registrant, are listed below. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name                                  Position & Office with Depositor

Peter H. Heckman                      Director and Executive Vice President,
                                      Chief Financial Officer

Ann M. Caparros                       Director, Vice President, General Counsel,
                                      Corporate Secretary & Chief Compliance
                                      Officer

Valerie A. Chrisman                   Director

Louis G. Lower II                     Director, Chairman, President & Chief
                                      Executive Officer


Dan Jensen                            Director, Executive Vice President &
                                      Chief Marketing Officer


George J. Zock                        Director and Executive Vice President


Angela S. Christian                   Vice President & Treasurer


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant


     The Registrant is a separate account of Horace Mann Life Insurance Company. Horace Mann Life Insurance Company (an Illinois Corporation) is a wholly owned subsidiary of Allegiance Life Insurance Company (an Illinois Corporation). Allegiance Life Insurance Company and Horace Mann Investors, Inc., (a Maryland Corporation) principal underwriter of the Registrant, are wholly-owned subsidiaries of Horace Mann Educators Corporation (a Delaware Corporation), a publicly held corporation. Item 27. Number of Contract Owners



                                                                                            HORACE COMPANIES
                                                                                           Organization Chart

                                                                                               Horace Mann
                                                                                          Educators Corporation

                                                                                                   DE
                                                                                          FEIN # MANN 37-0911756


  Allegiance Life     Educators Life Insurance        Horace Mann            Well-Care           Horace Mann     Horace Mann Lloyds
 Insurance Company       Company of America       Service Corporation          Inc.            Investors, Inc.     Management Corp.

        IL                       AZ                       IL                    IL                   MD                   TX
 FEIN # 95-1858796        FEIN # 86-0204233        FEIN # 37-0972590     FEIN # 37-0984609    FEIN # 37-0792966   FEIN # 37-1386476
   NAIC # 62790             NAIC # 75892


                            Horace Mann             Teachers Insurance        Horace Mann Property &
                         Insurance Company               Company            Casualty Insurance Company

                                IL                         IL                          CA
                         FEIN # 59-1027412           FEIN # 23-1742051          FEIN # 95-2413390
                            NAIC # 22578              NAIC # 22683               NAIC # 22756


 Horace Mann Life        Horace Mann Lloyds                                                                          Horace Mann
Insurance Company                                                                                                  General Agency

       IL                       TX                                                                                       TX
FEIN # 37-0726637        FEIN # 37-1386478                                                                        FEIN # 76-0616793
  NAIC # 64513             NAIC # 10996



Item 27. Number of Contract Owners

  As of March 31, 2003, the number of Contract Owners of Horace Mann Life Insurance Company Separate Account was ____________, of which were ____________ qualified Contract Owners and ____________ were non-qualified Contract Owners.

Item 28.  Indemnification


     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Act, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.  Principal Underwriters

     Horace Mann Investors, Inc., the underwriter of Horace Mann Life Insurance Company Separate Account, acts as principal underwriter for Horace Mann Life Insurance Company Separate Account B and Horace Mann Life Insurance Company Allegiance Separate Account A.

     The following are the directors and officers of Horace Mann Investors, Inc. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name                               Position with Underwriter

Christopher M. Fehr                President

Peter H. Heckman                   Director

George J. Zock                     Director

Ann M. Caparros                    Secretary

Roger B. Hayashi                   Broker/Dealer Compliance Officer &
Anti-Money Laundering Officer

Diane M. Barnett                   Tax Compliance Officer


Angela S. Christian                Treasurer



     The following is a listing of the commissions and other compensation received by the principal underwriter from the Registrant during the fiscal year ended December 31, 2002:

     Name of Principal               Net Underwriting        Compensation on       Brokerage     Compensation
       Underwriter                    Discounts and             Redemption        Commissions
                                       Commissions
Horace Mann Investors, Inc.             $ _______                   N/A              N/A           N/A

Item 30. Location of Accounts and Records

     Horace Mann Investors, Inc., underwriter of the Registrant, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records associated with its duties as underwriter required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

Horace Mann Life Insurance Company, the depositor, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder that are not maintained by Horace Mann Investors, Inc.

Item 31. Management Services

     Not applicable.

Item 32. Undertakings


     (a) Horace Mann Life Insurance Company and the Registrant are relying on a no-action letter from the Securities and Exchange Commission that was issued to the American Council of Life Insurance and made publicly available on November 28, 1988. That letter outlines conditions that must be met if a company offering registered annuity contracts imposes the limitations on surrenders and withdrawals on section 403(b) contracts as required by the Internal Revenue Code. Horace Mann Life Insurance Company and the Registrant are in compliance with the conditions of that no-action letter.

     (b) Horace Mann Life Insurance Company represents that the fees and charges deducted under the Variable Annuity Contract in the aggregrate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Springfield and State of Illinois, on this 28th day of February, 2003.

                BY: HORACE MANN INSURANCE COMPANY SEPARATE ACCOUNT
                    ----------------------------------------------
                                  (Registrant)

                    By: Horace Mann Life Insurance Company
                        ----------------------------------
                                   (Depositor)


Attest: /s/ ANN M. CAPARROS                 By: /s/ LOUIS G. LOWER II
        -------------------                     ---------------------
        Ann M. Caparros                         Louis G. Lower II, President and
        Corporate Secretary                     Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                            TITLE                             DATE
----------                           -----                             ----

/s/ LOUIS G. LOWER II         Director,Chairman President and  February 28, 2003
------------------------        Chief Executive Officer
Louis G. Lower II


/s/ PETER H. HECKMAN          Director, Executive Vice         February 28, 2003
------------------------        President and Chief
Peter H. Heckman              Financial Officer

/s/ ANN M. CAPARROS           Director, Vice President,        February 28, 2003
------------------------        General Counsel,
Ann M. Caparros               Corporate Secretary and
                              Chief Compliance Officer

/s/ VALERIE A. CHRISMAN       Director                         February 28, 2003
------------------------
Valerie A. Chrisman

/s/ GEORGE J. ZOCK            Director and Executive           February 28, 2003
------------------------        Vice President
George J. Zock

                                INDEX TO EXHIBITS


Exhibit
Number                               Title
-------                              -----
  (1)    Resolution of Board of Directors .......................................   Post Effective Amendment 63
  (2)    Agreements for custody .................................................   Not Applicable
  (3)    Underwriting Agreement .................................................   Post Effective Amendment 63
  (4)    Form of Variable Annuity Contract ......................................   Post Effective Amendment 65
  (5)    Form of application ....................................................   Post Effective Amendment 63
  (6)    Certificate of incorporation and bylaws ................................   Initial Registration Statement
  (7)    Contract of Reinsurance ................................................   Not Applicable
  (8)    Other Contracts ........................................................   Not Applicable
  (9)    Opinion and Consent of Counsel .........................................   To be filed by amendment
 (10)    Independent Auditors Consent ...........................................   To be filed by amendment
 (11)    Financial Statement Schedules for Horace Mann Life Insurance Company
         and the Independent Auditors' Report thereon ...........................   To be filed by amendment
 (12)    Agreement regarding initial capital ....................................   Initial Registration Statement
 (13)    Performance Quotation Computations .....................................   Post-Effective Amendment #57